UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

230 Congress Street, Floor 5

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

230 Congress Street, Floor 5

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2011

I	Allocation of Portfolio Holdings and Industries
1	Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral High Beta Fund
22	QuantShares U.S. Market Neutral Size Fund
29	QuantShares U.S. Market Neutral Quality Fund
36	QuantShares U.S. Market Neutral Anti-Momentum Fund
43	QuantShares U.S. Market Neutral Anti-Beta Fund
50	Statements of Assets and Liabilities
51	Statements of Operations
52	Statements of Changes in Net Assets
54	Financial Highlights
56	Notes to Financial Statements
67	Expense Examples
69	Board Approval of Investment Advisory Agreement
71	Proxy Voting & Quarterly Portfolio Holdings Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then the Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, the Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Intuitive Surgical, Inc.	0.5%
W.W. Grainger, Inc.	0.5%
CARBO Ceramics, Inc.	0.5%
Simon Property Group, Inc.	0.5%
Chipotle Mexican Grill, Inc.	0.5%
Dollar Tree, Inc.	0.5%
Tractor Supply Co.	0.5%
Alliance Data Systems Corp.	0.5%
ACE Ltd.	0.5%
Kirby Corp.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Real Estate Investment Trusts (REITs)	8.5%
Speciality Retail	5.4%
Machinery	5.0%
Oil, Gas & Consumable Fuels	5.0%
IT Services	4.0%
Insurance	3.6%
Software	3.6%
Biotechnology	3.2%
Health Care Providers & Services	3.1%
Energy Equipment & Services	2.7%

Largest Equity Holdings — Short

Security	% of Net Assets
NVR, Inc.	-0.5%
EOG Resources, Inc.	-0.5%
Entergy Corp.	-0.5%
Procter & Gamble Co./The	-0.5%
Mosaic Co./The	-0.5%
3M Co.	-0.5%
Devon Energy Corp.	-0.5%
PartnerRe Ltd.	-0.5%
Visteon Corp.	-0.5%
Clorox Co./The	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Oil, Gas & Consumable Fuels	-7.2%
Insurance	-5.4%
Commercial Banks	-4.5%
Capital Markets	-3.1%
Media	-3.1%
Semiconductors & Semiconductor Equipment	-2.7%
Household Durables	-2.3%
Containers & Packaging	-2.3%
Metals & Mining	-2.3%
Speciality Retail	-2.3%

I

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	88%
Equity Securities Held Short	-88%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Chevron Corp.	0.5%
L-3 Communications Holdings, Inc.	0.4%
Ralcorp Holdings, Inc.	0.4%
SPX Corp.	0.4%
Kohl’s Corp.	0.4%
WellCare Health Plans, Inc.	0.4%
Sempra Energy	0.4%
Bunge Ltd.	0.4%
American Financial Group, Inc./OH	0.4%
Alliant Techsystems, Inc.	0.4%

Largest Industry Holdings — Long

% of Net Assets
Insurance	7.1%
Oil, Gas & Consumable Fuels	6.2%
Health Care Providers & Services	5.7%
Electronic Equipment, Instruments & Components	4.4%
Machinery	3.1%
Commercial Banks	3.1%
Food Products	2.7%
Aerospace & Defense	2.7%
Real Estate Investment Trusts (REITs)	2.7%
Electric Utilities	2.7%

Largest Equity Holdings — Short

Security	% of Net Assets
Mastercard, Inc., Class A	-0.5%
Precision Castparts Corp.	-0.5%
Essex Property Trust, Inc.	-0.5%
Mettler-Toledo International, Inc.	-0.5%
AvalonBay Communities, Inc.	-0.5%
Chipotle Mexican Grill, Inc.	-0.4%
TransDigm Group, Inc.	-0.4%
VMware, Inc., Class A	-0.4%
Dollar Tree, Inc.	-0.4%
F5 Networks, Inc.	-0.4%

Largest Industry Holdings — Short

% of Net Assets
Real Estate Investment Trusts (REITs)	-14.1%
Software	-5.7%
Biotechnology	-4.8%
Hotels, Restaurants & Leisure	-4.0%
Energy Equipment & Services	-4.0%
Machinery	-3.1%
Specialty Retail	-3.1%
Oil, Gas & Consumable Fuels	-3.1%
IT Services	-2.7%
Textiles, Apparel & Luxury Goods	-2.6%

II

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral High Beta Fund (BTAH)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Beta Index (the “Target Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Beta Index. The Target Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
F5 Networks, Inc.	0.5%
Cliffs Natural Resources, Inc.	0.5%
SPX Corp.	0.5%
Warnaco Group, Inc./The	0.5%
Helmerich & Payne, Inc.	0.5%
Netlogic Microsystems, Inc.	0.5%
Wyndham Worldwide Corp.	0.5%
WABCO Holdings, Inc.	0.5%
Las Vegas Sands Corp.	0.5%
Harley-Davidson, Inc.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Machinery	7.6%
Insurance	5.9%
Semiconductors & Semiconductor Equipment	5.8%
Health Care Providers & Services	5.0%
Capital Markets	5.0%
Energy Equipment & Services	4.1%
Hotels, Restaurants & Leisure	4.0%
Oil, Gas & Consumable Fuels	3.6%
Metals & Mining	2.3%
Communications Equipment	2.3%

Largest Equity Holdings — Short

Security	% of Net Assets
Washington Post Co./The, Class B	-0.5%
Sherwin-Williams Co./The	-0.5%
McDonald’s Corp.	-0.5%
Cabot Oil & Gas Corp.	-0.5%
AvalonBay Communities, Inc.	-0.5%
ITC Holdings Corp.	-0.5%
ConocoPhillips	-0.5%
Stericycle, Inc.	-0.5%
DaVita, Inc.	-0.5%
ACE Ltd.	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Insurance	-9.0%
Real Estate Investment Trusts (REITs)	-7.2%
IT Services	-5.8%
Oil, Gas & Consumable Fuels	-4.5%
Food Products	-4.5%
Chemicals	-4.5%
Commercial Services & Supplies	-4.1%
Pharmaceuticals	-4.0%
Software	-3.6%
Electric Utilities	-3.2%

III

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
NewMarket Corp.	0.5%
Alaska Air Group, Inc.	0.5%
Wendy’s Co./The	0.5%
Genesee & Wyoming, Inc., Class A	0.5%
Salix Pharmaceuticals Ltd.	0.5%
SEACOR Holdings, Inc.	0.5%
Visteon Corp.	0.5%
DST Systems, Inc.	0.5%
ITT Educational Services, Inc.	0.5%
TreeHouse Foods, Inc.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Real Estate Investment Trusts (REITs)	7.2%
Commercial Banks	4.9%
Energy Equipment & Services	4.5%
Health Care Providers & Services	3.6%
Oil, Gas & Consumable Fuels	3.1%
Media	3.1%
Insurance	2.7%
Machinery	2.7%
Biotechnology	2.7%
Chemicals	2.3%

Largest Equity Holdings — Short

Security	% of Net Assets
Google, Inc., Class A	-0.5%
Union Pacific Corp.	-0.5%
EOG Resources, Inc.	-0.5%
Amazon.com, Inc.	-0.5%
Caterpillar, Inc.	-0.5%
Air Products & Chemicals, Inc.	-0.5%
Apache Corp.	-0.5%
BlackRock, Inc.	-0.5%
Allergan, Inc.	-0.5%
United Technologies Corp.	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Oil, Gas & Consumable Fuels	-5.4%
Insurance	-5.0%
Aerospace & Defense	-4.0%
Machinery	-4.0%
Media	-4.0%
Chemicals	-3.6%
Capital Markets	-3.2%
Electric Utilities	-3.2%
Pharmaceuticals	-3.2%
Real Estate Investment Trusts (REITs)	-3.1%

IV

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Quality Fund (QLT)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Quality Index (the “Target Quality Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Quality Index. The Target Quality Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
priceline.com, Inc.	0.5%
Intuitive Surgical, Inc.	0.5%
NewMarket Corp.	0.5%
BlackRock, Inc.	0.5%
Ralph Lauren Corp.	0.5%
Mastercard, Inc., Class A	0.5%
Panera Bread Co., Class A	0.5%
Public Storage	0.5%
CF Industries Holdings, Inc.	0.5%
Factset Research Systems, Inc.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Insurance	7.7%
Specialty Retail	5.4%
Semiconductors & Semiconductor Equipment	5.4%
Machinery	5.0%
Capital Markets	4.1%
Oil, Gas & Consumable Fuels	4.0%
Energy Equipment & Services	3.6%
Chemicals	3.2%
Textiles, Apparel & Luxury Goods	3.2%
IT Services	3.2%

Largest Equity Holdings — Short

Security	% of Net Assets
Wendy’s Co./The	-0.5%
Beam, Inc.	-0.5%
Rock-Tenn Co., Class A	-0.5%
Essex Property Trust, Inc.	-0.5%
Salesforce.com, Inc.	-0.5%
Boston Properties, Inc.	-0.5%
Camden Property Trust	-0.5%
Equinix, Inc.	-0.5%
Stanley Black & Decker, Inc.	-0.5%
Equity Residential	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Real Estate Investment Trusts (REITs)	-9.9%
Oil, Gas & Consumable Fuels	-4.9%
Media	-4.1%
Household Durables	-3.6%
Hotels, Restaurants & Leisure	-3.6%
Energy Equipment & Services	-3.6%
Health Care Providers & Services	-3.2%
Commercial Services & Supplies	-2.7%
Electric Utilities	-2.7%
Commercial Banks	-2.7%

V

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Anti-Momentum Fund (NOMO)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Momentum Index (the “Target Anti-Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Momentum Index. The Target Anti-Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Washington Post Co./The, Class B	0.5%
EOG Resources, Inc.	0.5%
Martin Marietta Materials, Inc.	0.5%
Boeing Co./The	0.5%
Visteon Corp.	0.5%
NVR, Inc.	0.5%
Dr. Pepper Snapple Group, Inc.	0.5%
Alliant Techsystems, Inc.	0.5%
Molson Coors Brewing Co., Class B	0.5%
Campbell Soup Co.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Oil, Gas & Consumable Fuels	7.2%
Insurance	5.4%
Commercial Banks	4.5%
Capital Markets	3.6%
Media	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Aerospace & Defense	2.3%
Machinery	2.3%
Household Durables	2.3%
Metals & Mining	2.3%

Largest Equity Holdings — Short

Security	% of Net Assets
priceline.com, Inc.	-0.5%
Mastercard, Inc., Class A	-0.5%
Intuitive Surgical, Inc.	-0.5%
NewMarket Corp.	-0.5%
Amazon.com, Inc.	-0.5%
Ralph Lauren Corp.	-0.5%
Panera Bread Co., Class A	-0.5%
Public Storage	-0.5%
Pharmasset, Inc.	-0.5%
CF Industries Holdings, Inc.	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Real Estate Investment Trusts (REITs)	-9.0%
Machinery	-5.0%
Oil, Gas & Consumable Fuels	-5.0%
Specialty Retail	-4.9%
IT Services	-4.1%
Software	-3.6%
Insurance	-3.6%
Biotechnology	-3.2%
Health Care Providers & Services	-3.2%
Chemicals	-2.7%

VI

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2011 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	90%
Equity Securities Held Short	-90%
Swap Agreements — Long	10%
Swap Agreements — Short	-10%

Largest Equity Holdings — Long

Security	% of Net Assets
Markel Corp.	0.5%
Lorillard, Inc.	0.5%
Core Laboratories N.V.	0.5%
Federal Realty Investment Trust	0.5%
ProAssurance Corp.	0.5%
Praxair, Inc.	0.5%
United Parcel Service, Inc., Class B	0.5%
IHS, Inc., Class A	0.5%
Exxon Mobil Corp.	0.5%
Lockheed Martin Corp.	0.5%

Largest Industry Holdings — Long

% of Net Assets
Insurance	10.4%
Real Estate Investment Trusts (REITs)	6.3%
Food Products	4.9%
IT Services	4.5%
Chemicals	4.0%
Pharmaceuticals	4.0%
Oil, Gas & Consumable Fuels	3.6%
Commercial Services & Supplies	3.6%
Aerospace & Defense	3.2%
Multi-Utilities	3.2%

Largest Equity Holdings — Short

Security	% of Net Assets
Oil States International, Inc.	-0.5%
National Fuel Gas Co.	-0.5%
Waters Corp.	-0.5%
Dril-Quip, Inc.	-0.5%
Jones Lang LaSalle, Inc.	-0.5%
Walter Energy, Inc.	-0.5%
AGCO Corp.	-0.5%
Harman International Industries, Inc.	-0.5%
Harley-Davidson, Inc.	-0.5%
Starwood Hotels & Resorts Worldwide, Inc.	-0.5%

Largest Industry Holdings — Short

% of Net Assets
Machinery	-8.6%
Insurance	-5.4%
Health Care Providers & Services	-5.0%
Semiconductors & Semiconductor Equipment	-4.9%
Capital Markets	-4.5%
Energy Equipment & Services	-4.5%
Specialty Retail	-3.6%
Hotels, Restaurants & Leisure	-3.6%
Oil, Gas & Consumable Fuels	-3.2%
Auto Components	-3.2%

VII

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.0%
Aerospace & Defense – 2.2%
Goodrich Corp.	172	$21,276
Hexcel Corp.*	888	21,499
Teledyne Technologies, Inc.*(a)	392	21,501
TransDigm Group, Inc.*	224	21,432
Triumph Group, Inc.(a)	368	21,510
		107,218
Auto Components – 1.3%
BorgWarner, Inc.*	336	21,416
Gentex Corp.	724	21,423
Goodyear Tire & Rubber Co./The*	1,516	21,482
		64,321
Beverages – 0.4%
Hansen Natural Corp.*	232	21,376
Biotechnology – 3.2%
Alexion Pharmaceuticals, Inc.*(a)	300	21,450
Biogen Idec, Inc.*	196	21,570
Cepheid, Inc.*	624	21,472
Cubist Pharmaceuticals, Inc.*	540	21,395
Pharmasset, Inc.*	168	21,537
Regeneron Pharmaceuticals, Inc.*	388	21,507
Seattle Genetics, Inc.*(a)	1,280	21,395
		150,326
Chemicals – 2.7%
Celanese Corp.	484	21,427
CF Industries Holdings, Inc.	148	21,457
LyondellBasell Industries N.V., Class A	660	21,443
NewMarket Corp.	108	21,396
Rockwood Holdings, Inc.*(a)	544	21,417
W.R. Grace & Co.*	468	21,491
		128,631
Commercial Banks - 0.9%
Prosperity Bancshares, Inc.	532	21,466
Signature Bank/NY*	356	21,357
		42,823
Commercial Services & Supplies – 0.9%
Clean Harbors, Inc.*	336	21,413
Iron Mountain, Inc.	696	21,437
		42,850
Communications Equipment – 0.5%
Motorola Solutions, Inc.	464	21,479
Computers & Peripherals – 1.3%
Apple, Inc.*	52	21,060
NCR Corp.*	1,304	21,464
SanDisk Corp.*	436	21,455
		63,979

	Number of Shares	Value
Consumer Finance – 1.8%
American Express Co.	456	$21,510
Capital One Financial Corp.	508	21,483
Discover Financial Services	896	21,504
SLM Corp.(a)	1,596	21,386
		85,883
Diversified Consumer Services – 0.5%
Weight Watchers International, Inc.(a)	392	21,564
Diversified Financial Services – 0.9%
Moody’s Corp.	636	21,420
NASDAQ OMX Group, Inc./The*	876	21,471
		42,891
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	712	21,531
Level 3 Communications, Inc.*	1,264	21,476
Verizon Communications, Inc.(a)	536	21,504
		64,511
Electric Utilities – 1.8%
FirstEnergy Corp.	484	21,441
ITC Holdings Corp.	284	21,550
Portland General Electric Co.	848	21,446
UIL Holdings Corp.	608	21,505
		85,942
Electrical Equipment – 0.4%
Polypore International, Inc.*(a)	488	21,467
Electronic Equipment, Instruments & Components – 1.8%
Arrow Electronics, Inc.*	576	21,548
IPG Photonics Corp.*	632	21,406
Jabil Circuit, Inc.	1,092	21,469
Universal Display Corp.*(a)	584	21,427
		85,850
Energy Equipment & Services – 2.7%
CARBO Ceramics, Inc.	176	21,706
Core Laboratories N.V.	188	21,423
Dresser-Rand Group, Inc.*	432	21,561
Helix Energy Solutions Group, Inc.*	1,360	21,488
National Oilwell Varco, Inc.	316	21,485
Oil States International, Inc.*	280	21,383
		129,046
Food & Staples Retailing – 0.4%
Whole Foods Market, Inc.(a)	308	21,431
Food Products – 0.9%
Darling International, Inc.*	1,616	21,477
Green Mountain Coffee Roasters, Inc.*	480	21,528
		43,005

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Gas Utilities – 0.5%
ONEOK, Inc.	248	$21,499
Health Care Equipment & Supplies – 0.9%
Cooper Cos., Inc./The	304	21,438
Intuitive Surgical, Inc.*	48	22,225
		43,663
Health Care Providers & Services – 3.1%
AMERIGROUP Corp.*	364	21,505
Centene Corp.*	544	21,537
Coventry Health Care, Inc.*	708	21,502
Healthspring, Inc.*	392	21,380
Humana, Inc.	244	21,377
UnitedHealth Group, Inc.(a)	424	21,488
WellCare Health Plans, Inc.*(a)	408	21,420
		150,209
Health Care Technology – 0.5%
Cerner Corp.*	352	21,560
Hotels, Restaurants & Leisure – 2.7%
Chipotle Mexican Grill, Inc.*	64	21,615
Domino’s Pizza, Inc.*	632	21,457
Panera Bread Co., Class A*	152	21,500
Six Flags Entertainment Corp.	520	21,445
Starbucks Corp.	468	21,533
Wynn Resorts Ltd.(a)	192	21,214
		128,764
Household Durables – 0.4%
Tempur-Pedic International, Inc.*(a)	408	21,432
Independent Power Producers & Energy Traders – 0.4%
Constellation Energy Group, Inc.	540	21,422
Insurance – 3.6%
ACE Ltd.	308	21,597
American Financial Group, Inc./OH	584	21,544
Arch Capital Group Ltd.*(a)	576	21,444
CNO Financial Group, Inc.*	3,404	21,479
Fidelity National Financial, Inc., Class A	1,348	21,474
Marsh & McLennan Cos., Inc.	680	21,502
ProAssurance Corp.	268	21,392
W.R. Berkley Corp.	624	21,459
		171,891
Internet & Catalog Retail – 0.9%
Amazon.com, Inc.*(a)	124	21,465
priceline.com, Inc.*	44	20,579
		42,044

	Number of Shares	Value
Internet Software & Services – 0.9%
IAC/InterActiveCorp	504	$21,470
Rackspace Hosting, Inc.*(a)	500	21,505
		42,975
IT Services – 4.0%
Accenture plc, Class A	404	21,505
Alliance Data Systems Corp.*(a)	208	21,599
Gartner, Inc.*	616	21,418
Mastercard, Inc., Class A	56	20,878
Teradata Corp.*(a)	444	21,539
Total System Services, Inc.	1,100	21,516
VeriFone Systems, Inc.*(a)	604	21,454
Visa, Inc., Class A(a)	212	21,524
Wright Express Corp.*	396	21,495
		192,928
Leisure Equipment & Products – 0.5%
Polaris Industries, Inc.	384	21,496
Machinery – 5.0%
Caterpillar, Inc.	236	21,382
Chart Industries, Inc.*	396	21,412
Donaldson Co., Inc.	316	21,513
Gardner Denver, Inc.	280	21,577
Graco, Inc.	524	21,426
Joy Global, Inc.	288	21,591
Nordson Corp.	520	21,414
Pall Corp.	376	21,488
Robbins & Myers, Inc.(a)	444	21,556
Trinity Industries, Inc.	716	21,523
Wabtec Corp.(a)	308	21,545
		236,427
Marine – 0.9%
Alexander & Baldwin, Inc.	528	21,553
Kirby Corp.*	328	21,595
		43,148
Media – 1.4%
CBS Corp., Class B	792	21,495
Charter Communications, Inc., Class A*	376	21,409
Liberty Media Corp. – Liberty Capital, Class A*	276	21,542
		64,446
Metals & Mining – 1.8%
Allied Nevada Gold Corp.*(a)	708	21,438
Carpenter Technology Corp.	416	21,416
Coeur d’Alene Mines Corp.*	888	21,436
Royal Gold, Inc.	320	21,578
		85,868

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Multiline Retail – 0.9%
Dillard’s, Inc., Class A	480	$21,542
Dollar Tree, Inc.*	260	21,609
		43,151
Multi-Utilities – 1.8%
CenterPoint Energy, Inc.	1,068	21,456
Consolidated Edison, Inc.	348	21,587
Dominion Resources, Inc.	404	21,444
NiSource, Inc.	904	21,524
		86,011
Oil, Gas & Consumable Fuels – 5.0%
Cabot Oil & Gas Corp.	284	21,556
El Paso Corp.	808	21,468
EQT Corp.	392	21,478
HollyFrontier Corp.	916	21,434
Range Resources Corp.	348	21,555
Rosetta Resources, Inc.*(a)	492	21,402
SM Energy Co.(a)	292	21,345
Spectra Energy Corp.	700	21,525
Tesoro Corp.*(a)	920	21,491
Williams Cos., Inc./The(a)	652	21,529
World Fuel Services Corp.(a)	512	21,494
		236,277
Personal Products – 1.4%
Estee Lauder Cos., Inc./The, Class A	192	21,565
Herbalife Ltd.	416	21,495
Nu Skin Enterprises, Inc., Class A	444	21,565
		64,625
Pharmaceuticals – 1.3%
Medicis Pharmaceutical Corp., Class A	644	21,413
Questcor Pharmaceuticals, Inc.*	516	21,455
Watson Pharmaceuticals, Inc.*(a)	356	21,481
		64,349
Professional Services – 0.5%
Towers Watson & Co., Class A(a)	360	21,575
Real Estate Investment Trusts (REITs) – 8.5%
American Campus Communities, Inc.(a)	512	21,484
AvalonBay Communities, Inc.	164	21,418
Boston Properties, Inc.	216	21,514
BRE Properties, Inc.	424	21,404
Camden Property Trust	344	21,411
Colonial Properties Trust	1,028	21,444
Douglas Emmett, Inc.	1,176	21,450
Equity Residential	376	21,443
Essex Property Trust, Inc.	152	21,358
Extra Space Storage, Inc.	888	21,516
General Growth Properties, Inc.	1,428	21,449

	Number of Shares	Value
Macerich Co./The	424	$21,454
Post Properties, Inc.	492	21,510
Public Storage	160	21,514
Rayonier, Inc.	480	21,422
Simon Property Group, Inc.	168	21,662
Tanger Factory Outlet Centers(a)	732	21,462
Taubman Centers, Inc.(a)	344	21,362
Weyerhaeuser Co.	1,152	21,508
		407,785
Road & Rail – 1.4%
Genesee & Wyoming, Inc., Class A*	356	21,566
Kansas City Southern*	316	21,491
Old Dominion Freight Line, Inc.*	528	21,400
		64,457
Semiconductors & Semiconductor Equipment – 2.2%
Altera Corp.	580	21,518
Cypress Semiconductor Corp.*	1,272	21,484
Fairchild Semiconductor International, Inc.*	1,784	21,480
KLA-Tencor Corp.	444	21,423
Netlogic Microsystems, Inc.*	432	21,414
		107,319
Software – 3.6%
Ariba, Inc.*	764	21,453
Cadence Design Systems, Inc.*	2,060	21,424
Check Point Software Technologies Ltd.*	408	21,436
CommVault Systems, Inc.*	500	21,360
Electronic Arts, Inc.*	1,040	21,424
Fortinet, Inc.*	984	21,461
Nuance Communications, Inc.*	852	21,437
TIBCO Software, Inc.*(a)	900	21,519
		171,514
Specialty Retail – 5.4%
Aaron’s, Inc.(a)	804	21,451
Abercrombie & Fitch Co., Class A(a)	440	21,490
AutoNation, Inc.*(a)	584	21,532
Bed Bath & Beyond, Inc.*	372	21,565
Buckle, Inc./The	524	21,416
Foot Locker, Inc.	900	21,456
Ltd. Brands, Inc.	532	21,466
Ross Stores, Inc.	452	21,484
Sally Beauty Holdings, Inc.*(a)	1,016	21,468
Tiffany & Co.(a)	324	21,468
Tractor Supply Co.(a)	308	21,606
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	332	21,553
		257,955

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 2.7%
Carter’s, Inc.*	540	$21,497
Deckers Outdoor Corp.*	284	21,462
Fossil, Inc.*	268	21,269
Ralph Lauren Corp.	156	21,541
Under Armour, Inc., Class A*(a)	300	21,537
VF Corp.(a)	168	21,334
		128,640
Tobacco – 0.4%
Lorillard, Inc.	188	21,432
Trading Companies & Distributors – 0.9%
Fastenal Co.	492	21,456
W.W. Grainger, Inc.	116	21,714
		43,170
Water Utilities – 0.5%
American Water Works Co., Inc.	676	21,537
Total Common Stocks Held Long (Cost $4,202,539)		4,294,162
Securities Sold Short – (90.0)%
Aerospace & Defense – (2.3)%
Alliant Techsystems, Inc.	(376)	(21,492)
Boeing Co./The	(292)	(21,418)
Raytheon Co.	(444)	(21,481)
Rockwell Collins, Inc.	(388)	(21,484)
Spirit Aerosystems Holdings, Inc., Class A*	(1,036)	(21,528)
		(107,403)
Airlines – (1.4)%
Delta Air Lines, Inc.*	(2,656)	(21,487)
Southwest Airlines Co.	(2,512)	(21,503)
United Continental Holdings, Inc.*	(1,140)	(21,512)
		(64,502)
Auto Components – (1.4)%
Johnson Controls, Inc.	(688)	(21,507)
TRW Automotive Holdings Corp.*	(660)	(21,516)
Visteon Corp.*	(432)	(21,574)
		(64,597)
Automobiles – (0.4)%
Ford Motor Co.*	(1,996)	(21,477)
Beverages – (0.9)%
Dr. Pepper Snapple Group, Inc.	(544)	(21,477)
Molson Coors Brewing Co., Class B	(492)	(21,422)
		(42,899)
Biotechnology – (1.8)%
Amgen, Inc.	(332)	(21,318)
Amylin Pharmaceuticals, Inc.*	(1,876)	(21,349)
Human Genome Sciences, Inc.*	(2,904)	(21,460)

	Number of Shares	Value
United Therapeutics Corp.*	(452)	$(21,357)
		(85,484)
Building Products – (0.9)%
Lennox International, Inc.	(636)	(21,465)
Masco Corp.	(2,052)	(21,505)
		(42,970)
Capital Markets – (3.1)%
Bank of New York Mellon Corp./The	(1,080)	(21,503)
Charles Schwab Corp./The	(1,908)	(21,484)
E*Trade Financial Corp.*	(2,696)	(21,460)
Goldman Sachs Group, Inc./The	(236)	(21,341)
Morgan Stanley	(1,420)	(21,485)
Northern Trust Corp.	(540)	(21,416)
SEI Investments Co.	(1,240)	(21,514)
		(150,203)
Chemicals – (0.9)%
Intrepid Potash, Inc.*	(948)	(21,453)
Mosaic Co./The	(428)	(21,584)
		(43,037)
Commercial Banks – (4.5)%
CIT Group, Inc.*	(616)	(21,480)
City National Corp./CA	(488)	(21,560)
Comerica, Inc.	(832)	(21,466)
First Horizon National Corp.	(2,688)	(21,504)
First Niagara Financial Group, Inc.	(2,492)	(21,506)
KeyCorp	(2,796)	(21,501)
Popular, Inc.*	(14,820)	(20,600)
Regions Financial Corp.	(4,996)	(21,483)
SunTrust Banks, Inc.	(1,216)	(21,523)
Zions Bancorp.	(1,316)	(21,424)
		(214,047)
Commercial Services & Supplies – (1.8)%
Avery Dennison Corp.	(748)	(21,452)
Corrections Corp. of America*	(1,056)	(21,511)
Covanta Holding Corp.	(1,568)	(21,466)
Republic Services, Inc.	(780)	(21,489)
		(85,918)
Communications Equipment – (1.8)%
Brocade Communications Systems, Inc.*	(4,132)	(21,445)
Cisco Systems, Inc.	(1,188)	(21,479)
Harris Corp.	(596)	(21,480)
Juniper Networks, Inc.*	(1,052)	(21,471)
		(85,875)
Computers & Peripherals – (0.9)%
Hewlett-Packard Co.	(836)	(21,535)
Lexmark International, Inc., Class A	(648)	(21,430)
		(42,965)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Construction & Engineering – (1.8)%
AECOM Technology Corp.*	(1,044)	$(21,475)
Foster Wheeler AG*	(1,120)	(21,437)
Shaw Group, Inc./The*	(800)	(21,520)
URS Corp.*	(612)	(21,493)
		(85,925)
Containers & Packaging – (2.3)%
Bemis Co., Inc.	(716)	(21,537)
Greif, Inc., Class A	(472)	(21,500)
Owens-Illinois, Inc.*	(1,108)	(21,473)
Sealed Air Corp.	(1,248)	(21,478)
Sonoco Products Co.	(652)	(21,490)
		(107,478)
Diversified Consumer Services – (0.9)%
DeVry, Inc.	(560)	(21,538)
Sotheby’s	(752)	(21,454)
		(42,992)
Diversified Financial Services – (0.9)%
Bank of America Corp.	(3,864)	(21,484)
Citigroup, Inc.	(816)	(21,469)
		(42,953)
Electric Utilities – (0.5)%
Entergy Corp.	(296)	(21,623)
Electrical Equipment – (0.9)%
Emerson Electric Co.	(460)	(21,431)
Regal-Beloit Corp.	(420)	(21,408)
		(42,839)
Electronic Equipment, Instruments & Components – (2.2)%
Corning, Inc.	(1,656)	(21,495)
Dolby Laboratories, Inc., Class A*	(704)	(21,479)
Flextronics International Ltd.*	(3,792)	(21,463)
FLIR Systems, Inc.	(856)	(21,460)
Itron, Inc.*	(600)	(21,462)
		(107,359)
Energy Equipment & Services – (1.8)%
McDermott International, Inc.*	(1,868)	(21,501)
Nabors Industries Ltd.*	(1,240)	(21,502)
Transocean Ltd.	(560)	(21,498)
Weatherford International Ltd.*	(1,468)	(21,491)
		(85,992)
Food & Staples Retailing – (0.9)%
Safeway, Inc.	(1,020)	(21,461)
Sysco Corp.	(732)	(21,469)
		(42,930)
Food Products – (1.4)%
Archer-Daniels-Midland Co.	(752)	(21,507)

	Number of Shares	Value
Campbell Soup Co.	(648)	$(21,540)
Dean Foods Co.*	(1,920)	(21,504)
		(64,551)
Gas Utilities – (0.4)%
UGI Corp.	(732)	(21,521)
Health Care Equipment & Supplies – (1.8)%
Alere, Inc.*	(932)	(21,520)
Hill-Rom Holdings, Inc.	(636)	(21,427)
ResMed, Inc.*	(844)	(21,438)
STERIS Corp.	(720)	(21,470)
		(85,855)
Health Care Providers & Services – (1.8)%
Brookdale Senior Living, Inc.*	(1,236)	(21,494)
Community Health Systems, Inc.*	(1,232)	(21,498)
Express Scripts, Inc.*	(480)	(21,451)
Lincare Holdings, Inc.	(836)	(21,494)
		(85,937)
Hotels, Restaurants & Leisure – (1.8)%
Carnival Corp.	(660)	(21,543)
Hyatt Hotels Corp., Class A*	(572)	(21,530)
Marriott International, Inc., Class A	(736)	(21,469)
Royal Caribbean Cruises Ltd.	(868)	(21,500)
		(86,042)
Household Durables – (2.3)%
Mohawk Industries, Inc.*	(360)	(21,546)
Newell Rubbermaid, Inc.	(1,332)	(21,512)
NVR, Inc.*	(32)	(21,952)
PulteGroup, Inc.*	(3,404)	(21,479)
Whirlpool Corp.	(452)	(21,447)
		(107,936)
Household Products – (0.9)%
Clorox Co./The	(324)	(21,565)
Procter & Gamble Co./The	(324)	(21,614)
		(43,179)
Independent Power Producers & Energy Traders – (1.3)%
AES Corp./The*	(1,816)	(21,501)
GenOn Energy, Inc.*	(8,232)	(21,486)
NRG Energy, Inc.*	(1,184)	(21,454)
		(64,441)
Industrial Conglomerates – (0.5)%
3M Co.	(264)	(21,577)
Insurance – (5.4)%
Aflac, Inc.	(496)	(21,457)
Allstate Corp./The	(784)	(21,490)
American International Group, Inc.*	(928)	(21,530)
Aspen Insurance Holdings Ltd.	(812)	(21,518)
Assured Guaranty Ltd.	(1,636)	(21,497)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Axis Capital Holdings Ltd.	(672)	$(21,477)
Genworth Financial, Inc., Class A*	(3,280)	(21,484)
Hartford Financial Services Group, Inc.	(1,324)	(21,515)
Lincoln National Corp.	(1,108)	(21,517)
Old Republic International Corp.	(2,320)	(21,506)
PartnerRe Ltd.	(336)	(21,575)
Protective Life Corp.	(952)	(21,477)
		(258,043)
Internet & Catalog Retail – (0.4)%
Netflix, Inc.*	(308)	(21,341)
Internet Software & Services – (2.2)%
Akamai Technologies, Inc.*	(664)	(21,434)
AOL, Inc.*	(1,424)	(21,502)
Google, Inc., Class A*	(32)	(20,669)
WebMD Health Corp.*	(572)	(21,478)
Yahoo!, Inc.*	(1,328)	(21,421)
		(106,504)
IT Services – (1.4)%
Computer Sciences Corp.	(908)	(21,519)
Fidelity National Information Services, Inc.	(808)	(21,485)
SAIC, Inc.*	(1,748)	(21,483)
		(64,487)
Leisure Equipment & Products – (0.4)%
Hasbro, Inc.	(672)	(21,430)
Life Sciences Tools & Services – (1.4)%
Illumina, Inc.*	(704)	(21,458)
Life Technologies Corp.*	(552)	(21,478)
PerkinElmer, Inc.	(1,076)	(21,520)
		(64,456)
Machinery – (2.2)%
Ingersoll-Rand plc	(704)	(21,451)
Navistar International Corp.*	(568)	(21,516)
Oshkosh Corp.*	(1,004)	(21,465)
PACCAR, Inc.	(572)	(21,433)
SPX Corp.	(356)	(21,456)
		(107,321)
Media – (3.1)%
Cablevision Systems Corp., Class A	(1,512)	(21,501)
DreamWorks Animation SKG, Inc., Class A*	(1,296)	(21,507)
Gannett Co., Inc.	(1,608)	(21,499)
Lamar Advertising Co., Class A*	(780)	(21,450)
Live Nation Entertainment, Inc.*	(2,584)	(21,473)
Scripps Networks Interactive, Inc., Class A	(508)	(21,549)
Washington Post Co./The, Class B	(56)	(21,101)
		(150,080)

	Number of Shares	Value
Metals & Mining – (2.3)%
Alcoa, Inc.	(2,484)	$(21,487)
Southern Copper Corp.	(712)	(21,488)
Steel Dynamics, Inc.	(1,632)	(21,461)
Titanium Metals Corp.	(1,436)	(21,511)
United States Steel Corp.	(812)	(21,485)
		(107,432)
Multi-Utilities – (2.3)%
Integrys Energy Group, Inc.	(396)	(21,455)
PG&E Corp.	(520)	(21,434)
Public Service Enterprise Group, Inc.	(652)	(21,523)
SCANA Corp.	(476)	(21,449)
Sempra Energy	(392)	(21,560)
		(107,421)
Office Electronics – (0.4)%
Xerox Corp.	(2,700)	(21,492)
Oil, Gas & Consumable Fuels – (7.2)%
Alpha Natural Resources, Inc.*	(1,052)	(21,492)
Arch Coal, Inc.	(1,480)	(21,475)
Cimarex Energy Co.	(348)	(21,541)
Denbury Resources, Inc.*	(1,424)	(21,503)
Devon Energy Corp.	(348)	(21,576)
EOG Resources, Inc.	(220)	(21,672)
EXCO Resources, Inc.	(2,056)	(21,485)
Forest Oil Corp.*	(1,584)	(21,463)
McMoRan Exploration Co.*	(1,476)	(21,476)
Murphy Oil Corp.	(384)	(21,404)
Newfield Exploration Co.*	(568)	(21,431)
Peabody Energy Corp.	(648)	(21,455)
Quicksilver Resources, Inc.*	(3,204)	(21,499)
Sunoco, Inc.	(524)	(21,495)
Teekay Corp.	(804)	(21,491)
Ultra Petroleum Corp.*	(724)	(21,452)
		(343,910)
Personal Products – (0.4)%
Avon Products, Inc.	(1,232)	(21,523)
Pharmaceuticals – (2.2)%
Endo Pharmaceuticals Holdings, Inc.*	(624)	(21,547)
Hospira, Inc.*	(708)	(21,502)
Merck & Co., Inc.	(568)	(21,413)
Salix Pharmaceuticals Ltd.*	(448)	(21,437)
Warner Chilcott plc, Class A*	(1,416)	(21,424)
		(107,323)
Professional Services – (1.4)%
Dun & Bradstreet Corp./The	(288)	(21,551)
Manpower, Inc.	(600)	(21,450)
Robert Half International, Inc.	(756)	(21,516)
		(64,517)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Real Estate Investment Trusts (REITs) – (1.4)%
Chimera Investment Corp.	(8,560)	$(21,486)
Corporate Office Properties Trust	(1,012)	(21,515)
Omega Healthcare Investors, Inc.	(1,112)	(21,517)
		(64,518)
Real Estate Management & Development – (0.5)%
Jones Lang LaSalle, Inc.	(352)	(21,564)
Semiconductors & Semiconductor Equipment – (2.7)%
Advanced Micro Devices, Inc.*	(3,980)	(21,492)
Broadcom Corp., Class A*	(732)	(21,492)
Cree, Inc.*	(976)	(21,511)
Lam Research Corp.*	(580)	(21,472)
Marvell Technology Group Ltd.*	(1,552)	(21,495)
Micron Technology, Inc.*	(3,412)	(21,461)
		(128,923)
Software – (0.9)%
BMC Software, Inc.*	(656)	(21,504)
Concur Technologies, Inc.*	(424)	(21,535)
		(43,039)
Specialty Retail – (2.3)%
American Eagle Outfitters, Inc.	(1,404)	(21,467)
Best Buy Co., Inc.	(920)	(21,501)
Gap, Inc./The	(1,160)	(21,518)
Staples, Inc.	(1,544)	(21,446)
Urban Outfitters, Inc.*	(780)	(21,497)
		(107,429)
Textiles, Apparel & Luxury Goods – (0.4)%
Warnaco Group, Inc./The*	(428)	(21,417)

	Number of Shares	Value
Thrifts & Mortgage Finance – (0.9)%
Hudson City Bancorp, Inc.	(3,428)	$(21,425)
New York Community Bancorp, Inc.	(1,736)	(21,474)
		(42,899)
Water Utilities – (0.4)%
Aqua America, Inc.	(976)	(21,521)
Wireless Telecommunication Services – (1.3)%
NII Holdings, Inc.*	(1,008)	(21,470)
Sprint Nextel Corp.*	(9,184)	(21,491)
Telephone & Data Systems, Inc.	(828)	(21,437)
		(64,398)
Total Securities Sold Short (Proceeds Received $4,201,873)		(4,295,495)
Other assets less liabilities — 100.0%		4,771,589
Net Assets — 100.0%		$4,770,256
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $1,086,583.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,619
Aggregate gross unrealized depreciation	(147,574)
Net unrealized appreciation	$37,045
Federal income tax cost of investments	$4,257,117

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
437,916 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Momentum Total Return Index	$35,159
(447,983) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Total Return Index	0.05%	(26,747)
					$8,412

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 88.3%
Aerospace & Defense – 2.7%
Alliant Techsystems, Inc.(a)	400	$22,864
Esterline Technologies Corp.*(a)	408	22,836
General Dynamics Corp.(a)	344	22,779
L-3 Communications Holdings, Inc.(a)	344	22,938
Northrop Grumman Corp.	388	22,690
Raytheon Co.	472	22,835
		136,942
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	272	22,715
Airlines – 1.8%
Alaska Air Group, Inc.*(a)	304	22,827
Delta Air Lines, Inc.*(a)	2,820	22,814
Southwest Airlines Co.(a)	2,664	22,804
United Continental Holdings, Inc.*	1,208	22,795
		91,240
Auto Components – 1.3%
Dana Holding Corp.*(a)	1,876	22,793
Lear Corp.(a)	572	22,766
TRW Automotive Holdings Corp.*	700	22,820
		68,379
Automobiles – 0.9%
Ford Motor Co.*(a)	2,120	22,811
General Motors Co.*(a)	1,124	22,784
		45,595
Beverages – 1.3%
Coca-Cola Enterprises, Inc.	884	22,790
Constellation Brands, Inc., Class A*	1,104	22,820
Dr. Pepper Snapple Group, Inc.(a)	576	22,740
		68,350
Capital Markets – 1.3%
Ameriprise Financial, Inc.(a)	460	22,834
Bank of New York Mellon Corp./The(a)	1,144	22,777
State Street Corp.	564	22,735
		68,346
Chemicals – 0.9%
CF Industries Holdings, Inc.(a)	156	22,617
Huntsman Corp.(a)	2,280	22,800
		45,417
Commercial Banks – 3.1%
Fifth Third Bancorp(a)	1,788	22,743
First Niagara Financial Group, Inc.(a)	2,644	22,818
Huntington Bancshares, Inc./OH(a)	4,136	22,707
KeyCorp(a)	2,964	22,793
PNC Financial Services Group, Inc.	396	22,837

	Number of Shares	Value
Popular, Inc.*(a)	15,724	$21,856
Wells Fargo & Co.	828	22,820
		158,574
Commercial Services & Supplies – 1.3%
Corrections Corp. of America*	1,120	22,814
R.R. Donnelley & Sons Co.	1,576	22,742
Republic Services, Inc.	828	22,812
		68,368
Communications Equipment – 1.3%
Brocade Communications Systems, Inc.*(a)	4,384	22,753
Cisco Systems, Inc.	1,260	22,781
Harris Corp.(a)	632	22,777
		68,311
Computers & Peripherals – 2.6%
Dell, Inc.*(a)	1,556	22,764
Hewlett-Packard Co.(a)	884	22,772
Lexmark International, Inc., Class A(a)	688	22,752
SanDisk Corp.*	464	22,834
Seagate Technology plc	1,388	22,763
Western Digital Corp.*	736	22,779
		136,664
Construction & Engineering – 0.9%
AECOM Technology Corp.*	1,108	22,791
URS Corp.*	648	22,758
		45,549
Consumer Finance – 0.4%
Capital One Financial Corp.(a)	540	22,837
Containers & Packaging – 1.3%
Owens-Illinois, Inc.*	1,176	22,791
Rock-Tenn Co., Class A	396	22,849
Sealed Air Corp.	1,324	22,786
		68,426
Diversified Consumer Services – 0.9%
DeVry, Inc.(a)	592	22,768
Sotheby’s(a)	800	22,824
		45,592
Diversified Financial Services – 1.3%
Citigroup, Inc.(a)	868	22,837
JPMorgan Chase & Co.(a)	684	22,743
NASDAQ OMX Group, Inc./The*	928	22,745
		68,325
Electric Utilities – 2.7%
American Electric Power Co., Inc.(a)	552	22,803
Edison International(a)	552	22,853
Entergy Corp.(a)	312	22,791
FirstEnergy Corp.	516	22,859

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
IDACORP, Inc.(a)	536	$22,732
Portland General Electric Co.	900	22,761
		136,799
Electrical Equipment – 0.4%
Regal-Beloit Corp.	448	22,835
Electronic Equipment, Instruments & Components – 4.4%
Arrow Electronics, Inc.*(a)	608	22,745
Corning, Inc.(a)	1,756	22,793
Flextronics International Ltd.*(a)	4,020	22,753
Ingram Micro, Inc., Class A*(a)	1,252	22,774
Itron, Inc.*(a)	636	22,750
Jabil Circuit, Inc.(a)	1,160	22,806
Molex, Inc.	956	22,810
TE Connectivity Ltd.	740	22,799
Tech Data Corp.*	460	22,728
Vishay Intertechnology, Inc.*	2,536	22,799
		227,757
Energy Equipment & Services – 1.8%
Diamond Offshore Drilling, Inc.	412	22,767
Helix Energy Solutions Group, Inc.*(a)	1,444	22,815
Nabors Industries Ltd.*	1,316	22,820
Patterson-UTI Energy, Inc.	1,140	22,777
		91,179
Food & Staples Retailing – 1.8%
CVS Caremark Corp.(a)	560	22,837
Kroger Co./The(a)	940	22,767
Safeway, Inc.	1,084	22,807
SUPERVALU, Inc.	2,808	22,801
		91,212
Food Products – 2.7%
Bunge Ltd.(a)	400	22,880
ConAgra Foods, Inc.(a)	864	22,810
Darling International, Inc.*(a)	1,716	22,806
Ralcorp Holdings, Inc.*	268	22,914
Smithfield Foods, Inc.*	940	22,823
Tyson Foods, Inc., Class A	1,104	22,786
		137,019
Health Care Equipment & Supplies – 0.9%
Alere, Inc.*(a)	988	22,813
Boston Scientific Corp.*	4,268	22,791
		45,604
Health Care Providers & Services – 5.7%
Aetna, Inc.(a)	540	22,783
CIGNA Corp.(a)	544	22,848
Community Health Systems, Inc.*(a)	1,308	22,824
Coventry Health Care, Inc.*(a)	752	22,838
Health Net, Inc.*(a)	748	22,754
Humana, Inc.(a)	260	22,778

	Number of Shares	Value
LifePoint Hospitals, Inc.*(a)	612	$22,736
Omnicare, Inc.	660	22,737
Tenet Healthcare Corp.*	4,444	22,798
UnitedHealth Group, Inc.	448	22,705
Universal Health Services, Inc., Class B	588	22,850
WellCare Health Plans, Inc.*	436	22,890
WellPoint, Inc.	344	22,790
		296,331
Hotels, Restaurants & Leisure – 0.9%
Carnival Corp.(a)	700	22,848
Royal Caribbean Cruises Ltd.	920	22,788
		45,636
Household Durables – 1.3%
Jarden Corp.(a)	764	22,828
Newell Rubbermaid, Inc.	1,412	22,804
Whirlpool Corp.	480	22,776
		68,408
Independent Power Producers & Energy Traders – 0.9%
AES Corp./The*(a)	1,924	22,780
Constellation Energy Group, Inc.(a)	576	22,850
		45,630
Industrial Conglomerates – 0.9%
General Electric Co.(a)	1,272	22,782
Tyco International Ltd.	488	22,794
		45,576
Insurance – 7.1%
ACE Ltd.(a)	324	22,719
American Financial Group, Inc./OH(a)	620	22,872
Assurant, Inc.(a)	556	22,829
Assured Guaranty Ltd.(a)	1,736	22,811
CNO Financial Group, Inc.*(a)	3,612	22,791
Fidelity National Financial, Inc., Class A(a)	1,432	22,812
Hartford Financial Services Group, Inc.(a)	1,404	22,815
HCC Insurance Holdings, Inc.	828	22,770
Lincoln National Corp.(a)	1,176	22,838
MetLife, Inc.	732	22,824
Principal Financial Group, Inc.	928	22,829
Protective Life Corp.	1,012	22,831
Prudential Financial, Inc.	456	22,855
Reinsurance Group of America, Inc.	436	22,781
Torchmark Corp.	524	22,736
Unum Group	1,084	22,840
		364,953
Internet Software & Services – 0.4%
AOL, Inc.*(a)	1,508	22,771
IT Services – 1.8%
CACI International, Inc., Class A*(a)	408	22,815
Computer Sciences Corp.(a)	964	22,847

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Fidelity National Information Services, Inc.	856	$22,761
SAIC, Inc.*	1,856	22,810
		91,233
Machinery – 3.1%
AGCO Corp.*(a)	532	22,860
Harsco Corp.(a)	1,108	22,803
ITT Corp.(a)	1,180	22,809
Navistar International Corp.*	600	22,728
Oshkosh Corp.*	1,068	22,834
SPX Corp.	380	22,902
Stanley Black & Decker, Inc.	336	22,714
		159,650
Media – 1.3%
Comcast Corp., Class A(a)	960	22,762
Comcast Corp., Class A Special(a)	968	22,806
Gannett Co., Inc.(a)	1,704	22,782
		68,350
Metals & Mining – 1.8%
Alcoa, Inc.(a)	2,636	22,801
Cliffs Natural Resources, Inc.(a)	364	22,696
Coeur d’Alene Mines Corp.*(a)	944	22,788
Freeport-McMoRan Copper & Gold, Inc.	620	22,810
		91,095
Multiline Retail – 1.8%
Dillard’s, Inc., Class A(a)	508	22,799
Kohl’s Corp.	464	22,898
Macy’s, Inc.(a)	708	22,784
Target Corp.	444	22,742
		91,223
Multi-Utilities – 1.8%
Ameren Corp.(a)	688	22,793
PG&E Corp.	552	22,754
Public Service Enterprise Group, Inc.	692	22,843
Sempra Energy	416	22,880
		91,270
Office Electronics – 0.4%
Xerox Corp.	2,864	22,797
Oil, Gas & Consumable Fuels – 6.2%
Alpha Natural Resources, Inc.*(a)	1,116	22,800
Apache Corp.(a)	252	22,826
Arch Coal, Inc.(a)	1,572	22,810
Chesapeake Energy Corp.(a)	1,024	22,825
Chevron Corp.(a)	216	22,982
ConocoPhillips(a)	312	22,736
Devon Energy Corp.(a)	368	22,816
Hess Corp.(a)	400	22,720
HollyFrontier Corp.	976	22,838
Marathon Oil Corp.	780	22,831

	Number of Shares	Value
Murphy Oil Corp.	408	$22,742
Newfield Exploration Co.*	604	22,789
Tesoro Corp.*	976	22,799
Valero Energy Corp.	1,084	22,818
		319,332
Paper & Forest Products – 1.3%
Domtar Corp.	284	22,709
International Paper Co.(a)	772	22,851
MeadWestvaco Corp.	760	22,762
		68,322
Pharmaceuticals – 2.2%
Eli Lilly & Co.(a)	548	22,775
Endo Pharmaceuticals Holdings, Inc.*(a)	660	22,790
Forest Laboratories, Inc.*(a)	752	22,755
Merck & Co., Inc.	604	22,771
Pfizer, Inc.	1,052	22,765
		113,856
Real Estate Investment Trusts (REITs) – 2.7%
American Capital Agency Corp.(a)	812	22,801
Chimera Investment Corp.(a)	9,084	22,801
Hatteras Financial Corp.(a)	864	22,784
Invesco Mortgage Capital, Inc.(a)	1,624	22,817
MFA Financial, Inc.	3,392	22,794
Starwood Property Trust, Inc.	1,232	22,804
		136,801
Real Estate Management & Development – 0.4%
Brookfield Office Properties, Inc.(a)	1,456	22,772
Road & Rail – 0.9%
Hertz Global Holdings, Inc.*(a)	1,944	22,784
Ryder System, Inc.	428	22,744
		45,528
Semiconductors & Semiconductor Equipment – 2.2%
Applied Materials, Inc.(a)	2,128	22,791
Fairchild Semiconductor International, Inc.*(a)	1,892	22,780
Micron Technology, Inc.*	3,624	22,795
ON Semiconductor Corp.*	2,944	22,728
Teradyne, Inc.*	1,672	22,789
		113,883
Software – 0.9%
Activision Blizzard, Inc.	1,852	22,816
CA, Inc.(a)	1,124	22,722
		45,538
Specialty Retail – 2.6%
Ascena Retail Group, Inc.*(a)	768	22,825
Best Buy Co., Inc.(a)	976	22,809
Foot Locker, Inc.(a)	956	22,791

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
GameStop Corp., Class A*(a)	944	$22,779
Guess?, Inc.	764	22,782
Staples, Inc.	1,640	22,780
		136,766
Wireless Telecommunication Services – 1.3%
MetroPCS Communications, Inc.*	2,628	22,811
NII Holdings, Inc.*	1,072	22,834
Telephone & Data Systems, Inc.	880	22,783
		68,428
Total Common Stocks Held Long (Cost $4,318,842)		4,558,184
Securities Sold Short – (88.3)%
Aerospace & Defense – (2.2)%
Boeing Co./The	(312)	(22,885)
Goodrich Corp.	(184)	(22,761)
Hexcel Corp.*	(940)	(22,757)
Precision Castparts Corp.	(140)	(23,071)
TransDigm Group, Inc.*	(240)	(22,963)
		(114,437)
Air Freight & Logistics – (1.3)%
C.H. Robinson Worldwide, Inc.	(328)	(22,888)
Expeditors International of Washington, Inc.	(556)	(22,774)
United Parcel Service, Inc., Class B	(312)	(22,835)
		(68,497)
Auto Components – (0.4)%
Gentex Corp.	(768)	(22,725)
Beverages – (0.9)%
Brown-Forman Corp., Class B	(284)	(22,865)
Hansen Natural Corp.*	(248)	(22,851)
		(45,716)
Biotechnology – (4.8)%
Alexion Pharmaceuticals, Inc.*	(320)	(22,880)
Amylin Pharmaceuticals, Inc.*	(1,992)	(22,669)
BioMarin Pharmaceutical, Inc.*	(660)	(22,691)
Cepheid, Inc.*	(660)	(22,711)
Dendreon Corp.*	(2,996)	(22,770)
Human Genome Sciences, Inc.*	(3,080)	(22,761)
Onyx Pharmaceuticals, Inc.*	(520)	(22,854)
Pharmasset, Inc.*	(176)	(22,563)
Regeneron Pharmaceuticals, Inc.*	(408)	(22,615)
Seattle Genetics, Inc.*	(1,360)	(22,732)
Vertex Pharmaceuticals, Inc.*	(684)	(22,716)
		(249,962)
Capital Markets – (0.4)%
T. Rowe Price Group, Inc.	(400)	(22,780)

	Number of Shares	Value
Chemicals – (2.2)%
Airgas, Inc.	(292)	$(22,799)
Ecolab, Inc.	(396)	(22,893)
Praxair, Inc.	(212)	(22,663)
Sherwin-Williams Co./The	(256)	(22,853)
Sigma-Aldrich Corp.	(364)	(22,735)
		(113,943)
Commercial Services & Supplies – (1.8)%
Clean Harbors, Inc.*	(356)	(22,688)
Copart, Inc.*	(476)	(22,796)
Covanta Holding Corp.	(1,664)	(22,780)
Stericycle, Inc.*	(292)	(22,752)
		(91,016)
Communications Equipment – (2.2)%
Acme Packet, Inc.*	(736)	(22,750)
Aruba Networks, Inc.*	(1,232)	(22,816)
F5 Networks, Inc.*	(216)	(22,922)
InterDigital, Inc.	(524)	(22,831)
Riverbed Technology, Inc.*	(968)	(22,748)
		(114,067)
Diversified Financial Services – (1.3)%
CBOE Holdings, Inc.	(880)	(22,757)
Moody’s Corp.	(676)	(22,768)
MSCI, Inc., Class A*	(692)	(22,787)
		(68,312)
Electric Utilities – (0.9)%
ITC Holdings Corp.	(300)	(22,764)
Southern Co./The	(492)	(22,775)
		(45,539)
Electrical Equipment – (0.9)%
Polypore International, Inc.*	(520)	(22,875)
Rockwell Automation, Inc.	(312)	(22,891)
		(45,766)
Electronic Equipment, Instruments & Components – (1.8)%
FLIR Systems, Inc.	(908)	(22,763)
IPG Photonics Corp.*	(672)	(22,761)
National Instruments Corp.	(880)	(22,836)
Trimble Navigation Ltd.*	(524)	(22,742)
		(91,102)
Energy Equipment & Services – (4.0)%
Cameron International Corp.*	(464)	(22,824)
CARBO Ceramics, Inc.	(184)	(22,693)
Core Laboratories N.V.	(200)	(22,790)
Dresser-Rand Group, Inc.*	(456)	(22,759)
Dril-Quip, Inc.*	(348)	(22,905)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
FMC Technologies, Inc.*	(436)	$(22,772)
Lufkin Industries, Inc.	(336)	(22,616)
Oceaneering International, Inc.	(496)	(22,881)
Schlumberger Ltd.	(332)	(22,679)
		(204,919)
Food & Staples Retailing – (0.9)%
United Natural Foods, Inc.*	(568)	(22,726)
Whole Foods Market, Inc.	(328)	(22,822)
		(45,548)
Food Products – (1.8)%
Green Mountain Coffee Roasters, Inc.*	(508)	(22,784)
Hershey Co./The	(368)	(22,735)
Mead Johnson Nutrition Co.	(332)	(22,818)
Sara Lee Corp.	(1,204)	(22,780)
		(91,117)
Gas Utilities – (1.8)%
National Fuel Gas Co.	(412)	(22,899)
ONEOK, Inc.	(264)	(22,886)
Piedmont Natural Gas Co., Inc.	(672)	(22,835)
Questar Corp.	(1,148)	(22,799)
		(91,419)
Health Care Equipment & Supplies – (1.3)%
Edwards Lifesciences Corp.*	(324)	(22,907)
IDEXX Laboratories, Inc.*	(296)	(22,780)
Intuitive Surgical, Inc.*	(48)	(22,224)
		(67,911)
Health Care Providers & Services – (0.9)%
Catalyst Health Solutions, Inc.*	(440)	(22,880)
HMS Holdings Corp.*	(712)	(22,770)
		(45,650)
Health Care Technology – (1.3)%
athenahealth, Inc.*	(464)	(22,792)
Cerner Corp.*	(372)	(22,785)
Quality Systems, Inc.	(616)	(22,786)
		(68,363)
Hotels, Restaurants & Leisure – (4.0)%
Bally Technologies, Inc.*	(576)	(22,787)
Chipotle Mexican Grill, Inc.*	(68)	(22,966)
Domino’s Pizza, Inc.*	(672)	(22,814)
Las Vegas Sands Corp.*	(532)	(22,732)
McDonald’s Corp.	(228)	(22,875)
Panera Bread Co., Class A*	(160)	(22,632)
Starbucks Corp.	(496)	(22,821)
Starwood Hotels & Resorts Worldwide, Inc.	(476)	(22,834)
Yum! Brands, Inc.	(388)	(22,896)
		(205,357)

	Number of Shares	Value
Household Durables – (0.4)%
Tempur-Pedic International, Inc.*	(432)	$(22,693)
Household Products – (0.5)%
Colgate-Palmolive Co.	(248)	(22,913)
Independent Power Producers & Energy Traders – (0.9)%
Calpine Corp.*	(1,396)	(22,797)
GenOn Energy, Inc.*	(8,732)	(22,790)
		(45,587)
Insurance – (0.4)%
Arthur J. Gallagher & Co.	(680)	(22,739)
Internet & Catalog Retail – (1.3)%
Amazon.com, Inc.*	(132)	(22,849)
HSN, Inc.	(628)	(22,772)
priceline.com, Inc.*	(48)	(22,450)
		(68,071)
Internet Software & Services – (1.3)%
Rackspace Hosting, Inc.*	(532)	(22,881)
VeriSign, Inc.	(636)	(22,718)
WebMD Health Corp.*	(608)	(22,831)
		(68,430)
IT Services – (2.7)%
Automatic Data Processing, Inc.	(420)	(22,684)
Cognizant Technology Solutions Corp., Class A*	(352)	(22,637)
Gartner, Inc.*	(656)	(22,809)
Mastercard, Inc., Class A	(60)	(23,115)
Paychex, Inc.	(756)	(22,763)
Wright Express Corp.*	(420)	(22,798)
		(136,806)
Leisure Equipment & Products – (0.5)%
Brunswick Corp.	(1,264)	(22,828)
Life Sciences Tools & Services – (0.5)%
Mettler-Toledo International, Inc.*	(156)	(23,043)
Machinery – (3.1)%
Chart Industries, Inc.*	(420)	(22,709)
CLARCOR, Inc.	(456)	(22,796)
Donaldson Co., Inc.	(336)	(22,875)
Graco, Inc.	(556)	(22,735)
Manitowoc Co., Inc./The	(2,480)	(22,791)
Pall Corp.	(400)	(22,860)
Woodward, Inc.	(556)	(22,757)
		(159,523)
Media – (0.4)%
Liberty Media Corp. – Liberty Capital, Class A*	(292)	(22,791)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Metals & Mining – (2.2)%
Allegheny Technologies, Inc.	(476)	$(22,753)
Allied Nevada Gold Corp.*	(752)	(22,771)
Carpenter Technology Corp.	(444)	(22,857)
Royal Gold, Inc.	(336)	(22,656)
Titanium Metals Corp.	(1,524)	(22,829)
		(113,866)
Multiline Retail – (0.5)%
Dollar Tree, Inc.*	(276)	(22,938)
Multi-Utilities – (0.4)%
Dominion Resources, Inc.	(428)	(22,718)
Oil, Gas & Consumable Fuels – (3.1)%
Cabot Oil & Gas Corp.	(300)	(22,770)
Cobalt International Energy, Inc.*	(1,468)	(22,783)
Continental Resources, Inc.*	(340)	(22,682)
McMoRan Exploration Co.*	(1,568)	(22,814)
Oasis Petroleum, Inc.*	(784)	(22,807)
Range Resources Corp.	(368)	(22,794)
Spectra Energy Corp.	(740)	(22,755)
		(159,405)
Personal Products – (0.9)%
Estee Lauder Cos., Inc./The, Class A	(204)	(22,913)
Herbalife Ltd.	(440)	(22,735)
		(45,648)
Pharmaceuticals – (1.3)%
Allergan, Inc.	(260)	(22,812)
Perrigo Co.	(232)	(22,574)
Questcor Pharmaceuticals, Inc.*	(548)	(22,786)
		(68,172)
Professional Services – (1.3)%
IHS, Inc., Class A*	(264)	(22,746)
Robert Half International, Inc.	(800)	(22,768)
Verisk Analytics, Inc., Class A*	(568)	(22,794)
		(68,308)
Real Estate Investment Trusts (REITs) – (14.1)%
American Campus Communities, Inc.	(544)	(22,826)
American Tower Corp.	(380)	(22,804)
Apartment Investment & Management Co., Class A	(996)	(22,818)
AvalonBay Communities, Inc.	(176)	(22,986)
Boston Properties, Inc.	(228)	(22,709)
BRE Properties, Inc.	(452)	(22,817)
Camden Property Trust	(368)	(22,904)
Digital Realty Trust, Inc.	(340)	(22,668)
Equity Lifestyle Properties, Inc.	(340)	(22,675)
Equity Residential	(400)	(22,812)

	Number of Shares	Value
Essex Property Trust, Inc.	(164)	$(23,044)
Extra Space Storage, Inc.	(940)	(22,776)
Federal Realty Investment Trust	(252)	(22,869)
Highwoods Properties, Inc.	(768)	(22,787)
Home Properties, Inc.	(396)	(22,798)
Kilroy Realty Corp.	(600)	(22,842)
Macerich Co./The	(452)	(22,871)
Mid-America Apartment Communities, Inc.	(364)	(22,768)
Omega Healthcare Investors, Inc.	(1,180)	(22,833)
Plum Creek Timber Co., Inc.	(624)	(22,813)
Post Properties, Inc.	(520)	(22,734)
Public Storage	(168)	(22,589)
Rayonier, Inc.	(512)	(22,851)
Regency Centers Corp.	(604)	(22,722)
Simon Property Group, Inc.	(176)	(22,693)
Tanger Factory Outlet Centers	(776)	(22,752)
Taubman Centers, Inc.	(368)	(22,853)
UDR, Inc.	(908)	(22,791)
Ventas, Inc.	(412)	(22,714)
Vornado Realty Trust	(296)	(22,751)
Weingarten Realty Investors	(1,044)	(22,780)
Weyerhaeuser Co.	(1,220)	(22,777)
		(729,427)
Road & Rail – (0.9)%
Genesee & Wyoming, Inc., Class A*	(376)	(22,778)
Landstar System, Inc.	(476)	(22,810)
		(45,588)
Software – (5.7)%
Ariba, Inc.*	(812)	(22,801)
Citrix Systems, Inc.*	(376)	(22,831)
CommVault Systems, Inc.*	(532)	(22,727)
Concur Technologies, Inc.*	(448)	(22,754)
Electronic Arts, Inc.*	(1,104)	(22,742)
Factset Research Systems, Inc.	(260)	(22,693)
Fortinet, Inc.*	(1,044)	(22,770)
Informatica Corp.*	(616)	(22,749)
QLIK Technologies, Inc.*	(940)	(22,748)
Red Hat, Inc.*	(552)	(22,792)
Salesforce.com, Inc.*	(224)	(22,727)
TIBCO Software, Inc.*	(952)	(22,762)
VMware, Inc., Class A*	(276)	(22,960)
		(296,056)
Specialty Retail – (3.1)%
CarMax, Inc.*	(748)	(22,799)
Ross Stores, Inc.	(480)	(22,814)
Sally Beauty Holdings, Inc.*	(1,080)	(22,820)
Tiffany & Co.	(344)	(22,793)
Tractor Supply Co.	(324)	(22,729)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc.*	(352)	$(22,852)
Urban Outfitters, Inc.*	(824)	(22,710)
		(159,517)
Textiles, Apparel & Luxury Goods – (2.6)%
Coach, Inc.	(372)	(22,707)
Deckers Outdoor Corp.*	(300)	(22,671)
Fossil, Inc.*	(288)	(22,856)
NIKE, Inc., Class B	(236)	(22,743)
Ralph Lauren Corp.	(164)	(22,645)
Under Armour, Inc., Class A*	(316)	(22,686)
		(136,308)
Trading Companies & Distributors – (1.8)%
Fastenal Co.	(524)	(22,851)
MSC Industrial Direct Co., Inc., Class A	(320)	(22,896)
W.W. Grainger, Inc.	(120)	(22,463)
Watsco, Inc.	(348)	(22,850)
		(91,060)
Water Utilities – (0.4)%
Aqua America, Inc.	(1,032)	(22,755)

	Number of Shares	Value
Wireless Telecommunication Services – (0.9)%
Crown Castle International Corp.*	(508)	$(22,758)
SBA Communications Corp., Class A*	(532)	(22,855)
		(45,613)
Total Securities Sold Short (Proceeds Received $4,389,916)		$(4,556,949)
Other assets less liabilities — 100.0%		5,162,453
Net Assets — 100.0%		$5,163,688
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $2,771,661.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,605
Aggregate gross unrealized depreciation	(86,608)
Net unrealized appreciation	$212,997
Federal income tax cost of investments	$4,345,187

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
459,142 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Value Total Return Index	$44,279
(485,342) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Total Return Index	0.05%	(19,709)
					$24,570

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.0%
Aerospace & Defense – 0.9%
Hexcel Corp.*(a)	920	$22,273
Textron, Inc.	1,208	22,336
		44,609
Auto Components – 2.2%
Dana Holding Corp.*(a)	1,836	22,307
Gentex Corp.(a)	752	22,252
Goodyear Tire & Rubber Co./The*(a)	1,576	22,332
Johnson Controls, Inc.(a)	712	22,257
TRW Automotive Holdings Corp.*	684	22,299
		111,447
Automobiles – 0.9%
Ford Motor Co.*(a)	2,072	22,295
Harley-Davidson, Inc.(a)	576	22,389
		44,684
Biotechnology – 1.3%
Amylin Pharmaceuticals, Inc.*(a)	1,948	22,168
Cepheid, Inc.*(a)	648	22,298
Dendreon Corp.*(a)	2,932	22,283
		66,749
Building Products – 0.4%
Owens Corning*	776	22,287
Capital Markets – 5.0%
Affiliated Managers Group, Inc.*(a)	232	22,260
Charles Schwab Corp./The	1,980	22,295
E*Trade Financial Corp.*(a)	2,800	22,288
Eaton Vance Corp.(a)	944	22,316
Franklin Resources, Inc.(a)	232	22,286
Invesco Ltd.(a)	1,112	22,340
Legg Mason, Inc.(a)	928	22,319
Morgan Stanley(a)	1,476	22,332
Raymond James Financial, Inc.	720	22,291
T. Rowe Price Group, Inc.	392	22,324
Waddell & Reed Financial, Inc., Class A	900	22,293
		245,344
Chemicals – 1.8%
Celanese Corp.(a)	504	22,312
Huntsman Corp.(a)	2,232	22,320
Rockwood Holdings, Inc.*	568	22,362
Solutia, Inc.*	1,292	22,326
		89,320
Commercial Banks – 1.8%
Huntington Bancshares, Inc./OH(a)	4,044	22,202
Regions Financial Corp.	5,188	22,308
Webster Financial Corp.	1,096	22,347
Zions Bancorp.	1,368	22,271
		89,128

	Number of Shares	Value
Commercial Services & Supplies – 0.4%
Covanta Holding Corp.(a)	1,628	$22,287
Communications Equipment – 2.3%
F5 Networks, Inc.*	212	22,497
InterDigital, Inc.(a)	512	22,308
JDS Uniphase Corp.*(a)	2,132	22,258
Juniper Networks, Inc.*	1,092	22,288
Riverbed Technology, Inc.*	948	22,278
		111,629
Computers & Peripherals – 0.4%
SanDisk Corp.*	452	22,243
Construction & Engineering – 0.9%
Foster Wheeler AG*(a)	1,164	22,279
KBR, Inc.(a)	800	22,296
		44,575
Diversified Consumer Services – 0.9%
Sotheby's(a)	784	22,368
Weight Watchers International, Inc.	404	22,224
		44,592
Diversified Financial Services – 1.3%
Bank of America Corp.	4,012	22,307
Citigroup, Inc.(a)	848	22,311
Leucadia National Corp.(a)	980	22,285
		66,903
Diversified Telecommunication Services – 0.4%
Level 3 Communications, Inc.*(a)	1,312	22,291
Electrical Equipment – 1.8%
EnerSys*	860	22,334
General Cable Corp.*(a)	892	22,309
GrafTech International Ltd.*(a)	1,636	22,331
Rockwell Automation, Inc.	304	22,305
		89,279
Electronic Equipment, Instruments & Components – 1.4%
Arrow Electronics, Inc.*(a)	596	22,296
Jabil Circuit, Inc.(a)	1,136	22,334
Vishay Intertechnology, Inc.*	2,484	22,331
		66,961
Energy Equipment & Services – 4.1%
CARBO Ceramics, Inc.(a)	180	22,199
Halliburton Co.(a)	648	22,362
Helix Energy Solutions Group, Inc.*(a)	1,412	22,310
Helmerich & Payne, Inc.(a)	384	22,410
Key Energy Services, Inc.*(a)	1,444	22,339
McDermott International, Inc.*(a)	1,940	22,329
Nabors Industries Ltd.*	1,288	22,334

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
National Oilwell Varco, Inc.	328	$22,301
Oil States International, Inc.*	292	22,300
		200,884
Food & Staples Retailing – 0.5%
SUPERVALU, Inc.	2,748	22,314
Food Products – 0.5%
Dean Foods Co.*(a)	1,992	22,310
Gas Utilities – 2.2%
AGL Resources, Inc.	528	22,313
National Fuel Gas Co.	400	22,232
ONEOK, Inc.	256	22,193
Piedmont Natural Gas Co., Inc.	656	22,291
UGI Corp.	760	22,344
		111,373
Health Care Equipment & Supplies – 0.9%
Hill-Rom Holdings, Inc.(a)	664	22,370
Sirona Dental Systems, Inc.*	508	22,373
		44,743
Health Care Providers & Services – 5.0%
Aetna, Inc.(a)	528	22,276
AMERIGROUP Corp.*(a)	376	22,214
Brookdale Senior Living, Inc.*(a)	1,284	22,329
Centene Corp.*(a)	564	22,329
Community Health Systems, Inc.*(a)	1,280	22,336
Coventry Health Care, Inc.*(a)	736	22,352
Health Management Associates, Inc., Class A*(a)	3,028	22,317
HMS Holdings Corp.*(a)	696	22,258
Tenet Healthcare Corp.*	4,348	22,305
Universal Health Services, Inc., Class B	576	22,383
WellCare Health Plans, Inc.*	424	22,260
		245,359
Hotels, Restaurants & Leisure – 4.0%
Hyatt Hotels Corp., Class A*(a)	592	22,283
Las Vegas Sands Corp.*(a)	524	22,391
Life Time Fitness, Inc.*	476	22,253
Marriott International, Inc., Class A(a)	764	22,286
MGM Resorts International*(a)	2,140	22,320
Royal Caribbean Cruises Ltd.	900	22,293
Starwood Hotels & Resorts Worldwide, Inc.(a)	464	22,258
Wyndham Worldwide Corp.	592	22,395
Wynn Resorts Ltd.	200	22,098
		200,577

	Number of Shares	Value
Household Durables – 1.4%
Harman International Industries, Inc.(a)	588	$22,367
Leggett & Platt, Inc.	968	22,303
PulteGroup, Inc.*	3,536	22,312
		66,982
Independent Power Producers & Energy Traders – 1.8%
AES Corp./The*(a)	1,884	22,307
Calpine Corp.*(a)	1,368	22,339
GenOn Energy, Inc.*(a)	8,552	22,321
NRG Energy, Inc.*	1,232	22,324
		89,291
Insurance – 5.9%
Aflac, Inc.(a)	516	22,322
American International Group, Inc.*(a)	960	22,272
Assured Guaranty Ltd.(a)	1,700	22,338
CNO Financial Group, Inc.*(a)	3,536	22,312
Delphi Financial Group, Inc., Class A	504	22,327
Genworth Financial, Inc., Class A*(a)	3,408	22,323
Hartford Financial Services Group, Inc.(a)	1,372	22,295
Lincoln National Corp.(a)	1,148	22,294
MBIA, Inc.*	1,924	22,299
MetLife, Inc.(a)	716	22,325
Principal Financial Group, Inc.	908	22,337
Protective Life Corp.	988	22,289
Prudential Financial, Inc.	444	22,253
		289,986
Internet Software & Services – 0.5%
eBay, Inc.*(a)	736	22,323
IT Services – 0.9%
CoreLogic, Inc.*(a)	1,724	22,291
Wright Express Corp.*	412	22,364
		44,655
Leisure Equipment & Products – 0.5%
Brunswick Corp.(a)	1,236	22,322
Life Sciences Tools & Services – 0.9%
Illumina, Inc.*(a)	732	22,311
Waters Corp.*	300	22,215
		44,526
Machinery – 7.6%
Actuant Corp., Class A(a)	984	22,327
AGCO Corp.*(a)	520	22,344
Chart Industries, Inc.*(a)	412	22,277

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Cummins, Inc.(a)	252	$22,181
Gardner Denver, Inc.(a)	288	22,193
Harsco Corp.(a)	1,084	22,309
Joy Global, Inc.(a)	296	22,191
Kennametal, Inc.(a)	612	22,350
Manitowoc Co., Inc./The	2,428	22,313
Navistar International Corp.*(a)	588	22,274
Nordson Corp.	540	22,237
Oshkosh Corp.*	1,044	22,321
SPX Corp.	372	22,420
Terex Corp.*	1,652	22,319
Timken Co.	576	22,297
Trinity Industries, Inc.	744	22,365
WABCO Holdings, Inc.*	516	22,394
		379,112
Media – 2.3%
CBS Corp., Class B(a)	824	22,364
Gannett Co., Inc.(a)	1,668	22,301
Interpublic Group of Cos., Inc./The(a)	2,292	22,301
Lamar Advertising Co., Class A*(a)	812	22,330
Live Nation Entertainment, Inc.*	2,684	22,304
		111,600
Metals & Mining – 2.3%
Allegheny Technologies, Inc.	468	22,371
Cliffs Natural Resources, Inc.(a)	360	22,446
Freeport-McMoRan Copper & Gold, Inc.	608	22,368
United States Steel Corp.	844	22,332
Walter Energy, Inc.	368	22,286
		111,803
Multiline Retail – 1.3%
Nordstrom, Inc.(a)	448	22,270
Saks, Inc.*	2,288	22,308
Sears Holdings Corp.*	700	22,246
		66,824
Multi-Utilities – 0.4%
TECO Energy, Inc.	1,164	22,279
Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc.*(a)	1,092	22,310
Arch Coal, Inc.(a)	1,536	22,287
Denbury Resources, Inc.*	1,476	22,288
Forest Oil Corp.*	1,648	22,330
SandRidge Energy, Inc.*	2,736	22,326
Spectra Energy Corp.	724	22,263
Swift Energy Co.*	752	22,349
Valero Energy Corp.	1,060	22,313
		178,466

	Number of Shares	Value
Professional Services – 0.9%
Manpower, Inc.(a)	624	$22,308
Robert Half International, Inc.	784	22,313
		44,621
Real Estate Investment Trusts (REITs) – 2.3%
CBL & Associates Properties, Inc.(a)	1,420	22,294
DDR Corp.	1,832	22,296
DiamondRock Hospitality Co.(a)	2,316	22,326
Host Hotels & Resorts, Inc.(a)	1,512	22,332
LaSalle Hotel Properties(a)	920	22,273
		111,521
Real Estate Management & Development – 0.9%
CBRE Group, Inc.*	1,468	22,343
Jones Lang LaSalle, Inc.(a)	364	22,299
		44,642
Road & Rail – 1.3%
Con-way, Inc.(a)	764	22,278
Hertz Global Holdings, Inc.*(a)	1,904	22,315
Kansas City Southern*(a)	328	22,307
		66,900
Semiconductors & Semiconductor Equipment – 5.8%
Advanced Micro Devices, Inc.*(a)	4,132	22,313
Altera Corp.(a)	600	22,260
Atmel Corp.*(a)	2,756	22,323
Cypress Semiconductor Corp.*(a)	1,320	22,295
Fairchild Semiconductor International, Inc.*(a)	1,852	22,298
International Rectifier Corp.*(a)	1,148	22,294
Micron Technology, Inc.*(a)	3,544	22,292
Microsemi Corp.*	1,328	22,244
Netlogic Microsystems, Inc.*	452	22,406
NVIDIA Corp.*	1,608	22,287
RF Micro Devices, Inc.*	4,116	22,226
Skyworks Solutions, Inc.*	1,376	22,319
Teradyne, Inc.*	1,636	22,299
		289,856
Software – 1.8%
Autodesk, Inc.*(a)	736	22,323
Electronic Arts, Inc.*(a)	1,080	22,248
Progress Software Corp.*	1,148	22,214
TIBCO Software, Inc.*	932	22,284
		89,069
Specialty Retail – 2.3%
Abercrombie & Fitch Co., Class A(a)	456	22,271
CarMax, Inc.*(a)	732	22,311

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Guess?, Inc.(a)	748	$22,305
Orchard Supply Hardware Stores Corp., Class A*ˆ	17	127
Signet Jewelers Ltd.	508	22,332
Tiffany & Co.	336	22,263
		111,609
Textiles, Apparel & Luxury Goods – 2.2%
Coach, Inc.(a)	364	22,219
Deckers Outdoor Corp.*(a)	296	22,369
Fossil, Inc.*(a)	280	22,221
Iconix Brand Group, Inc.*(a)	1,364	22,219
Warnaco Group, Inc./The*	448	22,418
		111,446
Trading Companies & Distributors – 0.9%
United Rentals, Inc.*	756	22,340
WESCO International, Inc.*	420	22,264
		44,604
Wireless Telecommunication Services – 0.9%
MetroPCS Communications, Inc.*	2,572	22,325
Telephone & Data Systems, Inc.	864	22,369
		44,694
Total Common Stocks Held Long (Cost $4,277,313)		4,461,019
Preferred Stock Held Long – 0.0%
Specialty Retail – 0.0%
Orchard Supply Hardware Stores Corp., 0.00%*ˆ	17	—
Total Preferred Stock Held Long (Cost $18)		—
Securities Sold Short – (90.0)%
Aerospace & Defense – (3.2)%
Alliant Techsystems, Inc.	(392)	(22,407)
General Dynamics Corp.	(336)	(22,314)
Goodrich Corp.	(180)	(22,266)
L-3 Communications Holdings, Inc.	(336)	(22,404)
Lockheed Martin Corp.	(276)	(22,328)
Raytheon Co.	(460)	(22,255)
Rockwell Collins, Inc.	(404)	(22,370)
		(156,344)
Air Freight & Logistics – (0.4)%
C.H. Robinson Worldwide, Inc.	(320)	(22,330)
Beverages – (0.4)%
PepsiCo, Inc.	(336)	(22,294)
Biotechnology – (2.2)%
Amgen, Inc.	(348)	(22,345)
Celgene Corp.*	(328)	(22,173)
Cubist Pharmaceuticals, Inc.*	(564)	(22,346)

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc.*	(400)	$(22,172)
United Therapeutics Corp.*	(472)	(22,302)
		(111,338)
Chemicals – (4.5)%
Air Products & Chemicals, Inc.	(260)	(22,149)
Airgas, Inc.	(284)	(22,175)
CF Industries Holdings, Inc.	(152)	(22,037)
Ecolab, Inc.	(388)	(22,430)
International Flavors & Fragrances, Inc.	(424)	(22,226)
Olin Corp.	(1,136)	(22,323)
Praxair, Inc.	(208)	(22,235)
Sherwin-Williams Co./The	(252)	(22,496)
Sigma-Aldrich Corp.	(356)	(22,236)
Valspar Corp.	(572)	(22,291)
		(222,598)
Commercial Services & Supplies – (4.1)%
Avery Dennison Corp.	(780)	(22,370)
Clean Harbors, Inc.*	(352)	(22,433)
Copart, Inc.*	(464)	(22,221)
Iron Mountain, Inc.	(724)	(22,299)
Pitney Bowes, Inc.	(1,204)	(22,322)
Republic Services, Inc.	(812)	(22,371)
Stericycle, Inc.*	(288)	(22,441)
Waste Connections, Inc.	(672)	(22,270)
Waste Management, Inc.	(684)	(22,374)
		(201,101)
Communications Equipment – (0.5)%
Motorola Solutions, Inc.	(484)	(22,404)
Computers & Peripherals – (0.5)%
Lexmark International, Inc., Class A	(676)	(22,355)
Containers & Packaging – (2.2)%
Ball Corp.	(624)	(22,283)
Bemis Co., Inc.	(744)	(22,379)
Crown Holdings, Inc.*	(664)	(22,297)
Silgan Holdings, Inc.	(576)	(22,257)
Sonoco Products Co.	(676)	(22,281)
		(111,497)
Diversified Telecommunication Services – (1.4)%
AT&T, Inc.	(740)	(22,377)
Verizon Communications, Inc.	(556)	(22,307)
Windstream Corp.	(1,904)	(22,353)
		(67,037)
Electric Utilities – (3.2)%
American Electric Power Co., Inc.	(540)	(22,308)
Duke Energy Corp.	(1,016)	(22,352)
Entergy Corp.	(304)	(22,207)
Exelon Corp.	(516)	(22,379)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
ITC Holdings Corp.	(296)	$(22,461)
PPL Corp.	(760)	(22,359)
Southern Co./The	(484)	(22,404)
		(156,470)
Electronic Equipment, Instruments & Components – (0.5)%
Ingram Micro, Inc., Class A*	(1,228)	(22,337)
Energy Equipment & Services – (1.8)%
Bristow Group, Inc.	(472)	(22,368)
Core Laboratories N.V.	(196)	(22,334)
Diamond Offshore Drilling, Inc.	(404)	(22,325)
SEACOR Holdings, Inc.*	(252)	(22,418)
		(89,445)
Food & Staples Retailing – (3.1)%
Costco Wholesale Corp.	(268)	(22,330)
CVS Caremark Corp.	(548)	(22,347)
Kroger Co./The	(920)	(22,282)
Safeway, Inc.	(1,060)	(22,302)
Sysco Corp.	(760)	(22,291)
Walgreen Co.	(676)	(22,349)
Wal-Mart Stores, Inc.	(372)	(22,231)
		(156,132)
Food Products – (4.5)%
Campbell Soup Co.	(672)	(22,337)
Flowers Foods, Inc.	(1,176)	(22,320)
General Mills, Inc.	(552)	(22,306)
H.J. Heinz Co.	(412)	(22,265)
Hormel Foods Corp.	(764)	(22,378)
Kellogg Co.	(440)	(22,251)
Kraft Foods, Inc., Class A	(596)	(22,267)
McCormick & Co., Inc.	(444)	(22,386)
Ralcorp Holdings, Inc.*	(260)	(22,230)
TreeHouse Foods, Inc.*	(340)	(22,229)
		(222,969)
Health Care Equipment & Supplies – (0.4)%
C.R. Bard, Inc.	(260)	(22,230)
Health Care Providers & Services – (2.3)%
AmerisourceBergen Corp.	(600)	(22,314)
DaVita, Inc.*	(296)	(22,440)
Laboratory Corp. of America Holdings*	(260)	(22,352)
McKesson Corp.	(288)	(22,438)
Quest Diagnostics, Inc.	(384)	(22,295)
		(111,839)
Health Care Technology – (1.3)%
Allscripts Healthcare Solutions, Inc.*	(1,176)	(22,273)
Cerner Corp.*	(364)	(22,295)
Quality Systems, Inc.	(600)	(22,194)
		(66,762)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (0.5)%
McDonald's Corp.	(224)	$(22,474)
Household Products – (1.8)%
Church & Dwight Co., Inc.	(488)	(22,331)
Clorox Co./The	(336)	(22,364)
Colgate-Palmolive Co.	(240)	(22,174)
Kimberly-Clark Corp.	(304)	(22,362)
		(89,231)
Industrial Conglomerates – (0.4)%
Tyco International Ltd.	(476)	(22,234)
Insurance – (9.0)%
ACE Ltd.	(320)	(22,438)
Arch Capital Group Ltd.*	(600)	(22,338)
Arthur J. Gallagher & Co.	(668)	(22,338)
Aspen Insurance Holdings Ltd.	(844)	(22,366)
Axis Capital Holdings Ltd.	(700)	(22,372)
Brown & Brown, Inc.	(988)	(22,358)
Chubb Corp./The	(324)	(22,427)
Endurance Specialty Holdings Ltd.	(584)	(22,338)
Everest Re Group Ltd.	(264)	(22,200)
Fidelity National Financial, Inc., Class A	(1,400)	(22,302)
First American Financial Corp.	(1,760)	(22,299)
Hanover Insurance Group, Inc./The	(640)	(22,368)
Markel Corp.*	(52)	(21,563)
PartnerRe Ltd.	(348)	(22,345)
ProAssurance Corp.	(280)	(22,350)
RenaissanceRe Holdings Ltd.	(300)	(22,311)
Transatlantic Holdings, Inc.	(408)	(22,330)
Validus Holdings Ltd.	(708)	(22,302)
W.R. Berkley Corp.	(648)	(22,285)
Willis Group Holdings plc	(576)	(22,349)
		(445,979)
Internet & Catalog Retail – (0.4)%
Expedia, Inc.	(768)	(22,287)
Internet Software & Services – (0.9)%
VeriSign, Inc.	(624)	(22,289)
WebMD Health Corp.*	(596)	(22,380)
		(44,669)
IT Services – (5.8)%
Amdocs Ltd.*	(784)	(22,368)
Automatic Data Processing, Inc.	(412)	(22,252)
Broadridge Financial Solutions, Inc.	(988)	(22,279)
CACI International, Inc., Class A*	(400)	(22,368)
DST Systems, Inc.	(492)	(22,396)
Fidelity National Information Services, Inc.	(840)	(22,336)
Fiserv, Inc.*	(380)	(22,321)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Gartner, Inc.*	(640)	$(22,253)
Genpact Ltd.*	(1,492)	(22,305)
International Business Machines Corp.	(120)	(22,066)
Paychex, Inc.	(740)	(22,281)
SAIC, Inc.*	(1,816)	(22,319)
Total System Services, Inc.	(1,140)	(22,298)
		(289,842)
Marine – (0.5)%
Kirby Corp.*	(340)	(22,386)
Media – (1.4)%
Cablevision Systems Corp., Class A	(1,568)	(22,297)
Regal Entertainment Group, Class A	(1,868)	(22,304)
Washington Post Co./The, Class B	(60)	(22,608)
		(67,209)
Metals & Mining – (0.9)%
Newmont Mining Corp.	(372)	(22,323)
Royal Gold, Inc.	(332)	(22,387)
		(44,710)
Multiline Retail – (1.8)%
Dollar Tree, Inc.*	(268)	(22,274)
Family Dollar Stores, Inc.	(388)	(22,372)
Kohl's Corp.	(452)	(22,306)
Target Corp.	(436)	(22,332)
		(89,284)
Multi-Utilities – (3.1)%
Consolidated Edison, Inc.	(360)	(22,331)
Dominion Resources, Inc.	(420)	(22,294)
MDU Resources Group, Inc.	(1,040)	(22,318)
OGE Energy Corp.	(392)	(22,230)
PG&E Corp.	(540)	(22,259)
Wisconsin Energy Corp.	(640)	(22,374)
Xcel Energy, Inc.	(808)	(22,333)
		(156,139)
Oil, Gas & Consumable Fuels – (4.5)%
Bill Barrett Corp.*	(656)	(22,350)
Cabot Oil & Gas Corp.	(296)	(22,466)
Chevron Corp.	(208)	(22,131)
ConocoPhillips	(308)	(22,444)
El Paso Corp.	(840)	(22,319)
Exxon Mobil Corp.	(264)	(22,377)
Marathon Oil Corp.	(764)	(22,362)
Quicksilver Resources, Inc.*	(3,328)	(22,331)
Range Resources Corp.	(360)	(22,298)
Sunoco, Inc.	(544)	(22,315)
		(223,393)

	Number of Shares	Value
Pharmaceuticals – (4.0)%
Abbott Laboratories	(396)	$(22,267)
Bristol-Myers Squibb Co.	(632)	(22,272)
Eli Lilly & Co.	(536)	(22,276)
Forest Laboratories, Inc.*	(736)	(22,271)
Hospira, Inc.*	(736)	(22,352)
Johnson & Johnson	(340)	(22,297)
Merck & Co., Inc.	(592)	(22,319)
Perrigo Co.	(228)	(22,185)
Watson Pharmaceuticals, Inc.*	(368)	(22,205)
		(200,444)
Professional Services – (1.4)%
FTI Consulting, Inc.*	(528)	(22,398)
Towers Watson & Co., Class A	(372)	(22,294)
Verisk Analytics, Inc., Class A*	(556)	(22,312)
		(67,004)
Real Estate Investment Trusts (REITs) – (7.2)%
American Campus Communities, Inc.	(532)	(22,323)
American Tower Corp.	(372)	(22,324)
Annaly Capital Management, Inc.	(1,400)	(22,344)
AvalonBay Communities, Inc.	(172)	(22,463)
Camden Property Trust	(360)	(22,407)
Chimera Investment Corp.	(8,892)	(22,319)
Equity Lifestyle Properties, Inc.	(336)	(22,408)
Federal Realty Investment Trust	(244)	(22,143)
Hatteras Financial Corp.	(848)	(22,362)
Health Care REIT, Inc.	(408)	(22,248)
MFA Financial, Inc.	(3,324)	(22,337)
Mid-America Apartment Communities, Inc.	(356)	(22,268)
National Retail Properties, Inc.	(848)	(22,370)
Rayonier, Inc.	(500)	(22,315)
Realty Income Corp.	(640)	(22,374)
Senior Housing Properties Trust	(996)	(22,350)
		(357,355)
Road & Rail – (0.5)%
J.B. Hunt Transport Services, Inc.	(496)	(22,355)
Semiconductors & Semiconductor Equipment – (0.4)%
Broadcom Corp., Class A*	(760)	(22,314)
Software – (3.6)%
Activision Blizzard, Inc.	(1,812)	(22,324)
ANSYS, Inc.*	(388)	(22,225)
Check Point Software Technologies Ltd.*	(424)	(22,277)
Intuit, Inc.	(424)	(22,298)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral High Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Microsoft Corp.	(860)	$(22,326)
Solera Holdings, Inc.	(500)	(22,270)
Symantec Corp.*	(1,424)	(22,285)
Synopsys, Inc.*	(820)	(22,304)
		(178,309)
Specialty Retail – (3.1)%
Advance Auto Parts, Inc.	(320)	(22,282)
AutoZone, Inc.*	(68)	(22,098)
GameStop Corp., Class A*	(924)	(22,296)
Lowe's Cos., Inc.	(880)	(22,334)
O'Reilly Automotive, Inc.*	(280)	(22,386)
Ross Stores, Inc.	(468)	(22,244)
TJX Cos., Inc.	(344)	(22,205)
		(155,845)
Thrifts & Mortgage Finance – (0.9)%
Capitol Federal Financial, Inc.	(1,936)	(22,341)
New York Community Bancorp, Inc.	(1,804)	(22,316)
		(44,657)
Tobacco – (1.4)%
Altria Group, Inc.	(752)	(22,297)
Lorillard, Inc.	(196)	(22,344)

	Number of Shares	Value
Reynolds American, Inc.	(540)	$(22,367)
		(67,008)
Total Securities Sold Short (Proceeds Received $4,246,748)		(4,462,610)
Other assets less liabilities — 100.0%		4,957,776
Net Assets — 100.0%		$4,956,185
*	Non-income producing security.
ˆ	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $127 or 0.00% of net assets.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $2,753,042.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$315,129
Aggregate gross unrealized depreciation	(189,952)
Net unrealized appreciation	$125,177
Federal income tax cost of investments	$4,335,842

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
447,624 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Beta Total Return Index	$44,218
(459,751) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Beta Total Return Index	0.05%	(34,232)
					$9,986

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.0%
Aerospace & Defense – 1.3%
Alliant Techsystems, Inc.(a)	1,187	$67,849
Esterline Technologies Corp.*	1,212	67,835
Hexcel Corp.*	2,808	67,982
		203,666
Airlines – 0.5%
Alaska Air Group, Inc.*(a)	912	68,482
Auto Components – 1.4%
Dana Holding Corp.*	5,592	67,943
Tenneco, Inc.*(a)	2,280	67,898
Visteon Corp.*(a)	1,368	68,318
		204,159
Automobiles – 0.5%
Tesla Motors, Inc.*(a)	2,388	68,201
Biotechnology – 2.7%
Cepheid, Inc.*	1,968	67,719
Cubist Pharmaceuticals, Inc.*(a)	1,716	67,988
Incyte Corp. Ltd.*	4,524	67,905
InterMune, Inc.*	5,388	67,889
Myriad Genetics, Inc.*	3,252	68,097
Seattle Genetics, Inc.*	4,056	67,796
		407,394
Building Products – 1.4%
A.O. Smith Corp.(a)	1,692	67,883
Fortune Brands Home & Security*	3,996	68,052
Lennox International, Inc.	2,016	68,040
		203,975
Capital Markets – 0.9%
Federated Investors, Inc., Class B	4,488	67,993
Stifel Financial Corp.*(a)	2,124	68,074
		136,067
Chemicals – 2.3%
Cabot Corp.	2,112	67,880
Cytec Industries, Inc.	1,524	68,047
Intrepid Potash, Inc.*	3,000	67,890
NewMarket Corp.	348	68,942
Solutia, Inc.*	3,936	68,014
		340,773
Commercial Banks – 4.9%
Associated Banc-Corp(a)	6,096	68,092
Bank of Hawaii Corp.(a)	1,524	67,803
CapitalSource, Inc.	10,152	68,018
City National Corp./CA	1,536	67,861
First Horizon National Corp.	8,496	67,968
Fulton Financial Corp.	6,936	68,042
Popular, Inc.*	46,896	65,185

	Number of Shares	Value
Prosperity Bancshares, Inc.	1,680	$67,788
Signature Bank/NY*	1,128	67,669
TCF Financial Corp.	6,588	67,988
Valley National Bancorp	5,496	67,986
		744,400
Commercial Services & Supplies – 0.9%
Copart, Inc.*	1,416	67,812
Covanta Holding Corp.	4,968	68,012
		135,824
Communications Equipment – 2.2%
Acme Packet, Inc.*	2,196	67,878
ADTRAN, Inc.(a)	2,244	67,679
Aruba Networks, Inc.*(a)	3,672	68,006
Brocade Communications Systems, Inc.*(a)	13,080	67,885
InterDigital, Inc.	1,560	67,969
		339,417
Computers & Peripherals – 0.9%
Diebold, Inc.	2,256	67,838
Lexmark International, Inc., Class A	2,052	67,860
		135,698
Construction & Engineering – 0.9%
EMCOR Group, Inc.	2,532	67,883
Shaw Group, Inc./The*(a)	2,532	68,111
		135,994
Containers & Packaging – 0.4%
Greif, Inc., Class A	1,488	67,778
Diversified Consumer Services – 0.9%
ITT Educational Services, Inc.*	1,200	68,268
Sotheby’s(a)	2,388	68,130
		136,398
Diversified Telecommunication Services – 0.9%
Level 3 Communications, Inc.*	4,007	68,079
tw telecom, inc.*(a)	3,504	67,907
		135,986
Electric Utilities – 2.3%
Cleco Corp.	1,788	68,123
Great Plains Energy, Inc.	3,120	67,954
Hawaiian Electric Industries, Inc.	2,568	68,001
IDACORP, Inc.	1,608	68,195
Portland General Electric Co.	2,688	67,979
		340,252
Electrical Equipment – 1.3%
Acuity Brands, Inc.(a)	1,284	68,052
GrafTech International Ltd.*	4,980	67,977
Regal-Beloit Corp.	1,332	67,892
		203,921

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Electronic Equipment, Instruments & Components – 2.2%
Anixter International, Inc.*(a)	1,140	$67,990
IPG Photonics Corp.*	2,004	67,875
Tech Data Corp.*(a)	1,380	68,186
Universal Display Corp.*(a)	1,848	67,803
Vishay Intertechnology, Inc.*	7,560	67,964
		339,818
Energy Equipment & Services – 4.5%
Atwood Oceanics, Inc.*(a)	1,704	67,802
Dril-Quip, Inc.*	1,032	67,926
Helix Energy Solutions Group, Inc.*	4,308	68,066
Key Energy Services, Inc.*	4,392	67,944
Lufkin Industries, Inc.	1,008	67,849
McDermott International, Inc.*	5,904	67,955
SEACOR Holdings, Inc.*	768	68,321
Superior Energy Services, Inc.*	2,388	67,915
Tidewater, Inc.(a)	1,380	68,034
Unit Corp.*(a)	1,464	67,930
		679,742
Food & Staples Retailing – 1.3%
Ruddick Corp.	1,596	68,053
SUPERVALU, Inc.(a)	8,376	68,013
United Natural Foods, Inc.*(a)	1,692	67,697
		203,763
Food Products – 1.8%
Darling International, Inc.*	5,112	67,939
Dean Foods Co.*	6,072	68,006
Flowers Foods, Inc.	3,588	68,100
TreeHouse Foods, Inc.*(a)	1,044	68,257
		272,302
Gas Utilities – 1.4%
Atmos Energy Corp.(a)	2,040	68,034
Piedmont Natural Gas Co., Inc.	2,004	68,096
WGL Holdings, Inc.	1,536	67,922
		204,052
Health Care Equipment & Supplies – 1.3%
Hill-Rom Holdings, Inc.	2,016	67,919
STERIS Corp.(a)	2,280	67,989
Thoratec Corp.*(a)	2,028	68,060
		203,968
Health Care Providers & Services – 3.6%
Community Health Systems, Inc.*	3,900	68,055
Health Management Associates, Inc., Class A*	9,228	68,010
HealthSouth Corp.*	3,852	68,065
HMS Holdings Corp.*	2,124	67,926
LifePoint Hospitals, Inc.*	1,824	67,762
Lincare Holdings, Inc.	2,640	67,874

	Number of Shares	Value
Owens & Minor, Inc.	2,448	$68,030
WellCare Health Plans, Inc.*(a)	1,296	68,040
		543,762
Health Care Technology – 0.9%
athenahealth, Inc.*(a)	1,380	67,785
Quality Systems, Inc.	1,836	67,914
		135,699
Hotels, Restaurants & Leisure – 1.4%
Brinker International, Inc.(a)	2,544	68,077
Six Flags Entertainment Corp.	1,644	67,799
Wendy’s Co./The(a)	12,768	68,436
		204,312
Household Durables – 2.3%
Harman International Industries, Inc.	1,788	68,016
Jarden Corp.	2,280	68,126
Leggett & Platt, Inc.	2,952	68,014
PulteGroup, Inc.*	10,776	67,997
Toll Brothers, Inc.*	3,336	68,121
		340,274
Independent Power Producers & Energy Traders – 0.5%
GenOn Energy, Inc.*	26,052	67,996
Industrial Conglomerates – 0.5%
Carlisle Cos., Inc.	1,536	68,045
Insurance – 2.7%
Allied World Assurance Co. Holdings(a)	1,080	67,964
Aspen Insurance Holdings Ltd.(a)	2,568	68,052
CNO Financial Group, Inc.*	10,776	67,996
MBIA, Inc.*	5,868	68,010
ProAssurance Corp.	852	68,007
Protective Life Corp.	3,012	67,951
		407,980
Internet & Catalog Retail – 0.9%
HSN, Inc.	1,872	67,879
Shutterfly, Inc.*	2,988	68,007
		135,886
Internet Software & Services – 0.9%
AOL, Inc.*(a)	4,500	67,950
WebMD Health Corp.*(a)	1,812	68,041
		135,991
IT Services – 1.3%
CACI International, Inc., Class A*	1,212	67,775
DST Systems, Inc.	1,500	68,280
Wright Express Corp.*(a)	1,248	67,742
		203,797
Leisure Equipment & Products – 0.5%
Brunswick Corp.(a)	3,768	68,050

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Life Sciences Tools & Services – 0.4%
Charles River Laboratories International, Inc.*	2,484	$67,888
Machinery – 2.7%
CLARCOR, Inc.	1,356	67,787
Harsco Corp.	3,300	67,914
Oshkosh Corp.*	3,180	67,988
Robbins & Myers, Inc.	1,404	68,164
Trinity Industries, Inc.	2,268	68,176
Valmont Industries, Inc.(a)	744	67,548
		407,577
Marine – 0.5%
Alexander & Baldwin, Inc.(a)	1,668	68,088
Media – 3.1%
AMC Networks, Inc., Class A*(a)	1,812	68,095
DreamWorks Animation SKG, Inc., Class A*	4,092	67,907
Gannett Co., Inc.	5,088	68,026
Lamar Advertising Co., Class A*	2,472	67,980
Live Nation Entertainment, Inc.*	8,184	68,009
Regal Entertainment Group, Class A	5,700	68,058
Washington Post Co./The, Class B(a)	180	67,826
		475,901
Metals & Mining – 2.2%
Carpenter Technology Corp.	1,320	67,954
Coeur d’Alene Mines Corp.*	2,820	68,075
Compass Minerals International, Inc.	984	67,748
Hecla Mining Co.	13,008	68,032
Steel Dynamics, Inc.	5,160	67,854
		339,663
Multiline Retail – 0.9%
Big Lots, Inc.*(a)	1,800	67,968
Dillard’s, Inc., Class A	1,512	67,859
		135,827
Multi-Utilities – 0.4%
Vectren Corp.(a)	2,244	67,836
Office Electronics – 0.4%
Zebra Technologies Corp., Class A*(a)	1,896	67,839
Oil, Gas & Consumable Fuels – 3.1%
Berry Petroleum Co., Class A(a)	1,620	68,072
Bill Barrett Corp.*	1,992	67,867
EXCO Resources, Inc.	6,504	67,967
McMoRan Exploration Co.*	4,680	68,094
Oasis Petroleum, Inc.*	2,340	68,071
Rosetta Resources, Inc.*	1,560	67,860
Teekay Corp.(a)	2,544	68,001
		475,932

	Number of Shares	Value
Personal Products – 0.5%
Nu Skin Enterprises, Inc., Class A	1,404	$68,192
Pharmaceuticals – 0.5%
Salix Pharmaceuticals Ltd.*	1,428	68,330
Real Estate Investment Trusts (REITs) – 7.2%
BioMed Realty Trust, Inc.	3,768	68,125
CBL & Associates Properties, Inc.	4,332	68,012
Colonial Properties Trust	3,264	68,087
Corporate Office Properties Trust	3,204	68,117
Douglas Emmett, Inc.	3,732	68,072
Entertainment Properties Trust	1,560	68,187
Extra Space Storage, Inc.	2,808	68,038
Hatteras Financial Corp.	2,580	68,035
Highwoods Properties, Inc.	2,292	68,004
Kilroy Realty Corp.	1,788	68,069
LaSalle Hotel Properties	2,808	67,982
Omega Healthcare Investors, Inc.	3,516	68,035
Post Properties, Inc.	1,560	68,203
Starwood Property Trust, Inc.	3,672	67,969
Tanger Factory Outlet Centers(a)	2,316	67,905
Washington Real Estate Investment Trust(a)	2,484	67,937
		1,088,777
Real Estate Management & Development – 0.4%
Howard Hughes Corp./The*	1,536	67,845
Road & Rail – 1.8%
Con-way, Inc.	2,328	67,884
Genesee & Wyoming, Inc., Class A*	1,128	68,334
Landstar System, Inc.	1,416	67,855
Old Dominion Freight Line, Inc.*	1,668	67,604
		271,677
Semiconductors & Semiconductor Equipment – 2.2%
Fairchild Semiconductor International, Inc.*	5,652	68,050
International Rectifier Corp.*	3,504	68,047
Novellus Systems, Inc.*	1,644	67,881
RF Micro Devices, Inc.*	12,552	67,781
Teradyne, Inc.*(a)	4,992	68,041
		339,800
Software – 1.8%
Compuware Corp.*	8,100	67,392
Concur Technologies, Inc.*	1,332	67,652
Parametric Technology Corp.*	3,720	67,927
QLIK Technologies, Inc.*	2,808	67,954
		270,925
Specialty Retail – 2.3%
Aaron’s, Inc.(a)	2,544	67,874
American Eagle Outfitters, Inc.(a)	4,452	68,071

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Ascena Retail Group, Inc.*(a)	2,292	$68,119
Buckle, Inc./The	1,668	68,171
Chico’s FAS, Inc.	6,108	68,043
		340,278
Textiles, Apparel & Luxury Goods – 2.2%
Carter’s, Inc.*	1,704	67,836
Crocs, Inc.*	4,596	67,883
Hanesbrands, Inc.*	3,108	67,941
Warnaco Group, Inc./The*(a)	1,356	67,854
Wolverine World Wide, Inc.(a)	1,908	68,001
		339,515
Thrifts & Mortgage Finance – 0.5%
Capitol Federal Financial, Inc.	5,892	67,994
Trading Companies & Distributors – 1.3%
GATX Corp.	1,560	68,110
Watsco, Inc.(a)	1,032	67,761
WESCO International, Inc.*(a)	1,284	68,065
		203,936
Water Utilities – 0.5%
Aqua America, Inc.(a)	3,084	68,002
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.(a)	2,628	68,039
Total Common Stocks Held Long (Cost $13,074,141)		13,593,683
Securities Sold Short – (90.0)% Aerospace & Defense – (4.0)%
Boeing Co./The	(924)	(67,775)
General Dynamics Corp.	(1,023)	(67,938)
Goodrich Corp.	(552)	(68,282)
Honeywell International, Inc.	(1,248)	(67,829)
Lockheed Martin Corp.	(840)	(67,956)
Northrop Grumman Corp.	(1,164)	(68,071)
Precision Castparts Corp.	(408)	(67,234)
Raytheon Co.	(1,404)	(67,926)
United Technologies Corp.	(936)	(68,412)
		(611,423)
Air Freight & Logistics – (1.3)%
C.H. Robinson Worldwide, Inc.	(972)	(67,826)
FedEx Corp.	(816)	(68,144)
United Parcel Service, Inc., Class B	(924)	(67,628)
		(203,598)
Auto Components – (0.4)%
Johnson Controls, Inc.	(2,172)	(67,897)
Automobiles – (0.9)%
Ford Motor Co.*	(6,324)	(68,046)
General Motors Co.*	(3,360)	(68,107)
		(136,153)

	Number of Shares	Value
Beverages – (0.9)%
Coca-Cola Co./The	(972)	$(68,011)
PepsiCo, Inc.	(1,020)	(67,677)
		(135,688)
Biotechnology – (1.8)%
Amgen, Inc.	(1,056)	(67,806)
Biogen Idec, Inc.*	(612)	(67,350)
Celgene Corp.*	(1,008)	(68,141)
Gilead Sciences, Inc.*	(1,668)	(68,271)
		(271,568)
Capital Markets – (3.2)%
Bank of New York Mellon Corp./The	(3,420)	(68,092)
BlackRock, Inc.	(384)	(68,444)
Charles Schwab Corp./The	(6,036)	(67,965)
Franklin Resources, Inc.	(708)	(68,011)
Goldman Sachs Group, Inc./The	(756)	(68,365)
Morgan Stanley	(4,500)	(68,085)
State Street Corp.	(1,692)	(68,205)
		(477,167)
Chemicals – (3.6)%
Air Products & Chemicals, Inc.	(804)	(68,493)
Dow Chemical Co./The	(2,364)	(67,989)
E.I. du Pont de Nemours & Co.	(1,488)	(68,121)
Ecolab, Inc.	(1,176)	(67,984)
LyondellBasell Industries N.V., Class A	(2,088)	(67,839)
Monsanto Co.	(972)	(68,108)
Mosaic Co./The	(1,344)	(67,778)
Praxair, Inc.	(636)	(67,988)
		(544,300)
Commercial Banks – (1.8)%
BB&T Corp.	(2,700)	(67,959)
PNC Financial Services Group, Inc.	(1,176)	(67,820)
U.S. Bancorp	(2,520)	(68,166)
Wells Fargo & Co.	(2,472)	(68,128)
		(272,073)
Commercial Services & Supplies – (0.4)%
Waste Management, Inc.	(2,076)	(67,906)
Communications Equipment – (1.4)%
Cisco Systems, Inc.	(3,756)	(67,908)
Motorola Solutions, Inc.	(1,464)	(67,769)
QUALCOMM, Inc.	(1,248)	(68,266)
		(203,943)
Computers & Peripherals – (2.2)%
Apple, Inc.*	(168)	(68,040)
Dell, Inc.*	(4,644)	(67,942)
EMC Corp.*	(3,156)	(67,980)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Hewlett-Packard Co.	(2,640)	$(68,006)
NetApp, Inc.*	(1,872)	(67,898)
		(339,866)
Consumer Finance – (0.9)%
American Express Co.	(1,440)	(67,925)
Capital One Financial Corp.	(1,608)	(68,002)
		(135,927)
Diversified Financial Services – (1.8)%
Bank of America Corp.	(12,228)	(67,987)
Citigroup, Inc.	(2,580)	(67,880)
CME Group, Inc.	(276)	(67,253)
JPMorgan Chase & Co.	(2,040)	(67,830)
		(270,950)
Diversified Telecommunication Services – (1.3)%
AT&T, Inc.	(2,244)	(67,858)
CenturyLink, Inc.	(1,824)	(67,853)
Verizon Communications, Inc.	(1,692)	(67,883)
		(203,594)
Electric Utilities – (3.2)%
American Electric Power Co., Inc.	(1,644)	(67,913)
Duke Energy Corp.	(3,096)	(68,112)
Exelon Corp.	(1,572)	(68,178)
FirstEnergy Corp.	(1,536)	(68,045)
NextEra Energy, Inc.	(1,116)	(67,942)
PPL Corp.	(2,316)	(68,137)
Southern Co./The	(1,464)	(67,768)
		(476,095)
Electrical Equipment – (0.5)%
Emerson Electric Co.	(1,464)	(68,208)
Electronic Equipment, Instruments & Components – (0.9)%
Corning, Inc.	(5,244)	(68,067)
TE Connectivity Ltd.	(2,208)	(68,029)
		(136,096)
Energy Equipment & Services – (2.3)%
Baker Hughes, Inc.	(1,404)	(68,290)
Halliburton Co.	(1,968)	(67,916)
National Oilwell Varco, Inc.	(996)	(67,718)
Schlumberger Ltd.	(996)	(68,037)
Transocean Ltd.	(1,776)	(68,181)
		(340,142)
Food & Staples Retailing – (1.8)%
Costco Wholesale Corp.	(816)	(67,989)
CVS Caremark Corp.	(1,668)	(68,021)
Walgreen Co.	(2,052)	(67,839)
Wal-Mart Stores, Inc.	(1,140)	(68,127)
		(271,976)

	Number of Shares	Value
Food Products – (2.3)%
Archer-Daniels-Midland Co.	(2,376)	$(67,953)
General Mills, Inc.	(1,680)	(67,889)
H.J. Heinz Co.	(1,260)	(68,090)
Kellogg Co.	(1,344)	(67,966)
Kraft Foods, Inc., Class A	(1,824)	(68,145)
		(340,043)
Health Care Equipment & Supplies – (1.8)%
Baxter International, Inc.	(1,380)	(68,283)
Covidien plc	(1,512)	(68,055)
Medtronic, Inc.	(1,776)	(67,932)
Stryker Corp.	(1,368)	(68,003)
		(272,273)
Health Care Providers & Services – (1.8)%
Express Scripts, Inc.*	(1,524)	(68,108)
McKesson Corp.	(876)	(68,249)
UnitedHealth Group, Inc.	(1,344)	(68,114)
WellPoint, Inc.	(1,032)	(68,370)
		(272,841)
Hotels, Restaurants & Leisure – (2.7)%
Carnival Corp.	(2,088)	(68,152)
Las Vegas Sands Corp.*	(1,596)	(68,197)
McDonald’s Corp.	(672)	(67,422)
Starbucks Corp.	(1,476)	(67,911)
Wynn Resorts Ltd.	(612)	(67,620)
Yum! Brands, Inc.	(1,152)	(67,979)
		(407,281)
Household Products – (1.3)%
Colgate-Palmolive Co.	(732)	(67,630)
Kimberly-Clark Corp.	(924)	(67,969)
Procter & Gamble Co./The	(1,020)	(68,044)
		(203,643)
Industrial Conglomerates – (1.8)%
3M Co.	(828)	(67,672)
Danaher Corp.	(1,452)	(68,302)
General Electric Co.	(3,804)	(68,130)
Tyco International Ltd.	(1,452)	(67,823)
		(271,927)
Insurance – (5.0)%
ACE Ltd.	(972)	(68,157)
Aflac, Inc.	(1,572)	(68,005)
American International Group, Inc.*	(2,928)	(67,929)
Aon Corp.	(1,452)	(67,954)
Berkshire Hathaway, Inc., Class B*	(888)	(67,754)
Chubb Corp./The	(984)	(68,112)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Loews Corp.	(1,812)	$(68,222)
Marsh & McLennan Cos., Inc.	(2,148)	(67,920)
MetLife, Inc.	(2,184)	(68,097)
Prudential Financial, Inc.	(1,356)	(67,963)
Travelers Cos., Inc./The	(1,152)	(68,164)
		(748,277)
Internet & Catalog Retail – (0.9)%
Amazon.com, Inc.*	(396)	(68,548)
priceline.com, Inc.*	(144)	(67,350)
		(135,898)
Internet Software & Services – (1.4)%
eBay, Inc.*	(2,244)	(68,060)
Google, Inc., Class A*	(108)	(69,757)
Yahoo!, Inc.*	(4,212)	(67,940)
		(205,757)
IT Services – (2.7)%
Accenture plc, Class A	(1,272)	(67,709)
Automatic Data Processing, Inc.	(1,260)	(68,053)
Cognizant Technology Solutions Corp., Class A*	(1,056)	(67,911)
International Business Machines Corp.	(372)	(68,403)
Mastercard, Inc., Class A	(180)	(67,108)
Visa, Inc., Class A	(672)	(68,228)
		(407,412)
Life Sciences Tools & Services – (0.9)%
Agilent Technologies, Inc.*	(1,944)	(67,904)
Thermo Fisher Scientific, Inc.*	(1,512)	(67,995)
		(135,899)
Machinery – (4.0)%
Caterpillar, Inc.	(756)	(68,494)
Cummins, Inc.	(768)	(67,599)
Deere & Co.	(876)	(67,758)
Dover Corp.	(1,176)	(68,267)
Eaton Corp.	(1,560)	(67,907)
Illinois Tool Works, Inc.	(1,452)	(67,823)
Ingersoll-Rand plc	(2,232)	(68,009)
PACCAR, Inc.	(1,812)	(67,896)
Parker Hannifin Corp.	(888)	(67,710)
		(611,463)
Media – (4.0)%
Comcast Corp., Class A	(2,868)	(68,000)
Comcast Corp., Class A Special	(2,892)	(68,135)
DIRECTV, Class A*	(1,584)	(67,732)
News Corp., Class A	(3,804)	(67,863)
News Corp., Class B	(3,732)	(67,848)
Time Warner Cable, Inc.	(1,068)	(67,893)
Time Warner, Inc.	(1,884)	(68,088)

	Number of Shares	Value
Viacom, Inc., Class B	(1,500)	$(68,115)
Walt Disney Co./The	(1,812)	(67,950)
		(611,624)
Metals & Mining – (1.3)%
Freeport-McMoRan Copper & Gold, Inc.	(1,848)	(67,988)
Newmont Mining Corp.	(1,128)	(67,691)
Southern Copper Corp.	(2,256)	(68,086)
		(203,765)
Multiline Retail – (0.5)%
Target Corp.	(1,332)	(68,225)
Multi-Utilities – (1.8)%
Consolidated Edison, Inc.	(1,092)	(67,737)
Dominion Resources, Inc.	(1,284)	(68,155)
PG&E Corp.	(1,656)	(68,260)
Public Service Enterprise Group, Inc.	(2,064)	(68,132)
		(272,284)
Oil, Gas & Consumable Fuels – (5.4)%
Anadarko Petroleum Corp.	(888)	(67,781)
Apache Corp.	(756)	(68,479)
Chesapeake Energy Corp.	(3,048)	(67,940)
Chevron Corp.	(636)	(67,670)
ConocoPhillips	(936)	(68,206)
Devon Energy Corp.	(1,092)	(67,704)
EOG Resources, Inc.	(696)	(68,563)
Exxon Mobil Corp.	(804)	(68,147)
Hess Corp.	(1,200)	(68,160)
Marathon Oil Corp.	(2,328)	(68,141)
Occidental Petroleum Corp.	(720)	(67,464)
Spectra Energy Corp.	(2,208)	(67,896)
		(816,151)
Personal Products – (0.4)%
Estee Lauder Cos., Inc./The, Class A	(600)	(67,392)
Pharmaceuticals – (3.2)%
Abbott Laboratories	(1,212)	(68,151)
Allergan, Inc.	(780)	(68,437)
Bristol-Myers Squibb Co.	(1,932)	(68,084)
Eli Lilly & Co.	(1,632)	(67,826)
Johnson & Johnson	(1,032)	(67,678)
Merck & Co., Inc.	(1,800)	(67,860)
Pfizer, Inc.	(3,144)	(68,036)
		(476,072)
Real Estate Investment Trusts (REITs) – (3.1)%
Boston Properties, Inc.	(684)	(68,126)
Equity Residential	(1,188)	(67,752)
General Growth Properties, Inc.	(4,524)	(67,950)
ProLogis, Inc.	(2,376)	(67,930)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Public Storage	(504)	$(67,768)
Simon Property Group, Inc.	(528)	(68,080)
Vornado Realty Trust	(888)	(68,252)
		(475,858)
Road & Rail – (1.4)%
CSX Corp.	(3,228)	(67,982)
Norfolk Southern Corp.	(936)	(68,197)
Union Pacific Corp.	(648)	(68,649)
		(204,828)
Semiconductors & Semiconductor Equipment – (1.8)%
Applied Materials, Inc.	(6,348)	(67,987)
Broadcom Corp., Class A*	(2,316)	(67,998)
Intel Corp.	(2,808)	(68,094)
Texas Instruments, Inc.	(2,340)	(68,117)
		(272,196)
Software – (2.3)%
Intuit, Inc.	(1,296)	(68,157)
Microsoft Corp.	(2,616)	(67,911)
Oracle Corp.	(2,652)	(68,024)
Salesforce.com, Inc.*	(672)	(68,181)
VMware, Inc., Class A*	(816)	(67,883)
		(340,156)
Specialty Retail – (1.4)%
Home Depot, Inc./The	(1,620)	(68,105)
Lowe’s Cos., Inc.	(2,676)	(67,917)
TJX Cos., Inc.	(1,056)	(68,164)
		(204,186)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (0.9)%
Coach, Inc.	(1,116)	$(68,121)
NIKE, Inc., Class B	(708)	(68,230)
		(136,351)
Tobacco – (1.3)%
Altria Group, Inc.	(2,292)	(67,958)
Philip Morris International, Inc.	(864)	(67,807)
Reynolds American, Inc.	(1,644)	(68,094)
		(203,859)
Total Securities Sold Short (Proceeds Received $13,227,907)		(13,600,231)
Other assets less liabilities — 100.0%		15,115,770
Net Assets — 100.0%		$15,109,222
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $3,368,711.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$577,893
Aggregate gross unrealized depreciation	(243,746)
Net unrealized appreciation	$334,147
Federal income tax cost of investments	$13,259,536

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,409,515 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Total Return Size Index	$89,202
(1,457,189) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Total Return Size Index	0.05%	(50,377)
					$38,825

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.0%
Aerospace & Defense – 1.4%
General Dynamics Corp.	820	$54,456
Precision Castparts Corp.(a)	330	54,381
Rockwell Collins, Inc.(a)	990	54,816
		163,653
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	780	54,429
Expeditors International of Washington, Inc.	1,330	54,477
		108,906
Auto Components – 1.3%
Gentex Corp.	1,840	54,446
Lear Corp.	1,370	54,526
Visteon Corp.*(a)	1,090	54,434
		163,406
Automobiles – 0.5%
General Motors Co.*	2,690	54,526
Beverages – 0.9%
Brown-Forman Corp., Class B	680	54,747
Hansen Natural Corp.*	590	54,362
		109,109
Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.*(a)	760	54,340
Biogen Idec, Inc.*(a)	490	53,925
Celgene Corp.*	810	54,756
Myriad Genetics, Inc.*	2,610	54,653
		217,674
Capital Markets – 4.1%
BlackRock, Inc.	310	55,254
Eaton Vance Corp.	2,310	54,608
Federated Investors, Inc., Class B	3,600	54,540
Franklin Resources, Inc.	570	54,754
Raymond James Financial, Inc.	1,760	54,490
SEI Investments Co.(a)	3,150	54,653
T. Rowe Price Group, Inc.	960	54,672
TD Ameritrade Holding Corp.(a)	3,480	54,462
Waddell & Reed Financial, Inc., Class A	2,200	54,494
		491,927
Chemicals – 3.2%
Albemarle Corp.	1,060	54,601
CF Industries Holdings, Inc.	380	55,092
Ecolab, Inc.	940	54,342
Intrepid Potash, Inc.*	2,410	54,538
Mosaic Co./The	1,080	54,464
NewMarket Corp.	280	55,471
Sigma-Aldrich Corp.	870	54,340
		382,848

	Number of Shares	Value
Commercial Banks – 0.4%
Prosperity Bancshares, Inc.	1,350	$54,472
Commercial Services & Supplies – 0.5%
Covanta Holding Corp.	3,990	54,623
Communications Equipment – 1.3%
ADTRAN, Inc.(a)	1,810	54,590
Aruba Networks, Inc.*(a)	2,950	54,634
F5 Networks, Inc.*	510	54,121
		163,345
Computers & Peripherals – 0.4%
Apple, Inc.*	130	52,650
Construction & Engineering – 0.9%
Foster Wheeler AG*	2,850	54,549
KBR, Inc.	1,960	54,625
		109,174
Distributors – 0.4%
Genuine Parts Co.	890	54,468
Diversified Consumer Services – 0.9%
Apollo Group, Inc., Class A*(a)	1,010	54,409
DeVry, Inc.	1,420	54,613
		109,022
Diversified Financial Services – 2.2%
CBOE Holdings, Inc.	2,100	54,306
CME Group, Inc.	220	53,607
IntercontinentalExchange, Inc.*	450	54,248
Leucadia National Corp.	2,400	54,576
NYSE Euronext	2,090	54,549
		271,286
Diversified Telecommunication Services – 0.9%
Verizon Communications, Inc.	1,360	54,563
Windstream Corp.(a)	4,660	54,709
		109,272
Electric Utilities – 1.8%
Cleco Corp.	1,430	54,483
Entergy Corp.	750	54,787
Exelon Corp.	1,260	54,646
IDACORP, Inc.	1,290	54,709
		218,625
Electrical Equipment – 0.9%
Babcock & Wilcox Co./The*	2,260	54,556
Rockwell Automation, Inc.(a)	740	54,294
		108,850
Electronic Equipment, Instruments & Components – 2.2%
Dolby Laboratories, Inc., Class A*	1,790	54,613
FLIR Systems, Inc.	2,170	54,402
IPG Photonics Corp.*	1,610	54,531

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
National Instruments Corp.	2,100	$54,495
Vishay Intertechnology, Inc.*(a)	6,070	54,569
		272,610
Energy Equipment & Services – 3.6%
Atwood Oceanics, Inc.*	1,370	54,512
CARBO Ceramics, Inc.	440	54,265
Diamond Offshore Drilling, Inc.	990	54,708
FMC Technologies, Inc.*	1,040	54,319
Halliburton Co.	1,580	54,526
Lufkin Industries, Inc.	810	54,521
McDermott International, Inc.*	4,740	54,558
Oceaneering International, Inc.	1,180	54,433
		435,842
Food & Staples Retailing – 0.5%
Walgreen Co.(a)	1,650	54,549
Food Products – 0.4%
Hormel Foods Corp.	1,860	54,479
Gas Utilities – 1.3%
National Fuel Gas Co.	980	54,468
Questar Corp.(a)	2,750	54,615
WGL Holdings, Inc.(a)	1,230	54,391
		163,474
Health Care Equipment & Supplies – 2.7%
Edwards Lifesciences Corp.*	770	54,439
Hill-Rom Holdings, Inc.	1,620	54,578
IDEXX Laboratories, Inc.*	710	54,642
Intuitive Surgical, Inc.*	120	55,561
ResMed, Inc.*(a)	2,150	54,610
Varian Medical Systems, Inc.*(a)	810	54,375
		328,205
Health Care Providers & Services – 2.3%
AMERIGROUP Corp.*(a)	920	54,354
Healthspring, Inc.*	1,000	54,540
HMS Holdings Corp.*	1,710	54,686
Mednax, Inc.*	760	54,727
WellCare Health Plans, Inc.*(a)	1,040	54,600
		272,907
Health Care Technology – 0.4%
Quality Systems, Inc.	1,470	54,375
Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.*	160	54,038
Panera Bread Co., Class A*(a)	390	55,164
Starbucks Corp.	1,180	54,292
		163,494
Household Durables – 0.5%
Garmin Ltd.	1,370	54,540

	Number of Shares	Value
Industrial Conglomerates – 0.5%
3M Co.	670	$54,759
Insurance – 7.7%
ACE Ltd.	780	54,694
Aflac, Inc.(a)	1,260	54,508
American Financial Group, Inc./OH(a)	1,480	54,597
Arch Capital Group Ltd.*(a)	1,470	54,728
Arthur J. Gallagher & Co.	1,630	54,507
Assured Guaranty Ltd.	4,150	54,531
Brown & Brown, Inc.(a)	2,410	54,538
Chubb Corp./The	790	54,684
Fidelity National Financial, Inc., Class A	3,430	54,640
HCC Insurance Holdings, Inc.	1,980	54,450
Marsh & McLennan Cos., Inc.	1,730	54,703
Principal Financial Group, Inc.(a)	2,220	54,612
ProAssurance Corp.	680	54,278
Progressive Corp./The	2,800	54,628
Reinsurance Group of America, Inc.(a)	1,040	54,340
Torchmark Corp.(a)	1,260	54,671
Unum Group(a)	2,590	54,571
		927,680
Internet & Catalog Retail – 0.9%
Amazon.com, Inc.*(a)	310	53,661
priceline.com, Inc.*(a)	120	56,125
		109,786
IT Services – 3.2%
Accenture plc, Class A(a)	1,020	54,295
Automatic Data Processing, Inc.	1,010	54,550
Cognizant Technology Solutions Corp., Class A*	850	54,664
Mastercard, Inc., Class A	150	55,178
NeuStar, Inc., Class A*	1,600	54,672
Teradata Corp.*(a)	1,120	54,331
Visa, Inc., Class A(a)	540	54,826
		382,516
Leisure Equipment & Products – 0.4%
Polaris Industries, Inc.	970	54,301
Machinery – 5.0%
CLARCOR, Inc.	1,090	54,489
Cummins, Inc.	620	54,572
Donaldson Co., Inc.	800	54,464
Flowserve Corp.	550	54,626
Gardner Denver, Inc.	710	54,713
Joy Global, Inc.	730	54,728
Kennametal, Inc.	1,490	54,415
Lincoln Electric Holdings, Inc.	1,390	54,377
Nordson Corp.	1,320	54,357

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Timken Co.(a)	1,410	$54,581
WABCO Holdings, Inc.*(a)	1,260	54,684
		600,006
Media – 0.9%
DreamWorks Animation SKG, Inc., Class A*	3,290	54,597
Liberty Media Corp. – Liberty Capital, Class A*	700	54,635
		109,232
Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold, Inc.	1,480	54,449
Newmont Mining Corp.	910	54,609
		109,058
Multiline Retail – 0.9%
Big Lots, Inc.*(a)	1,450	54,752
Dollar Tree, Inc.*	660	54,853
		109,605
Multi-Utilities – 1.4%
CenterPoint Energy, Inc.	2,720	54,645
Public Service Enterprise Group, Inc.(a)	1,650	54,466
Sempra Energy(a)	990	54,450
		163,561
Office Electronics – 0.4%
Zebra Technologies Corp., Class A*(a)	1,520	54,386
Oil, Gas & Consumable Fuels – 4.0%
Chevron Corp.	510	54,264
Cimarex Energy Co.	880	54,472
Continental Resources, Inc.*	820	54,702
Exxon Mobil Corp.	640	54,246
HollyFrontier Corp.	2,330	54,522
Occidental Petroleum Corp.	580	54,346
Southwestern Energy Co.*(a)	1,710	54,617
Spectra Energy Corp.(a)	1,770	54,428
World Fuel Services Corp.	1,300	54,574
		490,171
Paper & Forest Products – 0.4%
Domtar Corp.	680	54,373
Personal Products – 0.9%
Herbalife Ltd.	1,060	54,770
Nu Skin Enterprises, Inc., Class A	1,120	54,399
		109,169
Pharmaceuticals – 1.8%
Eli Lilly & Co.	1,310	54,444
Forest Laboratories, Inc.*	1,800	54,468
Johnson & Johnson	830	54,431
Questcor Pharmaceuticals, Inc.*(a)	1,310	54,470
		217,813

	Number of Shares	Value
Professional Services – 0.5%
Robert Half International, Inc.(a)	1,920	$54,643
Real Estate Investment Trusts (REITs) – 0.9%
Public Storage	410	55,129
Rayonier, Inc.(a)	1,220	54,448
		109,577
Real Estate Management & Development – 0.9%
Brookfield Office Properties, Inc.	3,490	54,584
Jones Lang LaSalle, Inc.	890	54,521
		109,105
Road & Rail – 0.9%
Landstar System, Inc.	1,140	54,629
Werner Enterprises, Inc.(a)	2,260	54,466
		109,095
Semiconductors & Semiconductor Equipment – 5.4%
Altera Corp.(a)	1,470	54,537
Applied Materials, Inc.	5,090	54,514
Atmel Corp.*(a)	6,740	54,594
Cypress Semiconductor Corp.*	3,230	54,555
First Solar, Inc.*	1,620	54,691
Hittite Mircrowave Corp.*	1,100	54,318
Intel Corp.	2,250	54,563
KLA-Tencor Corp.	1,130	54,522
Lam Research Corp.*	1,470	54,419
Microchip Technology, Inc.	1,490	54,579
NVIDIA Corp.*	3,930	54,470
Teradyne, Inc.*(a)	4,000	54,520
		654,282
Software – 2.3%
BMC Software, Inc.*(a)	1,660	54,415
Check Point Software Technologies Ltd.*	1,040	54,642
Factset Research Systems, Inc.	630	54,986
Fortinet, Inc.*	2,500	54,525
Microsoft Corp.	2,100	54,516
		273,084
Specialty Retail – 5.4%
Ascena Retail Group, Inc.*(a)	1,830	54,388
Bed Bath & Beyond, Inc.*	940	54,492
Buckle, Inc./The	1,340	54,766
Chico's FAS, Inc.	4,900	54,586
Dick's Sporting Goods, Inc.	1,480	54,582
Guess?, Inc.	1,830	54,571
Ross Stores, Inc.	1,150	54,659
TJX Cos., Inc.	850	54,867
Tractor Supply Co.(a)	780	54,717
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	840	54,533

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Urban Outfitters, Inc.*(a)	1,980	$54,569
Williams-Sonoma, Inc.	1,420	54,670
		655,400
Textiles, Apparel & Luxury Goods – 3.2%
Coach, Inc.	890	54,326
Crocs, Inc.*	3,690	54,501
Deckers Outdoor Corp.*	720	54,411
Fossil, Inc.*	690	54,758
NIKE, Inc., Class B	570	54,931
Ralph Lauren Corp.(a)	400	55,232
Wolverine World Wide, Inc.(a)	1,530	54,529
		382,688
Trading Companies & Distributors – 1.3%
Fastenal Co.	1,250	54,513
MSC Industrial Direct Co., Inc., Class A	760	54,378
W.W. Grainger, Inc.	290	54,285
		163,176
Total Common Stocks Held Long (Cost $10,536,861)		10,909,777
Securities Sold Short – (90.0)%
Aerospace & Defense – (1.8)%
BE Aerospace, Inc.*	(1,410)	(54,581)
Esterline Technologies Corp.*	(970)	(54,291)
Spirit Aerosystems Holdings, Inc., Class A*	(2,630)	(54,651)
Textron, Inc.	(2,950)	(54,583)
		(218,106)
Airlines – (0.4)%
Southwest Airlines Co.	(6,370)	(54,527)
Auto Components – (0.9)%
Dana Holding Corp.*	(4,490)	(54,554)
Goodyear Tire & Rubber Co./The*	(3,850)	(54,554)
		(109,108)
Automobiles – (0.4)%
Harley-Davidson, Inc.	(1,400)	(54,418)
Beverages – (0.5)%
Beam, Inc.	(1,070)	(54,816)
Biotechnology – (2.7)%
Amylin Pharmaceuticals, Inc.*	(4,770)	(54,283)
BioMarin Pharmaceutical, Inc.*	(1,580)	(54,320)
Dendreon Corp.*	(7,170)	(54,492)
Human Genome Sciences, Inc.*	(7,370)	(54,464)
Regeneron Pharmaceuticals, Inc.*	(980)	(54,322)
Vertex Pharmaceuticals, Inc.*	(1,640)	(54,464)
		(326,345)

	Number of Shares	Value
Building Products – (0.9)%
Masco Corp.	(5,210)	$(54,601)
Owens Corning*	(1,900)	(54,568)
		(109,169)
Capital Markets – (1.8)%
E*Trade Financial Corp.*	(6,840)	(54,447)
Goldman Sachs Group, Inc./The	(600)	(54,258)
Morgan Stanley	(3,610)	(54,619)
Stifel Financial Corp.*	(1,700)	(54,485)
		(217,809)
Chemicals – (0.9)%
Ashland, Inc.	(950)	(54,302)
Huntsman Corp.	(5,460)	(54,600)
		(108,902)
Commercial Banks – (2.7)%
Associated Banc-Corp	(4,890)	(54,621)
BB&T Corp.	(2,170)	(54,619)
CapitalSource, Inc.	(8,140)	(54,538)
CIT Group, Inc.*	(1,560)	(54,397)
First Horizon National Corp.	(6,820)	(54,560)
First Niagara Financial Group, Inc.	(6,320)	(54,542)
		(327,277)
Commercial Services & Supplies – (2.7)%
Corrections Corp. of America*	(2,680)	(54,591)
Iron Mountain, Inc.	(1,770)	(54,516)
R.R. Donnelley & Sons Co.	(3,770)	(54,401)
Republic Services, Inc.	(1,980)	(54,549)
Waste Connections, Inc.	(1,650)	(54,681)
Waste Management, Inc.	(1,670)	(54,626)
		(327,364)
Communications Equipment – (2.2)%
Brocade Communications Systems, Inc.*	(10,490)	(54,443)
JDS Uniphase Corp.*	(5,210)	(54,392)
Motorola Mobility Holdings, Inc.*	(1,410)	(54,708)
Motorola Solutions, Inc.	(1,180)	(54,622)
ViaSat, Inc.*	(1,180)	(54,422)
		(272,587)
Computers & Peripherals – (0.9)%
Diebold, Inc.	(1,810)	(54,427)
NCR Corp.*	(3,310)	(54,482)
		(108,909)
Construction & Engineering – (0.5)%
Shaw Group, Inc./The*	(2,030)	(54,607)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Containers & Packaging – (1.8)%
Bemis Co., Inc.	(1,810)	$(54,445)
Greif, Inc., Class A	(1,200)	(54,660)
Owens-Illinois, Inc.*	(2,820)	(54,651)
Rock-Tenn Co., Class A	(950)	(54,815)
		(218,571)
Diversified Financial Services – (0.9)%
Bank of America Corp.	(9,810)	(54,543)
Citigroup, Inc.	(2,070)	(54,462)
		(109,005)
Diversified Telecommunication Services – (0.4)%
Frontier Communications Corp.	(10,590)	(54,539)
Electric Utilities – (2.7)%
FirstEnergy Corp.	(1,230)	(54,489)
Great Plains Energy, Inc.	(2,510)	(54,668)
NV Energy, Inc.	(3,340)	(54,609)
Pepco Holdings, Inc.	(2,690)	(54,607)
PNM Resources, Inc.	(2,990)	(54,507)
UIL Holdings Corp.	(1,540)	(54,470)
		(327,350)
Electrical Equipment – (0.4)%
General Cable Corp.*	(2,180)	(54,522)
Energy Equipment & Services – (3.6)%
Dresser-Rand Group, Inc.*	(1,090)	(54,402)
Helix Energy Solutions Group, Inc.*	(3,450)	(54,510)
Key Energy Services, Inc.*	(3,530)	(54,609)
Nabors Industries Ltd.*	(3,150)	(54,621)
Noble Corp.*	(1,810)	(54,698)
Superior Energy Services, Inc.*	(1,920)	(54,605)
Transocean Ltd.	(1,420)	(54,514)
Weatherford International Ltd.*	(3,730)	(54,607)
		(436,566)
Food & Staples Retailing – (0.4)%
Safeway, Inc.	(2,590)	(54,494)
Food Products – (1.3)%
Kraft Foods, Inc., Class A	(1,460)	(54,546)
Ralcorp Holdings, Inc.*	(640)	(54,720)
TreeHouse Foods, Inc.*	(830)	(54,265)
		(163,531)
Health Care Equipment & Supplies – (1.3)%
Alere, Inc.*	(2,360)	(54,493)
Hologic, Inc.*	(3,110)	(54,456)
Teleflex, Inc.	(890)	(54,548)
		(163,497)

	Number of Shares	Value
Health Care Providers & Services – (3.2)%
Brookdale Senior Living, Inc.*	(3,140)	$(54,605)
Community Health Systems, Inc.*	(3,130)	(54,619)
LifePoint Hospitals, Inc.*	(1,470)	(54,610)
Omnicare, Inc.	(1,580)	(54,431)
Quest Diagnostics, Inc.	(940)	(54,576)
Tenet Healthcare Corp.*	(10,640)	(54,583)
Universal Health Services, Inc., Class B	(1,400)	(54,404)
		(381,828)
Health Care Technology – (0.5)%
Allscripts Healthcare Solutions, Inc.*	(2,880)	(54,547)
Hotels, Restaurants & Leisure – (3.6)%
Carnival Corp.	(1,670)	(54,509)
Life Time Fitness, Inc.*	(1,170)	(54,698)
Penn National Gaming, Inc.*	(1,430)	(54,440)
Royal Caribbean Cruises Ltd.	(2,200)	(54,494)
Six Flags Entertainment Corp.	(1,320)	(54,437)
Vail Resorts, Inc.	(1,290)	(54,644)
Wendy's Co./The	(10,240)	(54,886)
Wyndham Worldwide Corp.	(1,440)	(54,475)
		(436,583)
Household Durables – (3.6)%
D.R. Horton, Inc.	(4,330)	(54,601)
Jarden Corp.	(1,830)	(54,680)
Lennar Corp., Class A	(2,780)	(54,627)
Mohawk Industries, Inc.*	(910)	(54,464)
Newell Rubbermaid, Inc.	(3,380)	(54,587)
PulteGroup, Inc.*	(8,650)	(54,582)
Toll Brothers, Inc.*	(2,670)	(54,521)
Whirlpool Corp.	(1,150)	(54,568)
		(436,630)
Household Products – (0.4)%
Energizer Holdings, Inc.*	(700)	(54,236)
Independent Power Producers & Energy Traders – (1.8)%
AES Corp./The*	(4,610)	(54,583)
Calpine Corp.*	(3,340)	(54,542)
GenOn Energy, Inc.*	(20,900)	(54,549)
NRG Energy, Inc.*	(3,010)	(54,541)
		(218,215)
Industrial Conglomerates – (0.5)%
General Electric Co.	(3,050)	(54,625)
Internet & Catalog Retail – (0.4)%
Liberty Interactive Corp., Class A*	(3,360)	(54,482)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Internet Software & Services – (1.4)%
Equinix, Inc.*	(540)	$(54,756)
IAC/InterActiveCorp	(1,280)	(54,528)
WebMD Health Corp.*	(1,450)	(54,448)
		(163,732)
IT Services – (2.3)%
Computer Sciences Corp.	(2,300)	(54,510)
CoreLogic, Inc.*	(4,220)	(54,565)
Fidelity National Information Services, Inc.	(2,050)	(54,509)
Fiserv, Inc.*	(930)	(54,628)
SAIC, Inc.*	(4,440)	(54,568)
		(272,780)
Leisure Equipment & Products – (0.5)%
Brunswick Corp.	(3,020)	(54,541)
Life Sciences Tools & Services – (0.9)%
Charles River Laboratories International, Inc.*	(2,000)	(54,660)
Life Technologies Corp.*	(1,400)	(54,474)
		(109,134)
Machinery – (2.3)%
Harsco Corp.	(2,650)	(54,537)
Manitowoc Co., Inc./The	(5,940)	(54,589)
Stanley Black & Decker, Inc.	(810)	(54,756)
Terex Corp.*	(4,040)	(54,580)
Trinity Industries, Inc.	(1,820)	(54,709)
		(273,171)
Marine – (0.5)%
Alexander & Baldwin, Inc.	(1,340)	(54,699)
Media – (4.1)%
Charter Communications, Inc., Class A*	(960)	(54,662)
Comcast Corp., Class A	(2,300)	(54,533)
Comcast Corp., Class A Special	(2,320)	(54,659)
Lamar Advertising Co., Class A*	(1,980)	(54,450)
Liberty Global, Inc.*	(1,380)	(54,538)
Liberty Global, Inc., Class A*	(1,330)	(54,570)
Live Nation Entertainment, Inc.*	(6,570)	(54,597)
Time Warner Cable, Inc.	(860)	(54,670)
Time Warner, Inc.	(1,510)	(54,571)
		(491,250)
Metals & Mining – (2.7)%
Alcoa, Inc.	(6,310)	(54,581)
Allegheny Technologies, Inc.	(1,140)	(54,492)
Commercial Metals Co.	(3,940)	(54,490)
Nucor Corp.	(1,380)	(54,606)
Steel Dynamics, Inc.	(4,140)	(54,441)
United States Steel Corp.	(2,060)	(54,508)
		(327,118)

	Number of Shares	Value
Multiline Retail – (0.4)%
J.C. Penny Co., Inc.	(1,550)	$(54,483)
Multi-Utilities – (0.9)%
MDU Resources Group, Inc.	(2,540)	(54,508)
NiSource, Inc.	(2,290)	(54,525)
		(109,033)
Office Electronics – (0.4)%
Xerox Corp.	(6,850)	(54,526)
Oil, Gas & Consumable Fuels – (4.9)%
Alpha Natural Resources, Inc.*	(2,670)	(54,548)
Anadarko Petroleum Corp.	(710)	(54,194)
Arch Coal, Inc.	(3,760)	(54,558)
Bill Barrett Corp.*	(1,600)	(54,512)
El Paso Corp.	(2,050)	(54,469)
EXCO Resources, Inc.	(5,220)	(54,549)
Forest Oil Corp.*	(4,030)	(54,606)
Plains Exploration & Production Co.*	(1,490)	(54,713)
Range Resources Corp.	(880)	(54,507)
Sunoco, Inc.	(1,330)	(54,557)
Teekay Corp.	(2,040)	(54,529)
		(599,742)
Pharmaceuticals – (0.9)%
Endo Pharmaceuticals Holdings, Inc.*	(1,580)	(54,557)
Mylan, Inc.*	(2,540)	(54,509)
		(109,066)
Professional Services – (1.4)%
FTI Consulting, Inc.*	(1,290)	(54,722)
Manpower, Inc.	(1,530)	(54,697)
Nielsen Holdings NV*	(1,840)	(54,630)
		(164,049)
Real Estate Investment Trusts (REITs) – (9.9)%
Apartment Investment & Management Co., Class A	(2,380)	(54,526)
Boston Properties, Inc.	(550)	(54,780)
BRE Properties, Inc.	(1,080)	(54,518)
Camden Property Trust	(880)	(54,771)
CBL & Associates Properties, Inc.	(3,480)	(54,636)
Colonial Properties Trust	(2,620)	(54,653)
Corporate Office Properties Trust	(2,570)	(54,638)
DDR Corp.	(4,480)	(54,522)
Douglas Emmett, Inc.	(2,990)	(54,538)
Duke Realty Corp.	(4,530)	(54,586)
Equity Residential	(960)	(54,749)
Essex Property Trust, Inc.	(390)	(54,799)
General Growth Properties, Inc.	(3,630)	(54,523)
Highwoods Properties, Inc.	(1,840)	(54,593)
Home Properties, Inc.	(950)	(54,691)
Kilroy Realty Corp.	(1,430)	(54,440)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Quality Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Macerich Co./The	(1,080)	$(54,648)
Mid-America Apartment Communities, Inc.	(870)	(54,419)
Omega Healthcare Investors, Inc.	(2,820)	(54,567)
Regency Centers Corp.	(1,450)	(54,549)
UDR, Inc.	(2,170)	(54,467)
Weingarten Realty Investors	(2,500)	(54,550)
		(1,201,163)
Real Estate Management & Development – (0.5)%
Forest City Enterprises, Inc., Class A*	(4,620)	(54,608)
Road & Rail – (1.8)%
Con-way, Inc.	(1,870)	(54,529)
Hertz Global Holdings, Inc.*	(4,660)	(54,615)
Kansas City Southern*	(800)	(54,408)
Ryder System, Inc.	(1,030)	(54,735)
		(218,287)
Semiconductors & Semiconductor Equipment – (1.8)%
Micron Technology, Inc.*	(8,670)	(54,534)
Microsemi Corp.*	(3,250)	(54,438)
Netlogic Microsystems, Inc.*	(1,100)	(54,527)
ON Semiconductor Corp.*	(7,050)	(54,426)
		(217,925)
Software – (2.7)%
Ariba, Inc.*	(1,940)	(54,475)
Cadence Design Systems, Inc.*	(5,240)	(54,496)
Concur Technologies, Inc.*	(1,070)	(54,345)
Nuance Communications, Inc.*	(2,170)	(54,597)
Rovi Corp.*	(2,220)	(54,568)
Salesforce.com, Inc.*	(540)	(54,789)
		(327,270)
Specialty Retail – (0.5)%
CarMax, Inc.*	(1,790)	(54,559)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (0.4)%
PVH Corp.	(770)	$(54,277)
Thrifts & Mortgage Finance – (0.9)%
Capitol Federal Financial, Inc.	(4,730)	(54,584)
Hudson City Bancorp, Inc.	(8,700)	(54,375)
		(108,959)
Trading Companies & Distributors – (0.5)%
GATX Corp.	(1,250)	(54,575)
Water Utilities – (0.4)%
American Water Works Co., Inc.	(1,710)	(54,481)
Wireless Telecommunication Services – (0.9)%
SBA Communications Corp., Class A*	(1,270)	(54,559)
Sprint Nextel Corp.*	(23,310)	(54,546)
		(109,105)
Total Securities Sold Short (Proceeds Received $10,603,272)		(10,909,698)
Other assets less liabilities — 100.0%		12,117,478
Net Assets — 100.0%		$12,117,557
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $2,997,040.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$439,558
Aggregate gross unrealized depreciation	(432,304)
Net unrealized appreciation	$7,254
Federal income tax cost of investments	$10,902,523

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,131,032 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	$74,306
(1,147,964) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Quality Total Return Index	0.05%	(59,084)
					$15,222

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.1%
Aerospace & Defense – 2.3%
Alliant Techsystems, Inc.	384	$21,949
Boeing Co./The	300	22,005
Raytheon Co.	452	21,868
Rockwell Collins, Inc.	396	21,926
Spirit Aerosystems Holdings, Inc., Class A*(a)	1,052	21,861
		109,609
Airlines – 1.4%
Delta Air Lines, Inc.*	2,704	21,875
Southwest Airlines Co.(a)	2,556	21,880
United Continental Holdings, Inc.*(a)	1,160	21,889
		65,644
Auto Components – 0.9%
TRW Automotive Holdings Corp.*(a)	672	21,907
Visteon Corp.*(a)	440	21,974
		43,881
Automobiles – 0.4%
Ford Motor Co.*	2,032	21,864
Beverages – 0.9%
Dr. Pepper Snapple Group, Inc.	556	21,951
Molson Coors Brewing Co., Class B	504	21,944
		43,895
Biotechnology – 1.8%
Amylin Pharmaceuticals, Inc.*(a)	1,912	21,759
Human Genome Sciences, Inc.*	2,956	21,845
Incyte Corp. Ltd.*	1,456	21,854
United Therapeutics Corp.*(a)	460	21,735
		87,193
Building Products – 0.9%
Lennox International, Inc.	648	21,870
Masco Corp.	2,088	21,882
		43,752
Capital Markets – 3.6%
Bank of New York Mellon Corp./The	1,100	21,901
Charles Schwab Corp./The	1,944	21,890
E*Trade Financial Corp.*	2,744	21,842
Goldman Sachs Group, Inc./The	240	21,703
Jefferies Group, Inc.	1,592	21,890
Morgan Stanley	1,444	21,848
Northern Trust Corp.	552	21,892
SEI Investments Co.	1,260	21,861
		174,827
Chemicals – 1.3%
Intrepid Potash, Inc.*	968	21,906
Mosaic Co./The	432	21,786

	Number of Shares	Value
Scotts Miracle-Gro Co./The, Class A(a)	468	$21,851
		65,543
Commercial Banks – 4.5%
CIT Group, Inc.*	628	21,898
City National Corp./CA	496	21,913
Comerica, Inc.	848	21,879
First Horizon National Corp.	2,732	21,856
First Niagara Financial Group, Inc.	2,536	21,886
KeyCorp	2,844	21,870
Popular, Inc.*	15,084	20,967
Regions Financial Corp.	5,088	21,879
SunTrust Banks, Inc.(a)	1,236	21,877
TCF Financial Corp.(a)	2,120	21,878
		217,903
Commercial Services & Supplies – 1.8%
Avery Dennison Corp.	764	21,911
Corrections Corp. of America*	1,072	21,837
Covanta Holding Corp.	1,596	21,849
Republic Services, Inc.	792	21,820
		87,417
Communications Equipment – 1.8%
Brocade Communications Systems, Inc.*	4,208	21,840
Cisco Systems, Inc.	1,208	21,841
Harris Corp.	608	21,912
Juniper Networks, Inc.*	1,072	21,879
		87,472
Computers & Peripherals – 1.3%
Hewlett-Packard Co.	848	21,845
Lexmark International, Inc., Class A	660	21,826
NetApp, Inc.*	604	21,907
		65,578
Construction & Engineering – 1.8%
AECOM Technology Corp.*	1,064	21,886
Foster Wheeler AG*	1,140	21,820
Shaw Group, Inc./The*(a)	812	21,843
URS Corp.*(a)	624	21,915
		87,464
Construction Materials – 0.9%
Martin Marietta Materials, Inc.	292	22,020
Vulcan Materials Co.	556	21,878
		43,898
Containers & Packaging – 1.8%
Greif, Inc., Class A	480	21,864
Owens-Illinois, Inc.*	1,128	21,861
Sealed Air Corp.(a)	1,272	21,891
Sonoco Products Co.(a)	664	21,885
		87,501

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Diversified Consumer Services – 1.4%
DeVry, Inc.	568	$21,845
ITT Educational Services, Inc.*	384	21,846
Sotheby's	768	21,911
		65,602
Diversified Financial Services – 0.9%
Bank of America Corp.	3,936	21,884
Citigroup, Inc.	832	21,890
		43,774
Electric Utilities – 0.5%
Entergy Corp.	300	21,915
Electrical Equipment – 0.9%
Emerson Electric Co.	468	21,804
Regal-Beloit Corp.	428	21,815
		43,619
Electronic Equipment, Instruments & Components – 2.3%
Corning, Inc.	1,684	21,859
Dolby Laboratories, Inc., Class A*	716	21,845
Flextronics International Ltd.*	3,856	21,825
FLIR Systems, Inc.	872	21,861
Itron, Inc.*	612	21,891
		109,281
Energy Equipment & Services – 1.3%
McDermott International, Inc.*	1,900	21,869
Nabors Industries Ltd.*	1,260	21,848
Weatherford International Ltd.*(a)	1,492	21,843
		65,560
Food & Staples Retailing – 1.3%
Safeway, Inc.	1,040	21,882
SUPERVALU, Inc.(a)	2,692	21,859
Sysco Corp.	744	21,821
		65,562
Food Products – 1.4%
Archer-Daniels-Midland Co.(a)	764	21,850
Campbell Soup Co.	660	21,938
Dean Foods Co.*	1,952	21,863
		65,651
Gas Utilities – 0.4%
UGI Corp.(a)	744	21,874
Health Care Equipment & Supplies – 1.8%
Alere, Inc.*(a)	948	21,890
Hill-Rom Holdings, Inc.	648	21,831
ResMed, Inc.*(a)	860	21,844
STERIS Corp.(a)	732	21,828
		87,393

	Number of Shares	Value
Health Care Providers & Services – 1.8%
Brookdale Senior Living, Inc.*	1,256	$21,842
Community Health Systems, Inc.*	1,252	21,847
Express Scripts, Inc.*	488	21,809
Lincare Holdings, Inc.	852	21,905
		87,403
Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.	672	21,934
Hyatt Hotels Corp., Class A*	580	21,831
Marriott International, Inc., Class A	748	21,819
Royal Caribbean Cruises Ltd.	884	21,897
		87,481
Household Durables – 2.3%
Mohawk Industries, Inc.*	364	21,785
Newell Rubbermaid, Inc.	1,356	21,900
NVR, Inc.*	32	21,952
PulteGroup, Inc.*(a)	3,468	21,883
Whirlpool Corp.(a)	460	21,827
		109,347
Household Products – 0.9%
Clorox Co./The	328	21,832
Procter & Gamble Co./The	328	21,881
		43,713
Independent Power Producers & Energy Traders – 1.4%
AES Corp./The*(a)	1,848	21,880
GenOn Energy, Inc.*	8,380	21,872
NRG Energy, Inc.*	1,208	21,889
		65,641
Insurance – 5.4%
Aflac, Inc.	504	21,803
Allstate Corp./The	796	21,818
American International Group, Inc.*(a)	944	21,901
Assured Guaranty Ltd.	1,664	21,865
Axis Capital Holdings Ltd.	684	21,861
Genworth Financial, Inc., Class A*	3,340	21,877
Hartford Financial Services Group, Inc.	1,344	21,840
Lincoln National Corp.	1,128	21,906
MBIA, Inc.*	1,888	21,882
Old Republic International Corp.(a)	2,360	21,877
PartnerRe Ltd.	340	21,831
Protective Life Corp.	968	21,838
		262,299
Internet & Catalog Retail – 0.5%
Netflix, Inc.*	316	21,896
Internet Software & Services – 2.2%
Akamai Technologies, Inc.*(a)	676	21,821
AOL, Inc.*(a)	1,448	21,865

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Google, Inc., Class A*	32	$20,669
WebMD Health Corp.*(a)	584	21,929
Yahoo!, Inc.*	1,352	21,808
		108,092
IT Services – 1.4%
Computer Sciences Corp.	924	21,899
Fidelity National Information Services, Inc.	824	21,910
SAIC, Inc.*(a)	1,780	21,876
		65,685
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	684	21,813
Life Sciences Tools & Services – 1.3%
Illumina, Inc.*	716	21,824
Life Technologies Corp.*	560	21,789
PerkinElmer, Inc.	1,092	21,840
		65,453
Machinery – 2.3%
Ingersoll-Rand plc	716	21,817
Navistar International Corp.*	576	21,819
Oshkosh Corp.*(a)	1,024	21,893
PACCAR, Inc.	584	21,882
SPX Corp.	364	21,938
		109,349
Media – 3.2%
Cablevision Systems Corp., Class A	1,540	21,899
DreamWorks Animation SKG, Inc., Class A*	1,316	21,839
Gannett Co., Inc.	1,636	21,873
Lamar Advertising Co., Class A*	796	21,890
Live Nation Entertainment, Inc.*	2,632	21,872
Scripps Networks Interactive, Inc., Class A	516	21,889
Washington Post Co./The, Class B(a)	60	22,608
		153,870
Metals & Mining – 2.3%
Alcoa, Inc.	2,528	21,867
Southern Copper Corp.	724	21,850
Steel Dynamics, Inc.	1,660	21,829
Titanium Metals Corp.(a)	1,460	21,871
United States Steel Corp.(a)	828	21,909
		109,326
Multi-Utilities – 2.3%
Integrys Energy Group, Inc.	404	21,889
PG&E Corp.	532	21,929
Public Service Enterprise Group, Inc.	664	21,919
SCANA Corp.	484	21,809

	Number of Shares	Value
Sempra Energy	396	$21,780
		109,326
Office Electronics – 0.4%
Xerox Corp.(a)	2,748	21,874
Oil, Gas & Consumable Fuels – 7.2%
Alpha Natural Resources, Inc.*(a)	1,072	21,901
Arch Coal, Inc.(a)	1,508	21,881
Cimarex Energy Co.	352	21,789
Denbury Resources, Inc.*	1,448	21,865
Devon Energy Corp.	352	21,824
EOG Resources, Inc.	224	22,066
EXCO Resources, Inc.	2,092	21,861
Forest Oil Corp.*	1,616	21,897
McMoRan Exploration Co.*	1,504	21,883
Murphy Oil Corp.	392	21,850
Newfield Exploration Co.*	580	21,883
Peabody Energy Corp.	660	21,853
Quicksilver Resources, Inc.*	3,260	21,874
Sunoco, Inc.	532	21,823
Teekay Corp.	820	21,919
Ultra Petroleum Corp.*(a)	740	21,926
		350,095
Personal Products – 0.4%
Avon Products, Inc.(a)	1,252	21,872
Pharmaceuticals – 2.2%
Endo Pharmaceuticals Holdings, Inc.*	632	21,823
Hospira, Inc.*	720	21,866
Merck & Co., Inc.	580	21,866
Salix Pharmaceuticals Ltd.*(a)	456	21,820
Warner Chilcott plc, Class A*(a)	1,444	21,848
		109,223
Professional Services – 0.9%
Manpower, Inc.	612	21,879
Robert Half International, Inc.	768	21,857
		43,736
Real Estate Investment Trusts (REITs) – 0.9%
Corporate Office Properties Trust	1,028	21,856
Omega Healthcare Investors, Inc.(a)	1,132	21,904
		43,760
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.	356	21,809
Semiconductors & Semiconductor Equipment – 3.2%
Advanced Micro Devices, Inc.*	4,052	21,881
Broadcom Corp., Class A*	744	21,844
Cree, Inc.*	992	21,864
First Solar, Inc.*	648	21,876
Lam Research Corp.*	592	21,916

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Marvell Technology Group Ltd.*	1,580	$21,883
Micron Technology, Inc.*	3,476	21,864
		153,128
Software – 0.5%
BMC Software, Inc.*	668	21,897

Specialty Retail – 1.8%
Best Buy Co., Inc.	936	21,874
Gap, Inc./The	1,180	21,889
Orchard Supply Hardware Stores Corp., Class A*ˆ	17	121
Staples, Inc.(a)	1,572	21,835
Urban Outfitters, Inc.*(a)	792	21,828
		87,547
Textiles, Apparel & Luxury Goods – 0.4%
Warnaco Group, Inc./The*	436	21,817
Thrifts & Mortgage Finance – 0.9%
Hudson City Bancorp, Inc.	3,488	21,800
New York Community Bancorp, Inc.	1,768	21,870
		43,670
Water Utilities – 0.4%
Aqua America, Inc.	992	21,874
Wireless Telecommunication Services – 1.4%
NII Holdings, Inc.*	1,028	21,897
Sprint Nextel Corp.*	9,348	21,874
Telephone & Data Systems, Inc.(a)	844	21,851
		65,622
Total Common Stocks Held Long (Cost $4,271,629)		4,372,290
Preferred Stock Held Long – 0.0%
Specialty Retail – 0.0%
Orchard Supply Hardware Stores Corp., 0.00%*ˆ	17	—
Total Preferred Stock Held Long (Cost $18)		—
Securities Sold Short – (90.1)%
Aerospace & Defense – (2.3)%
Goodrich Corp.	(176)	(21,771)
Hexcel Corp.*	(904)	(21,886)
Teledyne Technologies, Inc.*	(400)	(21,940)
TransDigm Group, Inc.*	(228)	(21,815)
Triumph Group, Inc.	(376)	(21,977)
		(109,389)
Auto Components – (1.4)%
BorgWarner, Inc.*	(344)	(21,927)
Gentex Corp.	(740)	(21,897)
Goodyear Tire & Rubber Co./The*	(1,544)	(21,878)
		(65,702)

	Number of Shares	Value
Beverages – (0.4)%
Hansen Natural Corp.*	(236)	$(21,745)
Biotechnology – (3.2)%
Alexion Pharmaceuticals, Inc.*	(304)	(21,736)
Biogen Idec, Inc.*	(200)	(22,010)
Cepheid, Inc.*	(636)	(21,885)
Cubist Pharmaceuticals, Inc.*	(552)	(21,870)
Pharmasset, Inc.*	(172)	(22,050)
Regeneron Pharmaceuticals, Inc.*	(392)	(21,729)
Seattle Genetics, Inc.*	(1,304)	(21,796)
		(153,076)
Chemicals – (2.7)%
Celanese Corp.	(492)	(21,781)
CF Industries Holdings, Inc.	(152)	(22,037)
LyondellBasell Industries N.V., Class A	(672)	(21,833)
NewMarket Corp.	(112)	(22,188)
Rockwood Holdings, Inc.*	(556)	(21,890)
W.R. Grace & Co.*	(476)	(21,858)
		(131,587)
Commercial Banks – (0.9)%
Prosperity Bancshares, Inc.	(540)	(21,789)
Signature Bank/NY*	(364)	(21,836)
		(43,625)
Commercial Services & Supplies – (1.4)%
Clean Harbors, Inc.*	(344)	(21,923)
Iron Mountain, Inc.	(712)	(21,930)
Waste Connections, Inc.	(660)	(21,872)
		(65,725)
Communications Equipment – (0.4)%
Motorola Solutions, Inc.	(472)	(21,849)
Computers & Peripherals – (1.3)%
Apple, Inc.*	(52)	(21,060)
NCR Corp.*	(1,328)	(21,859)
SanDisk Corp.*	(444)	(21,849)
		(64,768)
Consumer Finance – (1.8)%
American Express Co.	(464)	(21,887)
Capital One Financial Corp.	(516)	(21,822)
Discover Financial Services	(912)	(21,888)
SLM Corp.	(1,624)	(21,761)
		(87,358)
Diversified Consumer Services – (0.4)%
Weight Watchers International, Inc.	(396)	(21,784)
Diversified Financial Services – (0.4)%
Moody's Corp.	(648)	(21,825)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Diversified Telecommunication Services – (1.4)%
AT&T, Inc.	(724)	$(21,894)
Level 3 Communications, Inc.*	(1,288)	(21,883)
Verizon Communications, Inc.	(544)	(21,825)
		(65,602)
Electric Utilities – (1.8)%
Cleco Corp.	(576)	(21,946)
FirstEnergy Corp.	(492)	(21,796)
Portland General Electric Co.	(864)	(21,850)
UIL Holdings Corp.	(620)	(21,929)
		(87,521)
Electrical Equipment – (0.4)%
Polypore International, Inc.*	(496)	(21,819)
Electronic Equipment, Instruments & Components – (1.3)%
Arrow Electronics, Inc.*	(584)	(21,848)
IPG Photonics Corp.*	(644)	(21,812)
Jabil Circuit, Inc.	(1,112)	(21,862)
		(65,522)
Energy Equipment & Services – (2.7)%
CARBO Ceramics, Inc.	(176)	(21,706)
Core Laboratories N.V.	(192)	(21,878)
Dresser-Rand Group, Inc.*	(440)	(21,960)
Helix Energy Solutions Group, Inc.*	(1,384)	(21,867)
National Oilwell Varco, Inc.	(320)	(21,757)
Oil States International, Inc.*	(288)	(21,995)
		(131,163)
Food & Staples Retailing – (0.4)%
Whole Foods Market, Inc.	(312)	(21,709)
Food Products – (0.9)%
Darling International, Inc.*	(1,644)	(21,849)
Green Mountain Coffee Roasters, Inc.*	(488)	(21,887)
		(43,736)
Gas Utilities – (0.4)%
ONEOK, Inc.	(252)	(21,846)
Health Care Equipment & Supplies – (0.9)%
Cooper Cos., Inc./The	(312)	(22,002)
Intuitive Surgical, Inc.*	(48)	(22,225)
		(44,227)
Health Care Providers & Services – (3.2)%
Aetna, Inc.	(520)	(21,939)
AMERIGROUP Corp.*	(372)	(21,978)
Coventry Health Care, Inc.*	(720)	(21,866)
Healthspring, Inc.*	(400)	(21,816)
Humana, Inc.	(248)	(21,727)

	Number of Shares	Value
UnitedHealth Group, Inc.	(432)	$(21,894)
WellCare Health Plans, Inc.*	(416)	(21,840)
		(153,060)
Health Care Technology – (0.4)%
Cerner Corp.*	(356)	(21,805)
Hotels, Restaurants & Leisure – (2.7)%
Chipotle Mexican Grill, Inc.*	(64)	(21,615)
Domino's Pizza, Inc.*	(644)	(21,864)
Panera Bread Co., Class A*	(156)	(22,066)
Six Flags Entertainment Corp.	(532)	(21,940)
Starbucks Corp.	(476)	(21,901)
Wynn Resorts Ltd.	(196)	(21,656)
		(131,042)
Household Durables – (0.5)%
Tempur-Pedic International, Inc.*	(416)	(21,852)
Independent Power Producers & Energy Traders – (0.5)%
Constellation Energy Group, Inc.	(552)	(21,898)
Insurance – (3.6)%
ACE Ltd.	(312)	(21,877)
American Financial Group, Inc./OH	(592)	(21,839)
Arch Capital Group Ltd.*	(588)	(21,891)
CNO Financial Group, Inc.*	(3,464)	(21,858)
Fidelity National Financial, Inc., Class A	(1,372)	(21,856)
Marsh & McLennan Cos., Inc.	(692)	(21,881)
ProAssurance Corp.	(272)	(21,711)
W.R. Berkley Corp.	(636)	(21,872)
		(174,785)
Internet & Catalog Retail – (0.9)%
Amazon.com, Inc.*	(128)	(22,157)
priceline.com, Inc.*	(48)	(22,450)
		(44,607)
Internet Software & Services – (0.9)%
IAC/InterActiveCorp	(512)	(21,811)
Rackspace Hosting, Inc.*	(508)	(21,849)
		(43,660)
IT Services – (4.1)%
Accenture plc, Class A	(412)	(21,931)
Alliance Data Systems Corp.*	(212)	(22,014)
Gartner, Inc.*	(628)	(21,836)
Mastercard, Inc., Class A	(60)	(22,369)
Teradata Corp.*	(452)	(21,927)
Total System Services, Inc.	(1,120)	(21,907)
VeriFone Systems, Inc.*	(616)	(21,880)
Visa, Inc., Class A	(216)	(21,930)
Wright Express Corp.*	(404)	(21,929)
		(197,723)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Leisure Equipment & Products – (0.5)%
Polaris Industries, Inc.	(392)	$(21,944)
Machinery – (5.0)%
Caterpillar, Inc.	(240)	(21,744)
Chart Industries, Inc.*	(404)	(21,844)
Donaldson Co., Inc.	(320)	(21,785)
Gardner Denver, Inc.	(284)	(21,885)
Graco, Inc.	(536)	(21,917)
Joy Global, Inc.	(292)	(21,891)
Nordson Corp.	(532)	(21,908)
Pall Corp.	(384)	(21,946)
Robbins & Myers, Inc.	(452)	(21,945)
Trinity Industries, Inc.	(728)	(21,884)
Wabtec Corp.	(312)	(21,824)
		(240,573)
Marine – (0.9)%
Alexander & Baldwin, Inc.	(536)	(21,879)
Kirby Corp.*	(332)	(21,859)
		(43,738)
Media – (1.3)%
CBS Corp., Class B	(804)	(21,821)
Charter Communications, Inc., Class A*	(384)	(21,865)
Liberty Media Corp. – Liberty Capital, Class A*	(280)	(21,854)
		(65,540)
Metals & Mining – (1.8)%
Allied Nevada Gold Corp.*	(724)	(21,923)
Carpenter Technology Corp.	(424)	(21,828)
Coeur d'Alene Mines Corp.*	(908)	(21,919)
Royal Gold, Inc.	(324)	(21,847)
		(87,517)
Multiline Retail – (1.4)%
Dillard's, Inc., Class A	(488)	(21,901)
Dollar General Corp.*	(532)	(21,887)
Dollar Tree, Inc.*	(264)	(21,941)
		(65,729)
Multi-Utilities – (1.8)%
CenterPoint Energy, Inc.	(1,088)	(21,858)
Consolidated Edison, Inc.	(352)	(21,835)
Dominion Resources, Inc.	(412)	(21,869)
NiSource, Inc.	(920)	(21,905)
		(87,467)
Oil, Gas & Consumable Fuels – (5.0)%
Cabot Oil & Gas Corp.	(288)	(21,859)
El Paso Corp.	(824)	(21,894)
EQT Corp.	(400)	(21,916)

	Number of Shares	Value
HollyFrontier Corp.	(936)	$(21,902)
Range Resources Corp.	(352)	(21,803)
Rosetta Resources, Inc.*	(500)	(21,750)
SM Energy Co.	(300)	(21,930)
Spectra Energy Corp.	(712)	(21,894)
Tesoro Corp.*	(936)	(21,865)
Williams Cos., Inc./The	(664)	(21,925)
World Fuel Services Corp.	(520)	(21,830)
		(240,568)
Personal Products – (1.4)%
Estee Lauder Cos., Inc./The, Class A	(196)	(22,015)
Herbalife Ltd.	(424)	(21,908)
Nu Skin Enterprises, Inc., Class A	(452)	(21,953)
		(65,876)
Pharmaceuticals – (1.4)%
Medicis Pharmaceutical Corp., Class A	(656)	(21,812)
Questcor Pharmaceuticals, Inc.*	(524)	(21,788)
Watson Pharmaceuticals, Inc.*	(364)	(21,964)
		(65,564)
Professional Services – (0.4)%
Towers Watson & Co., Class A	(364)	(21,815)
Real Estate Investment Trusts (REITs) – (9.0)%
American Campus Communities, Inc.	(520)	(21,819)
AvalonBay Communities, Inc.	(168)	(21,941)
Boston Properties, Inc.	(220)	(21,912)
BRE Properties, Inc.	(432)	(21,807)
Camden Property Trust	(352)	(21,909)
Colonial Properties Trust	(1,048)	(21,861)
Douglas Emmett, Inc.	(1,200)	(21,888)
Equity Lifestyle Properties, Inc.	(328)	(21,874)
Equity Residential	(384)	(21,900)
Essex Property Trust, Inc.	(156)	(21,920)
Extra Space Storage, Inc.	(904)	(21,904)
General Growth Properties, Inc.	(1,456)	(21,869)
Macerich Co./The	(432)	(21,859)
Post Properties, Inc.	(500)	(21,860)
Public Storage	(164)	(22,051)
Rayonier, Inc.	(488)	(21,780)
Simon Property Group, Inc.	(168)	(21,662)
Tanger Factory Outlet Centers	(744)	(21,814)
Taubman Centers, Inc.	(352)	(21,859)
Weyerhaeuser Co.	(1,172)	(21,881)
		(437,370)
Road & Rail – (1.3)%
Genesee & Wyoming, Inc., Class A*	(360)	(21,809)
Kansas City Southern*	(320)	(21,763)
Old Dominion Freight Line, Inc.*	(536)	(21,724)
		(65,296)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Momentum Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment – (2.2)%
Altera Corp.	(588)	$(21,815)
Cypress Semiconductor Corp.*	(1,296)	(21,889)
Fairchild Semiconductor International, Inc.*	(1,816)	(21,865)
KLA-Tencor Corp.	(452)	(21,809)
Netlogic Microsystems, Inc.*	(440)	(21,811)
		(109,189)
Software – (3.6)%
Ariba, Inc.*	(780)	(21,902)
Cadence Design Systems, Inc.*	(2,100)	(21,840)
Check Point Software Technologies Ltd.*	(416)	(21,857)
CommVault Systems, Inc.*	(512)	(21,873)
Electronic Arts, Inc.*	(1,060)	(21,836)
Fortinet, Inc.*	(1,004)	(21,897)
Nuance Communications, Inc.*	(868)	(21,839)
TIBCO Software, Inc.*	(916)	(21,901)
		(174,945)
Specialty Retail – (4.9)%
Aaron's, Inc.	(820)	(21,878)
Abercrombie & Fitch Co., Class A	(448)	(21,880)
AutoNation, Inc.*	(592)	(21,827)
Bed Bath & Beyond, Inc.*	(376)	(21,797)
Foot Locker, Inc.	(916)	(21,837)
Ltd. Brands, Inc.	(540)	(21,789)
Ross Stores, Inc.	(460)	(21,864)
Sally Beauty Holdings, Inc.*	(1,036)	(21,891)
Tiffany & Co.	(328)	(21,733)
Tractor Supply Co.	(312)	(21,887)
Ulta Salon Cosmetics & Fragrance, Inc.*	(336)	(21,813)
		(240,196)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (2.7)%
Carter's, Inc.*	(548)	$(21,816)
Deckers Outdoor Corp.*	(288)	(21,764)
Fossil, Inc.*	(276)	(21,904)
Ralph Lauren Corp.	(160)	(22,093)
Under Armour, Inc., Class A*	(304)	(21,824)
VF Corp.	(172)	(21,842)
		(131,243)
Tobacco – (0.5)%
Lorillard, Inc.	(192)	(21,888)
Trading Companies & Distributors – (0.9)%
Fastenal Co.	(500)	(21,805)
W.W. Grainger, Inc.	(116)	(21,714)
		(43,519)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(688)	(21,920)
Total Securities Sold Short (Proceeds Received $4,297,450)		(4,373,907)
Other assets less liabilities — 100.0%		4,856,627
Net Assets — 100.0%		$4,855,010
*	Non-income producing security.
ˆ	Security fair valued in accordance with procedures adopted by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $121 or 0.00% of net assets.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $1,174,116.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,076
Aggregate gross unrealized depreciation	(159,454)
Net unrealized appreciation	$26,622
Federal income tax cost of investments	$4,345,668

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
446,518 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	$36,871
(463,349) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Momentum Total Return Index	0.05%	(18,952)
					$17,919

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 90.1%
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc.(a)	372	$21,264
General Dynamics Corp.	320	21,251
Goodrich Corp.(a)	172	21,276
Lockheed Martin Corp.(a)	264	21,358
Northrop Grumman Corp.	364	21,287
Raytheon Co.	440	21,287
Rockwell Collins, Inc.	384	21,262
		148,985
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	304	21,213
United Parcel Service, Inc., Class B	292	21,372
		42,585
Beverages – 0.4%
PepsiCo, Inc.	320	21,232
Biotechnology – 2.7%
Alexion Pharmaceuticals, Inc.*	296	21,164
Amgen, Inc.(a)	328	21,061
Celgene Corp.*(a)	312	21,091
Cubist Pharmaceuticals, Inc.*(a)	536	21,236
Regeneron Pharmaceuticals, Inc.*	380	21,064
United Therapeutics Corp.*	448	21,168
		126,784
Chemicals – 4.0%
Air Products & Chemicals, Inc.(a)	248	21,127
Airgas, Inc.(a)	272	21,238
Ecolab, Inc.(a)	368	21,274
International Flavors & Fragrances, Inc.(a)	404	21,177
Olin Corp.	1,080	21,222
Praxair, Inc.	200	21,380
Sherwin-Williams Co./The	236	21,068
Sigma-Aldrich Corp.	340	21,236
Valspar Corp.	544	21,200
		190,922
Commercial Services & Supplies – 3.6%
Avery Dennison Corp.(a)	740	21,223
Clean Harbors, Inc.*(a)	332	21,158
Corrections Corp. of America*(a)	1,044	21,266
Iron Mountain, Inc.(a)	688	21,191
Republic Services, Inc.	772	21,269
Stericycle, Inc.*	272	21,194
Waste Connections, Inc.	640	21,210
Waste Management, Inc.	648	21,196
		169,707

	Number of Shares	Value
Communications Equipment – 1.4%
Cisco Systems, Inc.	1,172	$21,190
Motorola Solutions, Inc.	460	21,293
Tellabs, Inc.	5,248	21,202
		63,685
Computers & Peripherals – 0.9%
Apple, Inc.*(a)	52	21,060
Lexmark International, Inc., Class A(a)	644	21,297
		42,357
Containers & Packaging – 3.2%
AptarGroup, Inc.(a)	408	21,285
Ball Corp.(a)	596	21,283
Bemis Co., Inc.(a)	704	21,176
Crown Holdings, Inc.*(a)	632	21,223
Greif, Inc., Class A(a)	468	21,318
Silgan Holdings, Inc.	548	21,175
Sonoco Products Co.	644	21,226
		148,686
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	704	21,289
Verizon Communications, Inc.	528	21,183
Windstream Corp.	1,812	21,273
		63,745
Electric Utilities – 3.2%
American Electric Power Co., Inc.(a)	516	21,316
Duke Energy Corp.(a)	964	21,208
Entergy Corp.	292	21,331
Exelon Corp.(a)	488	21,165
ITC Holdings Corp.(a)	280	21,246
PPL Corp.	720	21,182
Southern Co./The	460	21,293
		148,741
Electronic Equipment, Instruments & Components – 0.4%
Corning, Inc.	1,636	21,235
Energy Equipment & Services – 2.7%
Bristow Group, Inc.(a)	448	21,231
Core Laboratories N.V.(a)	188	21,423
Diamond Offshore Drilling, Inc.(a)	384	21,220
SEACOR Holdings, Inc.*(a)	240	21,350
Tidewater, Inc.	432	21,297
Transocean Ltd.	552	21,191
		127,712
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.(a)	256	21,330
CVS Caremark Corp.(a)	520	21,206

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Kroger Co./The(a)	876	$21,217
Safeway, Inc.	1,008	21,208
Sysco Corp.	724	21,235
Walgreen Co.	644	21,291
Wal-Mart Stores, Inc.	356	21,274
		148,761
Food Products – 4.9%
Campbell Soup Co.(a)	640	21,274
ConAgra Foods, Inc.(a)	804	21,226
Flowers Foods, Inc.(a)	1,120	21,258
General Mills, Inc.(a)	524	21,175
H.J. Heinz Co.(a)	392	21,184
Hershey Co./The(a)	344	21,252
Kellogg Co.(a)	420	21,239
Kraft Foods, Inc., Class A(a)	568	21,220
McCormick & Co., Inc.(a)	420	21,176
Ralcorp Holdings, Inc.*	248	21,204
TreeHouse Foods, Inc.*	324	21,183
		233,391
Health Care Equipment & Supplies – 1.8%
Becton, Dickinson and Co.	284	21,221
C.R. Bard, Inc.(a)	248	21,204
Edwards Lifesciences Corp.*	300	21,210
ResMed, Inc.*	836	21,234
		84,869
Health Care Providers & Services – 0.5%
AmerisourceBergen Corp.(a)	572	21,273
Health Care Technology – 0.4%
Quality Systems, Inc.	572	21,158
Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.(a)	212	21,270
Wendy’s Co./The	3,984	21,354
Yum! Brands, Inc.	360	21,244
		63,868
Household Durables – 0.4%
Garmin Ltd.	532	21,179
Household Products – 1.8%
Church & Dwight Co., Inc.(a)	464	21,233
Clorox Co./The(a)	320	21,299
Colgate-Palmolive Co.(a)	228	21,065
Kimberly-Clark Corp.(a)	288	21,185
		84,782
Insurance – 10.4%
Allied World Assurance Co. Holdings	336	21,144
Arch Capital Group Ltd.*(a)	572	21,296

	Number of Shares	Value
Arthur J. Gallagher & Co.(a)	636	$21,268
Aspen Insurance Holdings Ltd.(a)	800	21,200
Assurant, Inc.	516	21,187
Axis Capital Holdings Ltd.(a)	664	21,221
Chubb Corp./The(a)	308	21,320
Cincinnati Financial Corp.(a)	696	21,200
Endurance Specialty Holdings Ltd.(a)	556	21,267
Everest Re Group Ltd.	252	21,191
Fidelity National Financial, Inc., Class A(a)	1,332	21,219
Hanover Insurance Group, Inc./The	608	21,250
HCC Insurance Holdings, Inc.	772	21,230
Markel Corp.*(a)	52	21,563
PartnerRe Ltd.	332	21,318
ProAssurance Corp.	268	21,392
Progressive Corp./The	1,088	21,227
RenaissanceRe Holdings Ltd.	284	21,121
Transatlantic Holdings, Inc.	388	21,235
Travelers Cos., Inc./The	360	21,301
Validus Holdings Ltd.	676	21,294
W.R. Berkley Corp.	616	21,184
Willis Group Holdings plc	548	21,262
		488,890
Internet & Catalog Retail – 0.4%
Expedia, Inc.(a)	732	21,243
Internet Software & Services – 1.8%
IAC/InterActiveCorp	496	21,130
VeriSign, Inc.	592	21,146
WebMD Health Corp.*	564	21,178
Yahoo!, Inc.*	1,312	21,163
		84,617
IT Services – 4.5%
Amdocs Ltd.*(a)	744	21,226
Automatic Data Processing, Inc.(a)	392	21,172
Broadridge Financial Solutions, Inc.(a)	940	21,197
Fiserv, Inc.*(a)	360	21,146
Gartner, Inc.*	612	21,279
International Business Machines Corp.(a)	116	21,330
NeuStar, Inc., Class A*	620	21,186
Paychex, Inc.	704	21,198
SAIC, Inc.*	1,728	21,237
Total System Services, Inc.	1,084	21,203
		212,174
Media – 0.9%
Regal Entertainment Group, Class A	1,780	21,253
Washington Post Co./The, Class B	56	21,102
		42,355

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Metals & Mining – 0.9%
Newmont Mining Corp.	352	$21,123
Royal Gold, Inc.	316	21,308
		42,431
Multiline Retail – 2.3%
Big Lots, Inc.*	564	21,297
Dollar Tree, Inc.*(a)	256	21,276
Family Dollar Stores, Inc.(a)	368	21,219
Kohl’s Corp.	432	21,319
Target Corp.	416	21,307
		106,418
Multi-Utilities – 3.2%
Consolidated Edison, Inc.(a)	344	21,338
Dominion Resources, Inc.(a)	400	21,232
MDU Resources Group, Inc.(a)	988	21,202
OGE Energy Corp.	376	21,323
PG&E Corp.	516	21,269
Wisconsin Energy Corp.	608	21,256
Xcel Energy, Inc.	768	21,228
		148,848
Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.(a)	200	21,280
ConocoPhillips(a)	292	21,278
El Paso Corp.	800	21,256
Exxon Mobil Corp.	252	21,360
Marathon Oil Corp.	724	21,192
Range Resources Corp.	344	21,307
Sunoco, Inc.	516	21,166
Williams Cos., Inc./The	644	21,265
		170,104
Pharmaceuticals – 4.0%
Abbott Laboratories(a)	376	21,142
Bristol-Myers Squibb Co.(a)	604	21,285
Eli Lilly & Co.(a)	512	21,279
Forest Laboratories, Inc.*(a)	700	21,182
Hospira, Inc.*(a)	700	21,259
Johnson & Johnson(a)	324	21,248
Merck & Co., Inc.(a)	564	21,263
Perrigo Co.	216	21,017
Watson Pharmaceuticals, Inc.*	352	21,239
		190,914
Professional Services – 1.8%
FTI Consulting, Inc.*(a)	500	21,210
IHS, Inc., Class A*	248	21,368
Towers Watson & Co., Class A	356	21,335
Verisk Analytics, Inc., Class A*	528	21,188
		85,101

	Number of Shares	Value
Real Estate Investment Trusts (REITs) – 6.3%
American Campus Communities, Inc.(a)	508	$21,316
Annaly Capital Management, Inc.	1,332	21,259
Camden Property Trust(a)	340	21,162
Chimera Investment Corp.(a)	8,460	21,235
Digital Realty Trust, Inc.(a)	320	21,334
Equity Lifestyle Properties, Inc.(a)	320	21,341
Equity Residential	372	21,215
Federal Realty Investment Trust(a)	236	21,417
Hatteras Financial Corp.(a)	804	21,201
MFA Financial, Inc.(a)	3,160	21,235
National Retail Properties, Inc.	804	21,209
Rayonier, Inc.	476	21,244
Realty Income Corp.	608	21,256
Senior Housing Properties Trust	948	21,273
		297,697
Semiconductors & Semiconductor Equipment – 0.4%
Marvell Technology Group Ltd.*	1,532	21,218
Software – 2.7%
ANSYS, Inc.*(a)	372	21,308
Check Point Software Technologies Ltd.*	404	21,226
Intuit, Inc.(a)	404	21,247
Microsoft Corp.	816	21,183
Solera Holdings, Inc.	476	21,201
Synopsys, Inc.*	780	21,216
		127,381
Specialty Retail – 2.7%
Advance Auto Parts, Inc.(a)	304	21,168
AutoZone, Inc.*(a)	64	20,798
Lowe’s Cos., Inc.	836	21,218
O’Reilly Automotive, Inc.*	264	21,107
Ross Stores, Inc.	448	21,293
TJX Cos., Inc.	328	21,172
		126,756
Thrifts & Mortgage Finance – 0.4%
Capitol Federal Financial, Inc.(a)	1,840	21,234
Tobacco – 1.4%
Altria Group, Inc.(a)	716	21,229
Lorillard, Inc.	188	21,432
Reynolds American, Inc.	512	21,207
		63,868
Total Common Stocks Held Long (Cost $4,067,703)		4,246,906
Securities Sold Short – (90.1)%
Aerospace & Defense – (0.4)%
Textron, Inc.	(1,148)	(21,227)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Auto Components – (3.2)%
BorgWarner, Inc.*	(332)	$(21,162)
Dana Holding Corp.*	(1,748)	(21,238)
Gentex Corp.	(716)	(21,187)
Goodyear Tire & Rubber Co./The*	(1,500)	(21,255)
Johnson Controls, Inc.	(680)	(21,257)
Tenneco, Inc.*	(712)	(21,203)
TRW Automotive Holdings Corp.*	(652)	(21,255)
		(148,557)
Automobiles – (0.5)%
Harley-Davidson, Inc.	(548)	(21,301)
Biotechnology – (0.9)%
Amylin Pharmaceuticals, Inc.*	(1,856)	(21,121)
Onyx Pharmaceuticals, Inc.*	(484)	(21,272)
		(42,393)
Building Products – (0.5)%
Owens Corning*	(740)	(21,253)
Capital Markets – (4.5)%
Affiliated Managers Group, Inc.*	(220)	(21,109)
Ameriprise Financial, Inc.	(428)	(21,246)
E*Trade Financial Corp.*	(2,664)	(21,205)
Eaton Vance Corp.	(900)	(21,276)
Invesco Ltd.	(1,056)	(21,215)
Legg Mason, Inc.	(884)	(21,260)
Morgan Stanley	(1,404)	(21,243)
Raymond James Financial, Inc.	(684)	(21,177)
T. Rowe Price Group, Inc.	(372)	(21,185)
Waddell & Reed Financial, Inc., Class A	(856)	(21,203)
		(212,119)
Chemicals – (1.8)%
Celanese Corp.	(480)	(21,249)
Huntsman Corp.	(2,124)	(21,240)
Rockwood Holdings, Inc.*	(540)	(21,260)
Solutia, Inc.*	(1,228)	(21,220)
		(84,969)
Commercial Banks – (2.7)%
Huntington Bancshares, Inc./OH	(3,848)	(21,125)
Regions Financial Corp.	(4,936)	(21,225)
SunTrust Banks, Inc.	(1,200)	(21,240)
SVB Financial Group*	(444)	(21,174)
Webster Financial Corp.	(1,040)	(21,206)
Zions Bancorp.	(1,300)	(21,164)
		(127,134)
Commercial Services & Supplies – (0.5)%
Covanta Holding Corp.	(1,552)	(21,247)

	Number of Shares	Value
Communications Equipment – (2.3)%
F5 Networks, Inc.*	(200)	$(21,224)
InterDigital, Inc.	(488)	(21,262)
JDS Uniphase Corp.*	(2,028)	(21,172)
Juniper Networks, Inc.*	(1,040)	(21,227)
Riverbed Technology, Inc.*	(904)	(21,244)
		(106,129)
Construction & Engineering – (0.9)%
Foster Wheeler AG*	(1,108)	(21,207)
KBR, Inc.	(760)	(21,181)
		(42,388)
Containers & Packaging – (0.5)%
Owens-Illinois, Inc.*	(1,096)	(21,240)
Diversified Consumer Services – (0.9)%
Sotheby’s	(744)	(21,226)
Weight Watchers International, Inc.	(384)	(21,124)
		(42,350)
Diversified Financial Services – (1.8)%
Bank of America Corp.	(3,816)	(21,217)
Citigroup, Inc.	(808)	(21,258)
Leucadia National Corp.	(932)	(21,194)
NYSE Euronext	(812)	(21,193)
		(84,862)
Diversified Telecommunication Services – (0.4)%
Level 3 Communications, Inc.*	(1,248)	(21,204)

Electrical Equipment – (0.9)%
GrafTech International Ltd.*	(1,556)	(21,239)
Rockwell Automation, Inc.	(288)	(21,131)
		(42,370)
Electronic Equipment, Instruments & Components – (1.8)%
Anixter International, Inc.*	(356)	(21,232)
Arrow Electronics, Inc.*	(568)	(21,249)
Jabil Circuit, Inc.	(1,080)	(21,233)
Vishay Intertechnology, Inc.*	(2,360)	(21,216)
		(84,930)
Energy Equipment & Services – (4.5)%
CARBO Ceramics, Inc.	(172)	(21,213)
Dril-Quip, Inc.*	(324)	(21,326)
Halliburton Co.	(616)	(21,258)
Helix Energy Solutions Group, Inc.*	(1,344)	(21,235)
Helmerich & Payne, Inc.	(364)	(21,243)
Key Energy Services, Inc.*	(1,372)	(21,225)
McDermott International, Inc.*	(1,844)	(21,224)
Nabors Industries Ltd.*	(1,224)	(21,224)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Oil States International, Inc.*	(280)	$(21,384)
Patterson-UTI Energy, Inc.	(1,064)	(21,259)
		(212,591)
Gas Utilities – (1.8)%
National Fuel Gas Co.	(384)	(21,343)
ONEOK, Inc.	(244)	(21,152)
Piedmont Natural Gas Co., Inc.	(624)	(21,203)
UGI Corp.	(724)	(21,286)
		(84,984)
Health Care Equipment & Supplies – (0.9)%
Alere, Inc.*	(920)	(21,243)
Hill-Rom Holdings, Inc.	(632)	(21,292)
		(42,535)
Health Care Providers & Services – (5.0)%
AMERIGROUP Corp.*	(360)	(21,269)
Brookdale Senior Living, Inc.*	(1,220)	(21,216)
Centene Corp.*	(536)	(21,220)
Community Health Systems, Inc.*	(1,216)	(21,219)
Health Management Associates, Inc., Class A*	(2,880)	(21,226)
Health Net, Inc.*	(696)	(21,172)
HealthSouth Corp.*	(1,200)	(21,204)
HMS Holdings Corp.*	(664)	(21,235)
Tenet Healthcare Corp.*	(4,140)	(21,238)
Universal Health Services, Inc., Class B	(548)	(21,295)
WellCare Health Plans, Inc.*	(404)	(21,210)
		(233,504)
Hotels, Restaurants & Leisure – (3.6)%
Hyatt Hotels Corp., Class A*	(564)	(21,229)
Las Vegas Sands Corp.*	(496)	(21,194)
Marriott International, Inc., Class A	(728)	(21,236)
MGM Resorts International*	(2,036)	(21,235)
Royal Caribbean Cruises Ltd.	(856)	(21,203)
Starwood Hotels & Resorts Worldwide, Inc.	(444)	(21,299)
Wyndham Worldwide Corp.	(560)	(21,185)
Wynn Resorts Ltd.	(192)	(21,214)
		(169,795)
Household Durables – (1.4)%
Harman International Industries, Inc.	(560)	(21,302)
PulteGroup, Inc.*	(3,364)	(21,227)
Tempur-Pedic International, Inc.*	(404)	(21,222)
		(63,751)
Independent Power Producers & Energy Traders – (1.8)%
AES Corp./The*	(1,792)	(21,217)
Calpine Corp.*	(1,300)	(21,229)
GenOn Energy, Inc.*	(8,136)	(21,235)

	Number of Shares	Value
NRG Energy, Inc.*	(1,172)	$(21,237)
		(84,918)
Industrial Conglomerates – (0.5)%
Carlisle Cos., Inc.	(480)	(21,264)
Insurance – (5.4)%
Aflac, Inc.	(492)	(21,284)
American International Group, Inc.*	(916)	(21,251)
Assured Guaranty Ltd.	(1,616)	(21,234)
CNO Financial Group, Inc.*	(3,364)	(21,227)
Delphi Financial Group, Inc., Class A	(480)	(21,264)
Genworth Financial, Inc., Class A*	(3,240)	(21,222)
Hartford Financial Services Group, Inc.	(1,308)	(21,255)
Lincoln National Corp.	(1,092)	(21,207)
MetLife, Inc.	(680)	(21,203)
Principal Financial Group, Inc.	(864)	(21,254)
Protective Life Corp.	(940)	(21,206)
Prudential Financial, Inc.	(424)	(21,251)
		(254,858)
Internet Software & Services – (0.4)%
eBay, Inc.*	(700)	(21,231)
Leisure Equipment & Products – (0.4)%
Brunswick Corp.	(1,176)	(21,239)
Life Sciences Tools & Services – (0.9)%
Agilent Technologies, Inc.*	(608)	(21,238)
Waters Corp.*	(288)	(21,326)
		(42,564)
Machinery – (8.6)%
Actuant Corp., Class A	(936)	(21,238)
AGCO Corp.*	(496)	(21,313)
Chart Industries, Inc.*	(392)	(21,195)
Cummins, Inc.	(240)	(21,125)
Gardner Denver, Inc.	(276)	(21,269)
Harsco Corp.	(1,032)	(21,239)
Ingersoll-Rand plc	(696)	(21,207)
Joy Global, Inc.	(284)	(21,291)
Kennametal, Inc.	(580)	(21,182)
Manitowoc Co., Inc./The	(2,312)	(21,247)
Navistar International Corp.*	(560)	(21,213)
Nordson Corp.	(516)	(21,249)
Oshkosh Corp.*	(992)	(21,209)
SPX Corp.	(352)	(21,215)
Terex Corp.*	(1,572)	(21,238)
Timken Co.	(548)	(21,213)
Trinity Industries, Inc.	(708)	(21,282)
WABCO Holdings, Inc.*	(488)	(21,179)
Woodward, Inc.	(516)	(21,120)
		(403,224)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Media – (2.7)%
CBS Corp., Class B	(784)	$(21,278)
Gannett Co., Inc.	(1,588)	(21,232)
Interpublic Group of Cos., Inc./The	(2,184)	(21,250)
Lamar Advertising Co., Class A*	(772)	(21,230)
Live Nation Entertainment, Inc.*	(2,556)	(21,240)
Viacom, Inc., Class B	(468)	(21,252)
		(127,482)
Metals & Mining – (1.8)%
Allegheny Technologies, Inc.	(444)	(21,223)
Cliffs Natural Resources, Inc.	(340)	(21,199)
United States Steel Corp.	(804)	(21,274)
Walter Energy, Inc.	(352)	(21,317)
		(85,013)
Multiline Retail – (0.4)%
Saks, Inc.*	(2,176)	(21,216)
Multi-Utilities – (0.9)%
Avista Corp.	(824)	(21,218)
TECO Energy, Inc.	(1,108)	(21,207)
		(42,425)
Oil, Gas & Consumable Fuels – (3.2)%
Alpha Natural Resources, Inc.*	(1,040)	(21,247)
Arch Coal, Inc.	(1,464)	(21,243)
Denbury Resources, Inc.*	(1,404)	(21,200)
SandRidge Energy, Inc.*	(2,600)	(21,216)
Spectra Energy Corp.	(692)	(21,279)
Valero Energy Corp.	(1,008)	(21,218)
Whiting Petroleum Corp.*	(456)	(21,291)
		(148,694)
Pharmaceuticals – (1.3)%
Mylan, Inc.*	(988)	(21,203)
Salix Pharmaceuticals Ltd.*	(444)	(21,245)
Warner Chilcott plc, Class A*	(1,400)	(21,182)
		(63,630)
Professional Services – (0.4)%
Manpower, Inc.	(592)	(21,164)
Real Estate Investment Trusts (REITs) – (1.8)%
CBL & Associates Properties, Inc.	(1,352)	(21,226)
DiamondRock Hospitality Co.	(2,204)	(21,247)
Host Hotels & Resorts, Inc.	(1,436)	(21,210)
LaSalle Hotel Properties	(876)	(21,208)
		(84,891)

	Number of Shares	Value
Real Estate Management & Development – (1.4)%
CBRE Group, Inc.*	(1,396)	$(21,247)
Forest City Enterprises, Inc., Class A*	(1,796)	(21,229)
Jones Lang LaSalle, Inc.	(348)	(21,318)
		(63,794)
Road & Rail – (1.4)%
Con-way, Inc.	(728)	(21,228)
Hertz Global Holdings, Inc.*	(1,812)	(21,237)
Ryder System, Inc.	(400)	(21,256)
		(63,721)
Semiconductors & Semiconductor Equipment – (4.9)%
Advanced Micro Devices, Inc.*	(3,932)	(21,233)
Atmel Corp.*	(2,620)	(21,222)
Cypress Semiconductor Corp.*	(1,256)	(21,214)
Fairchild Semiconductor International, Inc.*	(1,764)	(21,238)
International Rectifier Corp.*	(1,092)	(21,207)
Micron Technology, Inc.*	(3,372)	(21,210)
NVIDIA Corp.*	(1,532)	(21,233)
ON Semiconductor Corp.*	(2,744)	(21,184)
RF Micro Devices, Inc.*	(3,916)	(21,146)
Skyworks Solutions, Inc.*	(1,308)	(21,216)
Teradyne, Inc.*	(1,556)	(21,208)
		(233,311)
Software – (3.1)%
Ariba, Inc.*	(756)	(21,228)
Autodesk, Inc.*	(700)	(21,231)
Citrix Systems, Inc.*	(348)	(21,130)
Concur Technologies, Inc.*	(416)	(21,129)
Electronic Arts, Inc.*	(1,028)	(21,177)
Salesforce.com, Inc.*	(208)	(21,104)
TIBCO Software, Inc.*	(888)	(21,232)
		(148,231)
Specialty Retail – (3.6)%
Abercrombie & Fitch Co., Class A	(436)	(21,294)
CarMax, Inc.*	(696)	(21,214)
Genesco, Inc.*	(344)	(21,239)
Guess?, Inc.	(712)	(21,232)
Rent-A-Center, Inc., Class A	(572)	(21,164)
Signet Jewelers Ltd.	(484)	(21,277)
Tiffany & Co.	(320)	(21,203)
Williams-Sonoma, Inc.	(552)	(21,252)
		(169,875)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2011 (Unaudited)

	Number of Shares	Value
Textiles, Apparel & Luxury Goods – (2.2)%
Coach, Inc.	(348)	$(21,242)
Deckers Outdoor Corp.*	(280)	(21,160)
Fossil, Inc.*	(268)	(21,268)
PVH Corp.	(300)	(21,147)
Under Armour, Inc., Class A*	(296)	(21,250)
		(106,067)
Trading Companies & Distributors – (0.9)%
United Rentals, Inc.*	(720)	(21,276)
WESCO International, Inc.*	(400)	(21,204)
		(42,480)
Wireless Telecommunication Services – (0.4)%
MetroPCS Communications, Inc.*	(2,444)	(21,214)
Total Securities Sold Short (Proceeds Received $4,078,714)		(4,245,339)
Other assets less liabilities — 100.0%		$4,713,503
Net Assets — 100.0%		$4,715,070
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2011, the aggregate amount held in a segregated account was $2,575,707.

As of December 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,962
Aggregate gross unrealized depreciation	(37,815)
Net unrealized appreciation	$76,147
Federal income tax cost of investments	$4,170,759

Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
425,788 USD	10/03/2013	Morgan Stanley	0.75%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	$42,926
(503,267) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Total Return Index	0.05%	33,426
					$76,352

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2011 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral High Beta Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Quality Fund	QuantShares U.S. Market Neutral Anti-Momentum Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$4,294,162	$4,558,184	$4,461,019	$13,593,683	$10,909,777	$4,372,290	$4,246,906
Cash	208,862	538,728	583,062	804,748	560,683	211,201	106,074
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	—	260,000	320,000	—	260,000
Segregated cash balance with broker for securities sold short (Note 2)	4,602,808	4,556,493	4,530,091	13,989,467	11,429,917	4,554,647	4,110,757
Unrealized appreciation on swap agreements	35,159	44,279	44,218	89,202	74,306	36,871	76,352
Receivables:
Securities sold	2,194,890	1,082,725	1,247,362	891,734	1,558,430	2,221,954	1,753,117
Dividends and interest	3,805	10,264	1,611	16,161	6,885	3,523	9,678
Investment adviser (Note 4)	11,613	9,984	10,142	3,671	—	11,592	11,090
Prepaid expenses	21,402	21,522	21,523	21,402	21,402	21,402	21,523
Total Assets	11,372,701	10,822,179	10,899,028	29,670,068	24,881,400	11,433,480	10,595,497
LIABILITIES
Securities sold short, at value(2)	4,295,495	4,556,949	4,462,610	13,600,231	10,909,698	4,373,907	4,245,339
Unrealized depreciation on swap agreements	26,747	19,709	34,232	50,377	59,084	18,952	—
Payables:
Securities purchased	2,258,986	1,063,431	1,421,347	880,657	1,767,098	2,167,199	1,617,314
Investment management fees (Note 4)	—	—	—	—	3,393	—	—
Trustees fees (Note 4)	697	673	673	697	697	697	673
Dividends on securities sold short	5,688	3,773	11,079	15,413	12,006	2,838	2,931
Interest on swap agreements	266	276	271	504	683	265	249
Accrued expenses and other liabilities	14,566	13,680	12,631	12,967	11,184	14,612	13,921
Total Liabilities	6,602,445	5,658,491	5,942,843	14,560,846	12,763,843	6,578,470	5,880,427
Net Assets	$4,770,256	$5,163,688	$4,956,185	$15,109,222	$12,117,557	$4,855,010	$4,715,070
NET ASSETS CONSIST OF:
Paid-in capital	$5,000,025	$5,100,000	$5,012,819	$15,007,240	$12,583,595	$5,000,025	$5,000,025
Accumulated undistributed net investment income (loss)	(23,497)	(3,436)	(42,995)	(45,230)	(40,869)	(14,834)	(1,503)
Accumulated undistributed net realized gain (loss)	(212,685)	(29,755)	8,549	(38,831)	(506,881)	(172,286)	(372,382)
Net unrealized appreciation (depreciation) on:
Investments	91,623	239,342	183,688	519,542	372,916	100,643	179,203
Securities sold short	(93,622)	(167,033)	(215,862)	(372,324)	(306,426)	(76,457)	(166,625)
Swap agreements	8,412	24,570	9,986	38,825	15,222	17,919	76,352
Net Assets	$4,770,256	$5,163,688	$4,956,185	$15,109,222	$12,117,557	$4,855,010	$4,715,070
Shares Outstanding	200,001	204,000	200,001	600,001	500,001	200,001	200,001
Net Asset Value	$23.85	$25.31	$24.78	$25.18	$24.24	$24.27	$23.58
(1) Investments in securities, at cost	$4,202,539	$4,318,842	$4,277,331	$13,074,141	$10,536,861	$4,271,647	$4,067,703
(2) Securities sold short, proceeds	4,201,873	4,389,916	4,246,748	13,227,907	10,603,272	4,297,450	4,078,714

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
(Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Value Fund For the period 09/12/11* – 12/31/11	QuantShares U.S. Market Neutral High Beta Fund For the period 09/12/11* – 12/31/11	QuantShares U.S. Market Neutral Size Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Quality Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Anti-Momentum Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Anti-Beta Fund For the period 09/12/11* – 12/31/11
INVESTMENT INCOME
Dividend income	$22,717	$35,256	$15,758	$42,935	$46,331	$26,168	$36,850
Interest income	59	67	223	31	72	21	39
Foreign withholding tax on dividends	(490)	(30)	—	(65)	(91)	—	(9)
Total Investment Income	22,286	35,293	15,981	42,901	46,312	26,189	36,880
EXPENSES
Dividends on securities sold short	26,868	18,726	38,834	59,171	50,160	21,982	14,859
Interest on securities sold short	3,400	4,484	4,793	4,658	6,454	3,482	4,409
Investment management fees (Note 4)	7,860	7,859	7,774	12,306	15,485	7,881	7,236
Accounting fees	1,087	1,062	1,057	1,309	1,468	1,088	1,031
Administration fees (Note 5)	472	471	466	738	929	473	434
Custody fees	10,858	10,478	10,476	10,925	9,509	10,859	10,468
Licensing fees	1,627	1,570	1,570	1,628	1,628	1,627	1,570
Trustees fees (Note 4)	697	673	673	697	697	697	673
Professional fees	17,475	16,854	16,855	17,474	17,474	17,474	16,855
Offering costs	2,799	2,654	2,654	2,799	2,799	2,799	2,654
Other fees	10,966	10,593	10,594	10,966	10,969	10,967	10,595
Total Expenses before Adjustments	84,109	75,424	95,746	122,671	117,572	79,329	70,784
Less waivers and/or reimbursements by Adviser (Note 4)	(38,326)	(36,695)	(36,770)	(34,540)	(30,391)	(38,306)	(37,233)
Total Expenses after Adjustments	45,783	38,729	58,976	88,131	87,181	41,023	33,551
Net Investment Income (Loss)	(23,497)	(3,436)	(42,995)	(45,230)	(40,869)	(14,834)	3,329
NET REALIZED GAIN (LOSS) ON:
Investments in securities	115,272	139,787	113,392	180,096	143,261	170,320	72,412
In-kind redemptions of investments	—	—	16,476	—	—	—	71,289
Securities sold short	(194,100)	(50,746)	(94,165)	(145,103)	(502,312)	(201,054)	(303,720)
Swap agreements	(9,730)	(1,010)	(5,860)	(19,164)	(66,575)	(32,179)	(131,739)
Net Realized Gain (Loss)	(88,558)	88,031	29,843	15,829	(425,626)	(62,913)	(291,758)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	91,623	239,342	183,688	519,542	372,916	100,643	179,203
Securities sold short	(93,622)	(167,033)	(215,862)	(372,324)	(306,426)	(76,457)	(166,625)
Swap agreements	8,412	24,570	9,986	38,825	15,222	17,919	76,352
Net Change in Unrealized Appreciation (Depreciation)	6,413	96,879	(22,188)	186,043	81,712	42,105	88,930
Net Realized and Unrealized Gain (Loss)	(82,145)	184,910	7,655	201,872	(343,914)	(20,808)	(202,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(105,642)	$181,474	$(35,340)	$156,642	$(384,783)	$(35,642)	$(199,499)
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
(Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Value Fund For the period 09/12/11* – 12/31/11	QuantShares U.S. Market Neutral High Beta Fund For the period 09/12/11* – 12/31/11	QuantShares U.S. Market Neutral Size Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Quality Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Anti-Momentum Fund For the period 09/06/11* – 12/31/11	QuantShares U.S. Market Neutral Anti-Beta Fund For the period 09/12/11* – 12/31/11
OPERATIONS
Net investment income (loss)	$(23,497)	$(3,436)	$(42,995)	$(45,230)	$(40,869)	$(14,834)	$3,329
Net realized gain (loss)	(88,558)	88,031	29,843	15,829	(425,626)	(62,913)	(291,758)
Net change in unrealized appreciation (depreciation)	6,413	96,879	(22,188)	186,043	81,712	42,105	88,930
Net Increase (Decrease) in Net Assets Resulting from Operations	(105,642)	181,474	(35,340)	156,642	(384,783)	(35,642)	(199,499)
DISTRIBUTIONS
Net investment income	—	—	—	—	—	—	(4,832)
Net realized gain	(124,127)	(117,786)	(21,294)	(54,660)	(81,255)	(109,373)	(80,624)
Total Distributions	(124,127)	(117,786)	(21,294)	(54,660)	(81,255)	(109,373)	(85,456)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,000,025	5,000,000	6,212,150	15,007,240	12,583,595	5,000,025	7,334,565
Cost of shares redeemed	—	—	(1,199,331)	—	—	—	(2,334,540)
Net Increase (Decrease) from Capital Transactions	5,000,025	5,000,000	5,012,819	15,007,240	12,583,595	5,000,025	5,000,025
Total Increase (Decrease) in Net Assets	4,770,256	5,063,688	4,956,185	15,109,222	12,117,557	4,855,010	4,715,070
NET ASSETS
Beginning of period	$—	$100,000 (2)	$—	$—	$—	$—	$—
End of Period	$4,770,256	$5,163,688	$4,956,185	$15,109,222	$12,117,557	$4,855,010	$4,715,070
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,497)	$(3,436)	$(42,995)	$(45,230)	$(40,869)	$(14,834)	$(1,503)
SHARES TRANSACTIONS
Beginning of period	—	4,000 (2)	—	—	—	—	—
Shares issued	200,001	200,000	250,001	500,001	200,001	200,001	200,001
Shares issued in-kind (Note 8)	—	—	—	100,000	300,000	—	100,000
Shares redeemed	—	—	—	—	—	—	—
Shares redeemed in-kind (Note 8)	—	—	(50,000)	—	—	—	(100,000)
Shares Outstanding, End of Period	200,001	204,000	200,001	600,001	500,001	200,001	200,001
*	Commencement of investment operations.
(1)	Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 8 to the Financial Statements.
(2)	Represents initial seed capital.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights

		PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	$25.00	$(0.12)	$(0.41)	$(0.53)	$—	$(0.62)	$(0.62)	$23.85
QuantShares U.S. Market Neutral Value Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	25.00	(0.02)	0.91	0.89	—	(0.58)	(0.58)	25.31
QuantShares U.S. Market Neutral High Beta Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	25.00	(0.21)	0.10	(0.11)	—	(0.11)	(0.11)	24.78
QuantShares U.S. Market Neutral Size Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	25.00	(0.15)	0.51	0.36	—	(0.18)	(0.18)	25.18
QuantShares U.S. Market Neutral Quality Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	25.00	(0.10)	(0.50)	(0.60)	—	(0.16)	(0.16)	24.24
QuantShares U.S. Market Neutral Anti-Momentum Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	25.00	(0.07)	(0.11)	(0.18)	—	(0.55)	(0.55)	24.27
QuantShares U.S. Market Neutral Anti-Beta Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	25.00	0.02	(1.02)	(1.00)	(0.02)	(0.40)	(0.42)	23.58
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Includes transaction fees associated with the issuance and redemption of Creation Units.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from primary listing exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.

See accompanying notes to the financial statements.

		RATIOS/SUPPLEMENTAL DATA
		Ratios to Average Net Assets of(3)					Total Return(4)
	Transaction fees(2)	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(4)(7)	Portfolio turnover rate (including short sales)(4)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	$—	0.99%	2.92%	5.37%	(1.50)%	(3.94)%	(2.12)%	(1.91)%	94%	179%	$4,770
QuantShares U.S. Market Neutral Value Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	—	0.99	2.47	4.81	(0.22)	(2.56)	3.62	3.66	44	83	5,164
QuantShares U.S. Market Neutral High Beta Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	—	0.99	3.80	6.18	(2.77)	(5.15)	(0.41)	(0.81)	43	131	4,956
QuantShares U.S. Market Neutral Size Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	0.01	0.99	3.59	5.00	(1.84)	(3.25)	1.45	1.01	33	128	15,109
QuantShares U.S. Market Neutral Quality Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	—	0.99	2.82	3.81	(1.32)	(2.31)	(2.40)	(2.40)	31	80	12,118
QuantShares U.S. Market Neutral Anti-Momentum Fund
For the period 09/06/11* – 12/31/11 (Unaudited)	—	0.99	2.61	5.05	(0.94)	(3.38)	(0.62)	(0.86)	86	186	4,855
QuantShares U.S. Market Neutral Anti-Beta Fund
For the period 09/12/11* – 12/31/11 (Unaudited)	—	0.99	2.33	4.91	0.23	(2.35)	(3.98)	(4.23)	49	117	4,715

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2011 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust currently consists of seven series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral High Beta Fund (formerly known as QuantShares U.S. Market Neutral Beta Fund), QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral Anti-Momentum Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”).

2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2011, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs
	Common Stocks	Common/ Preferred Stocks	Swap Agreements	Others	Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$4,294,162	$—	$35,159	$—	$4,329,321
Liabilities:	(4,295,495)	—	(26,747)	—	(4,322,242)
Totals:	$(1,333)	$—	$8,412	$—	$7,079
QuantShares U.S. Market Neutral Value Fund
Assets:	$4,558,184	$—	$44,279	$—	$4,602,463
Liabilities:	(4,556,949)	—	(19,709)	—	(4,576,658)
Totals:	$1,235	$—	$24,570	$—	$25,805
QuantShares U.S. Market Neutral High Beta Fund
Assets:	$4,460,892	$127	$44,218	$—	$4,505,237
Liabilities:	(4,462,610)	—	(34,232)	—	(4,496,842)
Totals:	$(1,718)	$127	$9,986	$—	$8,395
QuantShares U.S. Market Neutral Size Fund
Assets:	$13,593,683	$—	$89,202	$—	$13,682,885
Liabilities:	(13,600,231)	—	(50,377)	—	(13,650,608)
Totals:	$(6,548)	$—	$38,825	$—	$32,277
QuantShares U.S. Market Neutral Quality Fund
Assets:	$10,909,777	$—	$74,306	$—	$10,984,083
Liabilities:	(10,909,698)	—	(59,084)	—	(10,968,782)
Totals:	$79	$—	$15,222	$—	$15,301
QuantShares U.S. Market Neutral Anti-Momentum Fund
Assets:	$4,372,169	$121	$36,871	$—	$4,409,161
Liabilities:	(4,373,907)	—	(18,952)	—	(4,392,859)
Totals:	$(1,738)	$121	$17,919	$—	$16,302
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$4,246,906	$—	$76,352	$—	$4,323,258
Liabilities:	(4,245,339)	—	—	—	(4,245,339)
Totals:	$1,567	$—	$76,352	$—	$77,919

For the period ended December 31, 2011, there were no Level 3 investments in a Fund held for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Level 1 and Level 2 for the period ending December 31, 2011.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Swaps

The Funds all entered into swap agreements during the period. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2011
	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets	Liabilities
Fund			Value	Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$35,159	$26,747
QuantShares U.S. Market Neutral Value Fund			44,279	19,709
QuantShares U.S. Market Neutral High Beta Fund			44,218	34,232
QuantShares U.S. Market Neutral Size Fund			89,202	50,377
QuantShares U.S. Market Neutral Quality Fund			74,306	59,084
QuantShares U.S. Market Neutral Anti-Momentum Fund			36,871	18,952
QuantShares U.S. Market Neutral Anti-Beta Fund			76,352	—

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2011
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$(9,730)	$8,412
QuantShares U.S. Market Neutral Value Fund		(1,010)	24,570
QuantShares U.S. Market Neutral High Beta Fund		(5,860)	9,986
QuantShares U.S. Market Neutral Size Fund		(19,164)	38,825
QuantShares U.S. Market Neutral Quality Fund		(66,575)	15,222
QuantShares U.S. Market Neutral Anti-Momentum Fund		(32,179)	17,919
QuantShares U.S. Market Neutral Anti-Beta Fund		(131,739)	76,352

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2011, management of the Funds has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and ongoing analysis of tax law, regulation and interpretations thereof.

Distributions to shareholders from net investment income, if any are distributed annually. Net capital gains are distributed at least annually. The Funds’ tax year end is June 30th and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

4. Fees and Other Transactions with Affiliates

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Board. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until August 31, 2012 to forgo current payment of fees and/or reimburse expenses of each Fund to the extent that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund exceed 0.99% of each Fund’s average net assets. This undertaking can only be changed with the approval of the Board of Trustees.

For the period ended December 31, 2011, management fees waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$7,860	$30,466
QuantShares U.S. Market Neutral Value Fund	7,859	28,836
QuantShares U.S. Market Neutral High Beta Fund	7,774	28,996
QuantShares U.S. Market Neutral Size Fund	12,306	22,234
QuantShares U.S. Market Neutral Quality Fund	15,485	14,906
QuantShares U.S. Market Neutral Anti-Momentum Fund	7,881	30,425
QuantShares U.S. Market Neutral Anti-Beta Fund	7,236	29,997

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund provided that repayment does not cause Operating Expenses to exceed 0.99% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. As of December 31, 2011, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2015	2016	2017
QuantShares U.S. Market Neutral Momentum Fund	$38,326	$—	$—	$38,326
QuantShares U.S. Market Neutral Value Fund	36,695	—	—	36,695
QuantShares U.S. Market Neutral High Beta Fund	36,770	—	—	36,770
QuantShares U.S. Market Neutral Size Fund	34,540	—	—	34,540
QuantShares U.S. Market Neutral Quality Fund	30,391	—	—	30,391
QuantShares U.S. Market Neutral Anti-Momentum Fund	38,306	—	—	38,306
QuantShares U.S. Market Neutral Anti-Beta Fund	37,233	—	—	37,233

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

7. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s Distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units.

At December 31, 2011, QuantShares U.S. Market Neutral Size Fund had $2,000 of transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

9. Investment Transactions

For the period ended December 31, 2011, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
QuantShares U.S. Market Neutral Momentum Fund	$7,809,531	$11,953,189
QuantShares U.S. Market Neutral Value Fund	3,768,610	8,148,759
QuantShares U.S. Market Neutral High Beta Fund	6,274,477	9,400,195
QuantShares U.S. Market Neutral Size Fund	10,377,128	17,011,015
QuantShares U.S. Market Neutral Quality Fund	7,245,161	18,257,902
QuantShares U.S. Market Neutral Anti-Momentum Fund	8,184,519	12,401,942
QuantShares U.S. Market Neutral Anti-Beta Fund	4,966,031	9,114,146

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2011, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Realized Gain
QuantShares U.S. Market Neutral High Beta Fund	$1,063,646	$16,476
QuantShares U.S. Market Neutral Anti-Beta Fund	1,988,309	71,289

During the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
QuantShares U.S. Market Neutral Momentum Fund	$4,223,280
QuantShares U.S. Market Neutral Value Fund	4,220,845
QuantShares U.S. Market Neutral High Beta Fund	4,184,400
QuantShares U.S. Market Neutral Size Fund	6,445,128
QuantShares U.S. Market Neutral Quality Fund	11,306,295
QuantShares U.S. Market Neutral Anti-Momentum Fund	4,222,356
QuantShares U.S. Market Neutral Anti-Beta Fund	6,285,483

11. Risks

Momentum Risk:  For the U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have had above average recent returns and shorting securities that have had below-average returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Value Risk:  For the U.S. Market Neutral Value Fund, value factor investing entails investing in securities that have below-average valuations based on ratios such as earnings to price or book to price and shorting securities that have above average valuations based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition,

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Beta Risk:  For the U.S. Market Neutral High Beta Fund, beta investing entails investing in securities that have above-average betas and shorting securities that have below-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in high beta securities. In addition, the Fund may be more volatile than the universe since it will have long exposure to the most volatile stocks in the universe and short exposure to the least volatile stocks in the universe.

Size Risk:  For the U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have below average market capitalizations and shorting securities within the universe with above-average market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Quality Risk:  For the U.S. Market Neutral Quality Fund, quality investing entails investing in securities that have above-average quality characteristics and shorting securities with below-average quality characteristics as defined by return on equity and the debt-to-equity ratio. There may be periods when the quality style is out of favor, and during which the investment performance of a Fund using a quality strategy may suffer. There is a risk that quality factors may in some or all periods not be good indicators of the market price of a security.

Anti-Momentum Risk:  For the U.S. Market Neutral Anti-Momentum Fund, anti-momentum investing entails investing in securities that have had below-average recent returns and shorting securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the anti-momentum style is out of favor, and during which the investment performance of a Fund using an anti-momentum strategy may suffer.

Anti-Beta Risk:  For the U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. Beta measures the relative volatility of the value of a security compared with that of a market index; beta is calculated using historical market data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in low beta securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2011 (Unaudited)

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits the Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar neutral strategy to achieve market neutrality, the beta of a Fund (i.e. the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

12. Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13. New Accounting Pronouncements

In May 2011 the FASB issued ASU No. 2011-04 — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs) (“ASU 2011-4”), an amendment of ASC 820, primarily to eliminate unnecessary wording differences between U.S. GAAP and IFRSs while also expanding some of the disclosure requirements of ASC 820. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-04 will not have a material impact on the Funds’ financial statement disclosures.

14. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended, December 31, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, December 31, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 12/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund(a)
Actual	$1,000.00	$978.80	$9.16	2.92%
Hypothetical	$1,000.00	$1,010.46	$14.76	2.92%
QuantShares U.S. Market Neutral Value Fund(b)
Actual	$1,000.00	$1,036.20	$7.56	2.47%
Hypothetical	$1,000.00	$1,012.72	$12.50	2.47%
QuantShares U.S. Market Neutral High Beta Fund(b)
Actual	$1,000.00	$995.90	$11.40	3.80%
Hypothetical	$1,000.00	$1,006.03	$19.16	3.80%
QuantShares U.S. Market Neutral Size Fund(a)
Actual	$1,000.00	$1,014.50	$11.46	3.59%
Hypothetical	$1,000.00	$1,007.09	$18.11	3.59%
QuantShares U.S. Market Neutral Quality Fund(a)
Actual	$1,000.00	$976.00	$8.83	2.82%
Hypothetical	$1,000.00	$1,010.96	$14.25	2.82%
QuantShares U.S. Market Neutral Anti-Momentum Fund(a)
Actual	$1,000.00	$993.80	$8.25	2.61%
Hypothetical	$1,000.00	$1,012.02	$13.20	2.61%
QuantShares U.S. Market Neutral Anti-Beta Fund(b)
Actual	$1,000.00	$960.20	$6.86	2.33%
Hypothetical	$1,000.00	$1,013.42	$11.79	2.33%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).
(a)	The Funds commenced operations on September 6, 2011. Actual Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 116 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one half year period).
(b)	The Funds commenced operations on September 12, 2011. Actual Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 110 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Funds’ annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on May 10, 2011, the Board of Trustees of FQF Trust (“Board”), including the Trustees who are not “interested persons” of FFCM, LLC (“Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Investment Advisory Agreement (“Agreement”) for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Quality Fund, QuantShares U.S. Market Neutral High Beta Fund, QuantShares U.S. Market Neutral Anti-Beta Fund and QuantShares U.S. Market Neutral Anti-Momentum Fund (the “Funds”).

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser regarding their personnel and operations. The Board considered the following factors, among others, in connection with its approval of the Agreement: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as each Fund grows; and (4) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Board evaluated the terms of the Agreement, the overall fairness of it to each Fund and whether the Agreement was in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Adviser who perform services for each Fund. Because the Adviser is newly formed and the Funds do not have a performance history, the Board considered other indicia of the nature, extent and quality of services to be provided to the Funds under the Agreement. Among other things, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing market neutral strategies and the adequacy of the Adviser’s resources, including the Adviser’s representation that it is financially stable and able to provide high-quality investment advisory services to the Funds. The Board also considered the Adviser’s compliance program, including its policies and procedures regarding brokerage and allocation of portfolio transactions for each Fund.

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each Fund and any fall-out benefits likely to accrue to the Adviser or its affiliates as a result of their relationship with the Funds. In this regard, the Board considered a comparison of each Fund’s management fee and overall expense ratio to a peer group of comparable registered funds. The Board also considered that the Funds are the first long/short or market neutral exchange-traded index funds (“ETFs”) to be approved by the U.S. Securities and Exchange Commission and that, therefore, a true peer comparison is not possible. The Board further noted the Adviser’s representation that fees charged to separate accounts and private funds that pursue actively managed market neutral strategies are generally much higher and can include performance fees of 20% in addition to advisory fees of 2%, and differences between those arrangements and the Funds’ structure and investment strategies. The Board took into account the Adviser’s intended usage of soft dollars, while also weighing contractual waiver undertaken by the Adviser to limit certain fees incurred by the Funds to 0.99%. The Adviser provided additional information on its expected cost of services and profitability under the Agreement.

The Board discussed any anticipated economies of scale in relation to the services the Adviser would provide to each Fund, noting that the Funds were just starting up and that the start-up phase of a fund may be too soon to properly evaluate potential economies of scale. Nevertheless, the Board considered whether the Agreement provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels based on expected costs to be borne by the Adviser in operating each Fund.

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

In approving the Agreement, the Board concluded that its terms are fair and reasonable and that approval of the Agreement is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser could be expected to provide a high level of service to each Fund; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and that the expected benefits accruing to the Adviser (and its affiliates) by virtue of their relationship to each Fund were reasonable in comparison with the expected costs of providing the investment advisory services and the expected benefits accruing to each Fund.

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the Funds and their shareholders could benefit from the Adviser’s management of the Funds. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trust counsel discussing the legal standards applicable to its consideration of the Agreement. The Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

FQF Trust
For More Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, when available, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

230 Congress Street, Floor 5
Boston, MA 02110
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kishore L. Karunakaran
Kishore L. Karunakaran
President
February 29, 2012

By:	/s/ Brent Arvidson
Brent Arvidson
Principal Financial Officer and Treasurer
February 29, 2012